Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Brazil (6.4%)
	Vale SA	53,655,699	784,738
	Petroleo Brasileiro SA	58,234,430	428,684
	Petroleo Brasileiro SA Preference Shares	63,705,861	419,115
	Itau Unibanco Holding SA Preference Shares	55,094,875	333,686
	B3 SA - Brasil Bolsa Balcao	79,051,605	249,087
	Banco Bradesco SA Preference Shares	63,206,387	222,684
	Ambev SA	60,391,054	189,778
	WEG SA	20,490,164	172,977
	Localiza Rent a Car SA	11,597,888	164,866
	Centrais Eletricas Brasileiras SA	18,779,225	153,490
	Itausa SA Preference Shares	72,057,354	149,639
	Banco do Brasil SA	11,821,279	120,469
	Banco BTG Pactual SA	16,080,284	115,652
	Suzano SA	9,728,885	98,899
	Raia Drogasil SA	15,471,354	94,783
*	PRIO SA	9,275,189	89,481
	Gerdau SA Preference Shares	13,883,534	85,878
	Equatorial Energia SA	12,058,137	85,526
	Rumo SA	17,268,735	84,869
	Itau Unibanco Holding SA ADR	13,857,804	83,285
[1]	Rede D'Or Sao Luiz SA	10,705,015	81,497
	JBS SA	18,572,207	73,759
	Cosan SA	16,601,861	70,006
	Banco Bradesco SA	21,725,025	68,225
*,1	Hapvida Participacoes e Investimentos SA	65,648,022	66,637
	BB Seguridade Participacoes SA	9,328,121	61,389
	Vibra Energia SA	15,480,605	56,079
	Telefonica Brasil SA	6,062,285	53,985
	Lojas Renner SA	13,333,312	52,868
*	Natura & Co. Holding SA	13,231,785	51,122
	Klabin SA	10,459,738	50,875
	Hypera SA	5,539,389	50,676
	Cia Energetica de Minas Gerais Preference Shares	18,743,492	50,220
*	Eneva SA	16,790,111	47,472
	Sendas Distribuidora SA	16,600,401	47,287
	Ultrapar Participacoes SA	11,489,319	45,897
	CCR SA	15,550,745	43,705
	Energisa SA	4,054,338	43,032
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,409,544	41,892
	TOTVS SA	6,188,970	38,701
	Petroleo Brasileiro SA ADR	2,924,752	38,607

		Shares	Market Value ($000)
*	BRF SA	17,252,009	35,608
	Aliansce Sonae Shopping Centers SA	6,385,254	32,826
*	Embraer SA	8,335,469	32,628
*	Magazine Luiza SA	42,281,237	29,953
	TIM SA	9,723,682	29,487
	Banco Bradesco SA ADR	7,469,240	26,366
	Metalurgica Gerdau SA Preference Shares	9,042,459	26,293
*	3R Petroleum Oleo E Gas SA	3,271,507	24,595
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,572,209	23,733
	Transmissora Alianca de Energia Eletrica SA	3,036,092	23,114
	Engie Brasil Energia SA	2,399,716	22,349
[1]	GPS Participacoes e Empreendimentos SA	5,901,318	21,752
	Atacadao SA	7,382,675	21,420
*	Multiplan Empreendimentos Imobiliarios SA	3,753,445	20,963
	Itau Unibanco Holding SA	3,889,912	20,360
	Santos Brasil Participacoes SA	9,888,106	20,095
	CPFL Energia SA	2,625,747	19,868
	Kinea Indice de Precos FII	1,016,447	19,825
	Cia Paranaense de Energia ADR	2,268,435	19,645
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,802,338	19,153
*	YDUQS Participacoes SA	4,063,950	19,070
[2]	Banco Santander Brasil SA ADR	3,101,965	18,829
*	Cogna Educacao SA	25,742,500	18,237
	Cia Siderurgica Nacional SA	5,981,782	17,507
	Tres Tentos Agroindustrial SA	6,359,271	17,012
	Bradespar SA Preference Shares	3,389,384	16,837
	Cia Paranaense de Energia Preference Shares	9,165,120	16,203
	Sao Martinho SA	2,274,987	16,102
	Arezzo Industria e Comercio SA	905,867	15,785
	Cielo SA	15,654,286	15,625
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,274,724	15,564
	Fleury SA	4,541,260	15,471
	M Dias Branco SA	1,734,445	15,306
	Porto Seguro SA	2,501,436	15,145
	Auren Energia SA	4,996,686	14,793
	Cia de Saneamento do Parana	3,298,930	14,622
	Caixa Seguridade Participacoes SA	6,393,700	14,589
	Grupo De Moda Soma SA	6,136,990	14,587
*	Azul SA Preference Shares	3,892,842	14,571
	Raizen SA Preference Shares	16,402,435	14,430
	SLC Agricola SA	1,463,983	13,514
	Petroreconcavo SA	2,732,196	13,283
	Neoenergia SA	3,142,659	12,993
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,440,746	12,955
	MRV Engenharia e Participacoes SA	4,126,213	12,129
	CSHG Logistica FI Imobiliario	350,492	12,100
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,764,550	12,030
	Banco Santander Brasil SA	1,956,277	11,815
	Unipar Carbocloro SA Preference Shares Class B	683,473	11,699
	Kinea Renda Imobiliaria FII	339,410	11,574
*	Cshg Logistica-Fundo de Investimento Imobiliario-Fii	331,337	11,439
	Kinea Rendimentos Imobiliarios FII	530,525	11,098
*	Log-in Logistica Intermodal SA	1,045,500	11,090
	Cia de Saneamento de Minas Gerais Copasa MG	2,586,170	11,069
*	Omega Energia SA	4,419,547	10,944
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,137,089	10,912
	FII Iridium	592,403	10,869

		Shares	Market Value ($000)
*	Braskem SA Preference Shares Class A	1,887,969	10,141
	Odontoprev SA	3,889,774	10,085
*	Via SA	21,595,573	9,864
	Banco Pan SA Preference Shares	4,999,391	9,832
*	IRB-Brasil Resseguros SA	1,116,777	9,711
	Alupar Investimento SA	1,572,629	9,688
	AES Brasil Energia SA	3,811,600	9,576
	XP Log FII	387,637	9,377
[1]	Locaweb Servicos de Internet SA	5,936,844	9,303
*	Grupo Mateus SA	5,441,108	9,113
	Cia Energetica de Minas Gerais ADR	3,337,775	8,778
	Marcopolo SA Preference Shares	7,929,831	8,770
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,790,192	8,609
	SIMPAR SA	4,098,800	8,477
	Dexco SA	4,587,118	8,119
	Minerva SA	3,750,157	8,002
	Vivara Participacoes SA	1,270,700	7,900
*	Cia Brasileira de Distribuicao	1,746,783	7,647
	Cia Siderurgica Nacional SA ADR	2,553,679	7,533
*	Smartfit Escola de Ginastica e Danca SA	1,521,000	7,353
	Grendene SA	4,621,397	7,349
*	Embraer SA ADR	454,270	7,105
	Pet Center Comercio e Participacoes SA	4,653,795	6,889
	CSN Mineracao SA	7,209,614	6,785
	Marfrig Global Foods SA	4,317,477	6,775
	Wilson Sons Holdings Brasil SA	2,403,534	6,730
	Randon SA Implementos e Participacoes Preference Shares	2,515,734	6,618
*	Alpargatas SA Preference Shares	3,242,554	6,603
	Ez Tec Empreendimentos e Participacoes SA	1,435,978	6,599
*	Oncoclinicas do Brasil Servicos Medicos SA	2,550,655	6,494
	Gerdau SA ADR	1,053,091	6,477
*	Gol Linhas Aereas Inteligentes SA Preference Shares	2,985,415	6,080
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	551,159	5,915
	Direcional Engenharia SA	1,319,731	5,889
	CM Hospitalar SA	1,300,250	5,829
	Tupy SA	958,992	5,510
	JHSF Participacoes SA	4,590,500	5,475
[2]	Sendas Distribuidora SA ADR	371,679	5,337
	Vulcabras Azaleia SA	1,282,435	5,321
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	5,282
	Iochpe Maxion SA	1,789,849	5,242
	Cshg Logistica-Fundo de Investimento Imobiliario-Fii	146,971	5,074
	Cia Energetica de Minas Gerais	1,300,200	5,070
	Mahle Metal Leve SA	525,673	5,046
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	5,012
[2]	Centrais Eletricas Brasileiras SA ADR	604,277	4,907
	Mills Estruturas e Servicos de Engenharia SA	1,860,259	4,894
	Boa Vista Servicos SA	2,772,764	4,679
*	Hidrovias do Brasil SA	5,523,700	4,649
	Movida Participacoes SA	1,886,350	4,552
*	Anima Holding SA	4,283,775	4,357
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	4,207
	TIM SA ADR	270,227	4,080
*,2	Braskem SA Class A ADR	375,062	3,983
	Fras-Le SA	1,379,772	3,922
	Cia Paranaense de Energia	2,165,400	3,746
	Grupo SBF SA	1,292,568	3,611
	Enauta Participacoes SA	1,124,630	3,318

		Shares	Market Value ($000)
*	Diagnosticos da America SA	1,153,565	3,281
*	Lojas Quero Quero SA	2,219,561	3,135
	Taurus Armas SA Preference Shares	972,500	3,054
	Ambipar Participacoes e Empreendimentos SA	659,848	2,936
*	Zamp SA	3,092,911	2,891
	Hospital Mater Dei SA	1,296,626	2,819
	LOG Commercial Properties e Participacoes SA	620,218	2,807
	FII Hectare Ce	232,969	2,749
	Armac Locacao Logistica E Servicos SA	984,150	2,731
	Blau Farmaceutica SA	609,500	2,678
	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	2,285
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,484	2,260
	Camil Alimentos SA	1,402,600	2,159
*	Guararapes Confeccoes SA	1,354,560	2,094
*	CVC Brasil Operadora e Agencia de Viagens SA	3,219,162	2,029
	Empreendimentos Pague Menos SA	2,255,229	2,013
	Bradespar SA	434,936	2,012
	Iguatemi SA (BVMF)	424,652	1,965
	Cia Brasileira de Aluminio	1,673,285	1,875
*	Multilaser Industrial SA	2,614,900	1,852
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	1,791
*	Infracommerce CXAAS SA	4,931,787	1,763
	Wiz Co.	1,191,824	1,588
*,2	Cia Brasileira de Distribuicao ADR	354,344	1,538
*,1	Meliuz SA	713,040	1,497
	Cury Construtora e Incorporadora SA	321,900	1,210
	BRPR Corporate Offices Fundo de Investimento Imobiliario	70,416	1,039
	Iguatemi SA Preference Shares	180,320	362
	BR Properties SA	14,516	253
	Iguatemi SA	234,000	137
*	Oi SA ADR	1	—
			6,717,440
Chile (0.7%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,619,356	118,738
	Banco de Chile	605,637,525	67,426
	Empresas Copec SA	6,805,702	52,202
	Cencosud SA	18,440,699	39,631
*	Enel Americas SA	264,142,391	35,704
	Empresas CMPC SA	16,763,345	33,089
	Banco Santander Chile	605,789,235	32,342
	Falabella SA	10,874,929	30,073
	Banco de Credito e Inversiones SA	842,804	25,316
	Enel Chile SA	332,516,941	22,945
[2]	Sociedad Quimica y Minera de Chile SA ADR	258,465	19,046
	Cia Sud Americana de Vapores SA	241,317,800	18,265
	Colbun SA	100,182,068	15,816
	Cia Cervecerias Unidas SA	1,806,736	14,980
	Parque Arauco SA	9,269,531	14,861
	Embotelladora Andina SA Preference Shares Class B	5,197,180	14,281
	Aguas Andinas SA Class A	37,741,645	13,226
	Quinenco SA	3,729,286	12,980
[2]	Banco Santander Chile ADR	603,343	12,731
	Cencosud Shopping SA	6,728,870	12,272
	Banco Itau Chile SA	969,257	11,322
	CAP SA	1,015,255	7,745
	Empresa Nacional de Telecomunicaciones SA	1,887,709	7,587
	SMU SA	38,038,270	7,187
*	Engie Energia Chile SA	6,987,554	7,155

		Shares	Market Value ($000)
	Plaza SA	4,153,663	6,684
	Inversiones Aguas Metropolitanas SA	6,741,307	5,536
	Sociedad de Inversiones Oro Blanco SA	553,186,344	5,274
	Vina Concha y Toro SA	3,167,079	4,300
	SONDA SA	7,171,699	3,811
	Inversiones La Construccion SA	449,396	3,160
	Ripley Corp. SA	14,504,765	3,156
	Enel Chile SA ADR	235,144	802
			679,643
China (32.6%)
	Tencent Holdings Ltd.	86,275,544	3,965,323
*	Alibaba Group Holding Ltd.	238,289,160	3,045,189
*,1	Meituan Class B	73,830,586	1,409,435
	China Construction Bank Corp. Class H	1,285,045,103	749,000
	JD.com Inc. Class A	32,633,893	675,639
	Ping An Insurance Group Co. of China Ltd. Class H	86,156,313	627,799
*	Baidu Inc. Class A	30,943,865	604,977
	NetEase Inc.	25,277,511	550,553
*	PDD Holdings Inc. ADR	6,036,566	542,204
	Industrial & Commercial Bank of China Ltd. Class H	1,093,465,614	533,970
	BYD Co. Ltd. Class H	13,255,816	472,146
	Bank of China Ltd. Class H	1,043,473,735	387,022
*,1	Xiaomi Corp. Class B	202,041,000	321,423
*,1	Kuaishou Technology	36,019,300	316,129
*	Li Auto Inc. Class A	14,599,423	313,406
	Yum China Holdings Inc. (XHKG)	5,001,650	308,003
*	Trip.com Group Ltd.	7,301,803	298,226
*,1	Wuxi Biologics Cayman Inc.	49,049,066	283,052
	China Merchants Bank Co. Ltd. Class H	54,841,795	272,714
*,2	NIO Inc. ADR	16,549,212	253,203
	PetroChina Co. Ltd. Class H	283,808,227	208,099
	ANTA Sports Products Ltd.	17,279,205	204,774
	China Petroleum & Chemical Corp. Class H	355,462,822	199,072
	Li Ning Co. Ltd.	31,538,074	192,270
	Kweichow Moutai Co. Ltd. Class A	682,964	180,272
	China Resources Land Ltd.	38,068,325	177,636
	China Life Insurance Co. Ltd. Class H	98,631,734	173,159
	ZTO Express Cayman Inc.	6,005,734	166,345
*,2	XPeng Inc. Class A	15,214,665	162,294
	China Mengniu Dairy Co. Ltd.	42,620,920	161,882
*	KE Holdings Inc. ADR	8,819,919	153,643
*	BeiGene Ltd.	8,700,800	144,107
	Agricultural Bank of China Ltd. Class H	392,319,343	142,704
[1,2]	Nongfu Spring Co. Ltd. Class H	24,233,400	141,291
*	H World Group Ltd. ADR	2,927,094	140,618
	China Resources Beer Holdings Co. Ltd.	21,770,124	140,262
	China Shenhua Energy Co. Ltd. Class H	46,094,860	138,164
	Kweichow Moutai Co. Ltd. Class A (XSHG)	487,376	128,646
	ENN Energy Holdings Ltd.	10,524,255	127,920
	Zijin Mining Group Co. Ltd. Class H	73,435,097	126,832
	China Overseas Land & Investment Ltd.	52,989,841	125,701
	Shenzhou International Group Holdings Ltd.	10,457,141	111,001
	Geely Automobile Holdings Ltd.	75,148,743	109,660
	PICC Property & Casualty Co. Ltd. Class H	92,890,207	108,953
	China Pacific Insurance Group Co. Ltd. Class H	40,068,592	108,022
	Haier Smart Home Co. Ltd. Class H	32,668,455	107,430
*	New Oriental Education & Technology Group Inc.	18,610,450	106,015
*,1	JD Health International Inc.	14,282,190	104,407

		Shares	Market Value ($000)
	Contemporary Amperex Technology Co. Ltd. Class A	2,903,209	96,796
	CSPC Pharmaceutical Group Ltd.	115,412,529	96,401
[1,2]	Postal Savings Bank of China Co. Ltd. Class H	152,102,010	93,771
*	Vipshop Holdings Ltd. ADR	4,932,043	92,870
	Sunny Optical Technology Group Co. Ltd.	9,017,875	88,412
*,1	Innovent Biologics Inc.	19,135,820	85,565
*	Kanzhun Ltd. ADR	4,408,781	82,356
	CITIC Securities Co. Ltd. Class H	37,187,938	80,100
	CITIC Ltd.	67,952,026	76,706
	Ping An Insurance Group Co. of China Ltd. Class A	10,301,800	76,120
[1]	China Tower Corp. Ltd. Class H	648,090,936	73,259
[1]	Longfor Group Holdings Ltd.	26,490,601	71,668
*	Full Truck Alliance Co. Ltd. ADR	9,176,143	68,729
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,628,498	66,769
	Xinyi Solar Holdings Ltd.	59,432,000	64,534
	GCL Technology Holdings Ltd.	287,691,000	62,678
	Tsingtao Brewery Co. Ltd. Class H	6,943,786	62,441
*	Kingdee International Software Group Co. Ltd.	35,582,284	62,414
*	Bilibili Inc.	3,269,141	62,179
	Bank of Communications Co. Ltd. Class H	102,091,609	61,677
	Sino Biopharmaceutical Ltd.	135,158,444	61,299
	COSCO SHIPPING Holdings Co. Ltd. Class H	57,848,105	61,227
*	Tencent Music Entertainment Group ADR	8,629,874	60,323
[1]	Haidilao International Holding Ltd.	20,896,000	59,020
*	Alibaba Health Information Technology Ltd.	79,562,112	57,127
	China Resources Power Holdings Co. Ltd.	26,095,149	56,612
[2]	Great Wall Motor Co. Ltd. Class H	40,290,375	55,130
	Sinopharm Group Co. Ltd. Class H	17,392,625	54,773
	China CITIC Bank Corp. Ltd. Class H	108,758,476	52,595
[1]	China International Capital Corp. Ltd. Class H	23,249,140	51,454
	Kingsoft Corp. Ltd.	11,878,278	51,126
*,1,2	SenseTime Group Inc. Class B	212,665,000	50,959
*	TAL Education Group ADR	6,165,413	50,433
	Anhui Conch Cement Co. Ltd. Class H	16,487,135	49,773
	People's Insurance Co. Group of China Ltd. Class H	126,866,422	48,842
	China Gas Holdings Ltd.	40,545,493	45,419
[2]	Yankuang Energy Group Co. Ltd. Class H	30,075,034	45,281
	China Longyuan Power Group Corp. Ltd. Class H	46,579,493	45,096
	China Resources Gas Group Ltd.	12,464,005	43,178
	China Railway Group Ltd. Class H	65,066,604	42,779
	China Vanke Co. Ltd. Class H	29,958,500	42,462
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	63,565,476	42,451
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,657,444	42,176
	China Merchants Bank Co. Ltd. Class A (XSSC)	8,383,249	41,841
	Kunlun Energy Co. Ltd.	50,994,541	41,729
	BYD Electronic International Co. Ltd.	10,790,029	41,656
	Yangzijiang Shipbuilding Holdings Ltd.	35,799,398	41,472
	Wanhua Chemical Group Co. Ltd. Class A	3,018,967	41,387
	China Merchants Bank Co. Ltd. Class A (XSHG)	8,160,729	40,730
[1]	CGN Power Co. Ltd. Class H	165,641,514	40,655
	Tingyi Cayman Islands Holding Corp.	25,960,000	40,090
	BYD Co. Ltd. Class A (XSHE)	1,048,548	40,028
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	1,197,540	39,927
	Hengan International Group Co. Ltd.	9,656,526	39,720
[1]	China Resources Mixc Lifestyle Services Ltd.	8,191,800	39,646
	China National Building Material Co. Ltd. Class H	62,709,473	39,636
*,1	JD Logistics Inc.	23,274,446	39,611
	Haitong Securities Co. Ltd. Class H	55,978,470	39,164

		Shares	Market Value ($000)
*,2	Zai Lab Ltd.	12,789,620	39,111
*	Tongcheng Travel Holdings Ltd.	15,946,400	38,696
*	iQIYI Inc. ADR	6,036,103	38,269
	Anhui Gujing Distillery Co. Ltd. Class B	2,036,028	38,062
*,2	Country Garden Holdings Co. Ltd.	179,269,995	36,829
	China Minsheng Banking Corp. Ltd. Class H	95,326,094	36,335
*,1	Akeso Inc.	6,797,000	35,999
	ZTE Corp. Class H	9,763,039	35,731
	Yum China Holdings Inc.	579,219	35,344
	Guangdong Investment Ltd.	40,674,021	35,212
	China Tourism Group Duty Free Corp. Ltd. Class A	1,986,422	35,113
[1]	Topsports International Holdings Ltd.	37,934,000	35,065
[1]	Ganfeng Lithium Group Co. Ltd. Class H	5,399,040	34,783
*	Genscript Biotech Corp.	13,492,320	34,750
	China Oilfield Services Ltd. Class H	28,884,348	34,099
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	10,398,093	34,076
[1]	China Feihe Ltd.	55,474,000	33,996
	CMOC Group Ltd. Class H	50,489,171	33,787
	BYD Co. Ltd. Class A (XSEC)	884,269	33,757
	Luzhou Laojiao Co. Ltd. Class A (XSHE)	978,199	33,069
	China Yangtze Power Co. Ltd. Class A	10,968,598	32,972
	Weichai Power Co. Ltd. Class H	22,180,294	32,859
[2]	Country Garden Services Holdings Co. Ltd.	28,632,827	32,783
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	8,185,479	32,632
	Zhongsheng Group Holdings Ltd.	9,172,906	32,229
	Guangzhou Automobile Group Co. Ltd. Class H	51,138,820	32,190
	China Galaxy Securities Co. Ltd. Class H	54,803,375	32,064
*	Huaneng Power International Inc. Class H	57,612,822	32,004
	China Yangtze Power Co. Ltd. Class A (XSHG)	10,608,191	31,889
[1]	Yadea Group Holdings Ltd.	13,890,000	31,609
	Qifu Technology Inc. Class A ADR	1,576,941	31,476
	WuXi AppTec Co. Ltd. Class A (XSSC)	3,099,706	31,195
	Agricultural Bank of China Ltd. Class A (XSSC)	61,419,695	31,124
[1,2]	Hygeia Healthcare Holdings Co. Ltd.	4,783,284	31,096
	Industrial Bank Co. Ltd. Class A	13,205,465	30,829
	Minth Group Ltd.	9,621,006	30,797
	Jiangxi Copper Co. Ltd. Class H	18,156,722	30,503
*	Daqo New Energy Corp. ADR	778,116	30,401
	CRRC Corp. Ltd. Class H	54,910,000	30,305
	China State Construction International Holdings Ltd.	24,696,728	30,280
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,699,432	30,257
[2]	China Hongqiao Group Ltd.	31,121,500	30,028
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A (XSHG)	895,226	29,975
	Aluminum Corp. of China Ltd. Class H	60,177,237	29,925
	Yuexiu Property Co. Ltd.	22,509,431	29,705
	Foxconn Industrial Internet Co. Ltd. Class A	9,379,600	29,376
	China Merchants Port Holdings Co. Ltd.	20,984,671	28,870
	China Medical System Holdings Ltd.	17,108,584	28,810
	New China Life Insurance Co. Ltd. Class H	9,823,712	28,489
[1]	WuXi AppTec Co. Ltd. Class H	2,994,019	28,480
	Kingboard Holdings Ltd.	10,185,608	28,343
	PetroChina Co. Ltd. Class A	25,360,969	28,168
[1,2]	Smoore International Holdings Ltd.	24,768,000	27,885
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	668,171	27,730
[1,2]	Pop Mart International Group Ltd.	9,748,400	27,702
*	GF Securities Co. Ltd. Class A	11,995,955	27,547
*,1,2	East Buy Holding Ltd.	5,610,000	27,433
	Luxshare Precision Industry Co. Ltd. Class A (XSHE)	5,848,583	26,499

		Shares	Market Value ($000)
	Shanghai Baosight Software Co. Ltd. Class B	10,235,246	26,428
	Agricultural Bank of China Ltd. Class A (XSHG)	52,073,300	26,388
	Beijing Enterprises Holdings Ltd.	6,576,767	26,157
	China Power International Development Ltd.	69,427,063	26,091
	Wuliangye Yibin Co. Ltd. Class A	1,020,162	25,914
	TravelSky Technology Ltd. Class H	13,346,867	25,631
*	Microport Scientific Corp.	12,672,243	25,574
*,2	Canadian Solar Inc.	705,461	25,509
*,1	China Literature Ltd.	5,586,164	25,450
	MINISO Group Holding Ltd. ADR	1,198,942	25,190
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	22,652,261	25,033
	China Conch Venture Holdings Ltd.	19,871,018	24,886
	Bank of China Ltd. Class A (XSSC)	45,150,200	24,716
[1]	Jiumaojiu International Holdings Ltd.	12,462,000	24,594
	Autohome Inc. ADR	761,047	24,331
	Aier Eye Hospital Group Co. Ltd. Class A	8,574,518	24,196
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,694,506	23,995
	China State Construction Engineering Corp. Ltd. Class A	27,928,270	23,923
	Beijing Kingsoft Office Software Inc. Class A (XSHG)	413,289	23,520
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,740,743	23,372
	Zijin Mining Group Co. Ltd. Class A (XSSC)	12,755,600	23,298
	Ping An Bank Co. Ltd. Class A (XSHE)	13,427,704	23,192
[1]	3SBio Inc.	24,055,086	23,173
	Muyuan Foods Co. Ltd. Class A (XSHE)	3,724,631	23,168
	C&D International Investment Group Ltd.	8,446,966	23,076
*,2	JinkoSolar Holding Co. Ltd. ADR	543,307	23,063
	China Taiping Insurance Holdings Co. Ltd.	20,145,200	22,471
	Bank of Communications Co. Ltd. Class A (XSSC)	27,537,839	22,445
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	1,085,941	22,302
[1]	Hansoh Pharmaceutical Group Co. Ltd.	13,669,000	22,196
	Bosideng International Holdings Ltd.	48,107,764	22,055
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,146,926	22,047
	Fosun International Ltd.	30,218,125	22,027
	CRRC Corp. Ltd. Class A	23,269,989	21,869
	East Money Information Co. Ltd. Class A	9,634,851	21,741
	Shanghai Pudong Development Bank Co. Ltd. Class A	20,360,531	21,684
	Sungrow Power Supply Co. Ltd. Class A	1,380,992	21,582
	China Coal Energy Co. Ltd. Class H	29,699,653	21,525
	China Overseas Property Holdings Ltd.	18,287,311	21,485
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	14,547,796	21,411
	Zijin Mining Group Co. Ltd. Class A (XSHG)	11,720,200	21,407
*,2	GDS Holdings Ltd. Class A	12,891,144	21,225
	Hello Group Inc. ADR	1,975,852	21,043
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	27,440,642	21,027
[1]	Huatai Securities Co. Ltd. Class H	14,669,608	20,932
	Zhaojin Mining Industry Co. Ltd. Class H	14,341,167	20,688
[2]	Chinasoft International Ltd.	32,895,155	20,605
	China Everbright Environment Group Ltd.	51,028,203	20,362
	Haitian International Holdings Ltd.	8,107,180	20,306
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	5,903,446	20,176
	LONGi Green Energy Technology Co. Ltd. Class A	4,802,541	20,125
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	483,587	20,069
*,1	Hua Hong Semiconductor Ltd.	5,892,606	20,065
*,1,2	Ping An Healthcare & Technology Co. Ltd.	7,548,395	20,010
	China Petroleum & Chemical Corp. Class A	22,828,901	19,836
*	Air China Ltd. Class H	24,183,808	19,832
*,2	RLX Technology Inc. ADR	11,319,060	19,808
[2]	Flat Glass Group Co. Ltd. Class H	6,616,000	19,803

		Shares	Market Value ($000)
	Sany Heavy Equipment International Holdings Co. Ltd.	12,436,954	19,685
	Sinotruk Hong Kong Ltd.	9,190,467	19,310
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,199,109	18,998
	Bank of Ningbo Co. Ltd. Class A (XSHE)	4,628,377	18,892
	Huatai Securities Co. Ltd. Class A (XSSC)	7,927,031	18,848
	SF Holding Co. Ltd. Class A	2,690,979	18,760
[1]	CSC Financial Co. Ltd. Class H	15,783,000	18,685
	China United Network Communications Ltd. Class A	25,590,644	18,518
	Dongfeng Motor Group Co. Ltd. Class H	39,411,430	18,446
*	China Southern Airlines Co. Ltd. Class H	29,427,638	18,445
	China Three Gorges Renewables Group Co. Ltd. Class A	24,298,900	18,342
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,122,700	18,035
[2]	Xtep International Holdings Ltd.	16,173,291	18,024
[1]	China Merchants Securities Co. Ltd. Class H	17,694,056	17,935
[1]	China Resources Pharmaceutical Group Ltd.	23,016,126	17,914
	Shenzhen International Holdings Ltd.	18,669,478	17,517
	Jiangsu Expressway Co. Ltd. Class H	19,090,976	17,507
	AviChina Industry & Technology Co. Ltd. Class H	34,849,476	17,459
	Shenzhen Inovance Technology Co. Ltd. Class A	1,747,728	17,387
	Lufax Holding Ltd. ADR	9,598,768	17,086
*,2	China Ruyi Holdings Ltd.	56,102,709	17,080
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	1,231,251	17,028
	Haier Smart Home Co. Ltd. Class A (XSSC)	4,850,507	16,800
*	Beijing Capital International Airport Co. Ltd. Class H	25,634,447	16,764
	JOYY Inc. ADR	474,970	16,510
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	7,416,600	16,194
	Poly Developments & Holdings Group Co. Ltd. Class A	8,102,570	16,168
	China Communications Services Corp. Ltd. Class H	33,900,821	16,127
	China Vanke Co. Ltd. Class A (XSHE)	7,517,097	16,068
[2]	Dongyue Group Ltd.	16,090,339	15,874
	Weibo Corp. ADR	1,006,721	15,856
	China Traditional Chinese Medicine Holdings Co. Ltd.	34,130,802	15,779
*,1,2	New Horizon Health Ltd.	4,610,000	15,756
	Tongwei Co. Ltd. Class A	3,228,085	15,748
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,908,692	15,701
*,1,2	Weimob Inc.	28,745,000	15,645
	Eve Energy Co. Ltd. Class A	1,878,492	15,600
	China Shenhua Energy Co. Ltd. Class A (XSHG)	3,865,330	15,376
	Yihai International Holding Ltd.	6,669,648	15,365
	China CITIC Bank Corp. Ltd. Class A (XSSC)	18,048,766	15,201
	Kingboard Laminates Holdings Ltd.	14,811,799	15,197
	China Jinmao Holdings Group Ltd.	92,091,771	15,134
	CSC Financial Co. Ltd. Class A	4,035,310	15,048
*,1	Keymed Biosciences Inc.	2,105,000	14,944
*	Chindata Group Holdings Ltd. ADR	1,840,406	14,834
*	Hollysys Automation Technologies Ltd.	841,261	14,747
	Nine Dragons Paper Holdings Ltd.	22,244,910	14,659
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,240,476	14,653
	Far East Horizon Ltd.	19,423,130	14,609
	NARI Technology Co. Ltd. Class A (XSHG)	4,241,364	14,445
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A (XSHG)	2,290,099	14,308
	NAURA Technology Group Co. Ltd. Class A (XSHE)	356,900	14,197
	Industrial Bank Co. Ltd. Class A (XSHG)	6,058,401	14,144
	Chongqing Changan Automobile Co. Ltd. Class B	27,517,911	14,135
	Luzhou Laojiao Co. Ltd. Class A	418,100	14,134
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	346,206	14,070
	Greentown China Holdings Ltd.	12,192,719	14,016
[2]	Zhejiang Expressway Co. Ltd. Class H	17,437,477	14,006

		Shares	Market Value ($000)
	SF Holding Co. Ltd. Class A (XSHE)	2,007,024	13,992
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,924,267	13,795
	Beijing Enterprises Water Group Ltd.	56,456,691	13,776
[1]	Dali Foods Group Co. Ltd.	29,335,048	13,695
	China Resources Cement Holdings Ltd.	31,187,076	13,588
	Orient Securities Co. Ltd. Class A (XSSC)	8,907,177	13,500
	China CSSC Holdings Ltd. Class A	2,886,329	13,497
	China Everbright Bank Co. Ltd. Class H	44,412,956	13,231
	China Cinda Asset Management Co. Ltd. Class H	124,078,276	13,095
	Uni-President China Holdings Ltd.	15,132,000	13,083
	JA Solar Technology Co. Ltd. Class A (XSHE)	2,807,476	13,078
	Shenzhen Transsion Holdings Co. Ltd. Class A	758,476	13,033
[2]	COSCO SHIPPING Ports Ltd.	20,621,359	13,029
	China Education Group Holdings Ltd.	13,987,724	12,947
	FinVolution Group ADR	2,199,579	12,912
	CITIC Securities Co. Ltd. Class A (XSSC)	3,800,980	12,847
	CITIC Securities Co. Ltd. Class A (XSHG)	3,790,963	12,813
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,329,049	12,809
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,198,248	12,723
	China Everbright Bank Co. Ltd. Class A (XSSC)	28,764,894	12,569
	Shenwan Hongyuan Group Co. Ltd. Class A (XSHE)	17,765,781	12,539
*,1,2	Jinxin Fertility Group Ltd.	21,423,000	12,441
	East Money Information Co. Ltd. Class A (XSHE)	5,441,691	12,279
	Shaanxi Coal Industry Co. Ltd. Class A (XSHG)	5,369,334	12,219
	Ganfeng Lithium Group Co. Ltd. Class A (XSHE)	1,442,030	12,096
*,2	EHang Holdings Ltd. ADR	531,620	12,047
	Iflytek Co. Ltd. Class A (XSHE)	1,364,759	12,015
	ZTE Corp. Class A (XSEC)	2,176,074	11,938
	Tianqi Lithium Corp. Class A (XSHE)	1,277,887	11,931
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,772,532	11,920
*,1,2	Luye Pharma Group Ltd.	25,329,456	11,873
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	2,650,000	11,809
	Grand Pharmaceutical Group Ltd.	20,474,210	11,691
	Chongqing Rural Commercial Bank Co. Ltd. Class H	31,566,539	11,677
	NARI Technology Co. Ltd. Class A	3,416,353	11,636
	Fufeng Group Ltd.	21,349,495	11,626
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	17,172,573	11,537
	Metallurgical Corp. of China Ltd. Class H	45,755,885	11,530
*,2	Alibaba Pictures Group Ltd.	187,309,250	11,517
[1]	China Railway Signal & Communication Corp. Ltd. Class H	31,412,798	11,502
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	4,305,000	11,477
*	Lifetech Scientific Corp.	32,781,059	11,460
*,1,2	Remegen Co. Ltd. Class H	2,008,000	11,460
	China Water Affairs Group Ltd.	13,476,149	11,434
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,695,230	11,375
	SSY Group Ltd.	19,977,775	11,252
	Weichai Power Co. Ltd. Class A (XSHE)	6,061,678	11,206
*,2	China Eastern Airlines Corp. Ltd. Class H	28,721,558	11,181
	Lao Feng Xiang Co. Ltd. Class B	3,031,352	11,178
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,106,639	11,116
	Jinko Solar Co. Ltd. Class A	6,354,723	11,087
*	Hopson Development Holdings Ltd.	13,182,903	11,063
	Hisense Home Appliances Group Co. Ltd. Class A (XSHE)	3,424,627	11,062
	ZTE Corp. Class A (XSHE)	2,002,565	10,986
*,1,2	China Huarong Asset Management Co. Ltd. Class H	209,467,000	10,928
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	10,420,231	10,878
	Sinotrans Ltd. Class H	26,923,836	10,833

		Shares	Market Value ($000)
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,836,363	10,829
	SAIC Motor Corp. Ltd. Class A	4,935,513	10,715
[2]	Poly Property Services Co. Ltd. Class H	1,998,000	10,679
	China Datang Corp. Renewable Power Co. Ltd. Class H	32,739,000	10,671
	Fu Shou Yuan International Group Ltd.	13,785,913	10,660
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	10,598
[2]	Tianneng Power International Ltd.	9,410,156	10,544
	Imeik Technology Development Co. Ltd. Class A (XSHE)	157,560	10,509
*,2	Xinte Energy Co. Ltd. Class H	5,290,400	10,488
*,2	Gushengtang Holdings Ltd.	1,639,900	10,430
	Power Construction Corp. of China Ltd. Class A	12,350,408	10,380
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	11,370,294	10,225
*,1,2	InnoCare Pharma Ltd.	9,743,000	10,203
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	2,416,893	10,145
*,2	Kingsoft Cloud Holdings Ltd. ADR	1,437,529	10,120
*	Shanghai International Airport Co. Ltd. Class A	1,521,362	10,113
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	4,058,979	10,098
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	2,399,721	10,056
	Citic Pacific Special Steel Group Co. Ltd. Class A (XSHE)	4,263,654	9,993
	China Energy Engineering Corp. Ltd. Class A (XSSC)	29,075,498	9,976
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	11,641,860	9,972
	Daqin Railway Co. Ltd. Class A	9,835,760	9,856
	Sany Heavy Industry Co. Ltd. Class A	3,956,664	9,844
	China National Nuclear Power Co. Ltd. Class A (XSHG)	9,592,647	9,819
[1,2]	Meitu Inc.	26,861,436	9,806
	WuXi AppTec Co. Ltd. Class A (XSHG)	970,646	9,768
*,1,2	Alphamab Oncology	8,399,000	9,743
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	3,025,600	9,709
[2]	Huadian Power International Corp. Ltd. Class H	21,811,909	9,661
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	17,167,854	9,658
	Huadong Medicine Co. Ltd. Class A (XSHE)	1,575,247	9,583
	Shanghai Industrial Holdings Ltd.	6,450,289	9,575
	Sinopec Engineering Group Co. Ltd. Class H	21,188,564	9,562
	China Construction Bank Corp. Class A (XSSC)	11,076,710	9,557
*	360 Security Technology Inc. Class A	5,712,895	9,496
*	Shanghai Electric Group Co. Ltd. Class H	38,897,315	9,486
	BOE Technology Group Co. Ltd. Class A (XSHE)	15,937,654	9,444
*,2	Golden Solar New Energy Technology Holdings Ltd.	10,436,000	9,428
*,2	COFCO Joycome Foods Ltd.	33,939,000	9,417
	CIMC Enric Holdings Ltd.	9,217,019	9,294
	BOE Technology Group Co. Ltd. Class B (XSHE)	22,789,239	9,266
*	Cambricon Technologies Corp. Ltd. Class A	399,246	9,187
	China Suntien Green Energy Corp. Ltd. Class H	24,907,823	9,153
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	6,673,814	9,133
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	223,475	9,082
[2]	China Lesso Group Holdings Ltd.	13,146,317	8,982
	Gree Electric Appliances Inc. of Zhuhai Class A	1,647,000	8,944
	Will Semiconductor Co. Ltd. Shanghai Class A (XSHG)	615,895	8,860
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	2,186,462	8,783
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	57,230,131	8,766
	Henan Shuanghui Investment & Development Co. Ltd. Class A (XSHE)	2,475,976	8,754
	Anhui Gujing Distillery Co. Ltd. Class A	228,881	8,718
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	3,088,500	8,700
*	Seres Group Co. Ltd. Class A	1,369,228	8,695
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	259,520	8,690
[1]	BAIC Motor Corp. Ltd. Class H	31,164,093	8,676
	China Overseas Grand Oceans Group Ltd.	16,938,142	8,652
	Montage Technology Co. Ltd. Class A	1,066,099	8,645

		Shares	Market Value ($000)
	Yangzijiang Financial Holding Ltd.	34,696,798	8,614
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,484,440	8,597
	Zhejiang Huayou Cobalt Co. Ltd. Class A (XSHG)	1,214,488	8,578
*	SDIC Power Holdings Co. Ltd. Class A	4,812,507	8,571
	Skyworth Group Ltd.	18,637,212	8,517
[2]	China Risun Group Ltd.	18,238,000	8,500
*	Hainan Airlines Holding Co. Ltd. Class A	36,158,000	8,458
	Bank of Shanghai Co. Ltd. Class A (XSHG)	9,736,861	8,409
	Yunnan Baiyao Group Co. Ltd. Class A (XSHE)	1,115,229	8,406
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	4,251,992	8,401
	Datang International Power Generation Co. Ltd. Class H	47,002,046	8,396
	Shoucheng Holdings Ltd.	35,461,211	8,383
	Aluminum Corp. of China Ltd. Class A	9,376,800	8,377
	China Railway Group Ltd. Class A (XSHG)	7,419,729	8,358
	Huaxia Bank Co. Ltd. Class A	10,286,640	8,353
*,2	Seazen Group Ltd.	37,092,101	8,353
	Muyuan Foods Co. Ltd. Class A	1,338,367	8,325
	Ping An Bank Co. Ltd. Class A	4,820,000	8,325
*	Gaotu Techedu Inc. ADR	1,979,014	8,292
	Everbright Securities Co. Ltd. Class A (XSSC)	3,223,310	8,288
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (XSHE)	2,033,250	8,285
	Shaanxi Coal Industry Co. Ltd. Class A	3,605,683	8,206
	Shenzhen Expressway Corp. Ltd. Class H	9,487,170	8,203
	Weichai Power Co. Ltd. Class A (XSEC)	4,423,500	8,177
	GF Securities Co. Ltd. Class H	5,109,400	8,175
	BOE Varitronix Ltd.	5,321,813	8,128
[2]	Sun Art Retail Group Ltd.	26,472,500	8,118
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,783,608	8,118
	China Life Insurance Co. Ltd. Class A	1,571,490	8,083
	China Everbright Ltd.	12,282,100	8,059
	Lens Technology Co. Ltd. Class A	4,624,054	8,007
*,1,2	Alliance International Education Leasing Holdings Ltd.	12,411,000	8,000
	AECC Aviation Power Co. Ltd. Class A	1,407,766	7,975
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	298,228	7,902
	Xinyi Energy Holdings Ltd.	25,590,600	7,884
	Digital China Holdings Ltd.	19,816,894	7,857
	Bank of Nanjing Co. Ltd. Class A	6,529,668	7,839
[2]	COSCO SHIPPING Development Co. Ltd. Class H	66,772,529	7,803
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,597,825	7,785
	Tong Ren Tang Technologies Co. Ltd. Class H	8,619,132	7,780
	PAX Global Technology Ltd.	9,530,436	7,738
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	2,025,957	7,710
	China Nonferrous Mining Corp. Ltd.	14,571,000	7,705
	Unigroup Guoxin Microelectronics Co. Ltd. Class A (XSHE)	589,369	7,701
	Maxscend Microelectronics Co. Ltd. Class A	455,297	7,681
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	1,083,867	7,641
	SAIC Motor Corp. Ltd. Class A (XSHG)	3,493,865	7,585
	Wingtech Technology Co. Ltd. Class A	1,159,831	7,556
[2]	Zhongyu Energy Holdings Ltd.	10,405,000	7,541
*,1,2	A-Living Smart City Services Co. Ltd.	10,417,913	7,484
	China Resources Microelectronics Ltd. Class A	928,506	7,464
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,168,286	7,447
*	XD Inc.	3,057,200	7,419
*	Yunnan Energy New Material Co. Ltd. Class A (XSHE)	548,235	7,417
	Goldwind Science & Technology Co. Ltd.	10,758,290	7,383
	Noah Holdings Ltd. ADR	484,806	7,379
	Shougang Fushan Resources Group Ltd.	25,312,000	7,300
	Foxconn Industrial Internet Co. Ltd. Class A (XSHG)	2,330,600	7,299

		Shares	Market Value ($000)
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	1,786,750	7,281
	China Railway Group Ltd. Class A (XSSC)	6,460,514	7,278
	Iflytek Co. Ltd. Class A	825,250	7,265
	Towngas Smart Energy Co. Ltd.	14,954,000	7,258
	Hundsun Technologies Inc. Class A	1,254,280	7,231
	Bank of Beijing Co. Ltd. Class A	11,025,873	7,207
	Shenwan Hongyuan Group Co. Ltd. Class A	10,186,674	7,190
	NetDragon Websoft Holdings Ltd.	3,615,138	7,179
	Anhui Expressway Co. Ltd. Class H	7,116,097	7,167
[1]	Legend Holdings Corp. Class H	6,933,114	7,158
*,2,3	CIFI Holdings Group Co. Ltd.	73,205,330	7,134
	Huizhou Desay Sv Automotive Co. Ltd. Class A (XSHE)	323,700	7,058
	XCMG Construction Machinery Co. Ltd. Class A	7,115,200	7,045
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	3,131,504	7,044
[2]	China Meidong Auto Holdings Ltd.	6,420,521	7,044
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	342,609	7,036
*,1	Bairong Inc. Class B	5,507,000	7,036
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	6,144,344	7,025
	Sinopec Kantons Holdings Ltd.	18,236,976	7,023
	Shede Spirits Co. Ltd. Class A	323,552	7,014
*,2	Canaan Inc. ADR	2,204,346	7,010
	Dongfang Electric Corp. Ltd. Class H	5,225,813	6,998
*	TCL Technology Group Corp. Class A (XSHE)	11,596,994	6,970
	Chongqing Changan Automobile Co. Ltd. Class A (XSHE)	3,097,198	6,967
	Vinda International Holdings Ltd.	3,444,000	6,959
	China International Marine Containers Group Co. Ltd. Class H	11,663,366	6,944
	China Resources Medical Holdings Co. Ltd.	8,342,289	6,917
*,1,2	Ascentage Pharma Group International	2,253,100	6,916
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	6,899
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	26,036,625	6,894
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	1,454,863	6,891
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,297,713	6,889
*	National Silicon Industry Group Co. Ltd. Class A	2,329,456	6,886
*,1,2	Haichang Ocean Park Holdings Ltd.	46,118,000	6,882
[2]	Greentown Service Group Co. Ltd.	13,065,893	6,860
*,1	Peijia Medical Ltd.	6,036,000	6,848
[1]	Guotai Junan Securities Co. Ltd. Class H	5,474,936	6,838
	Inspur Electronic Information Industry Co. Ltd. Class A (XSHE)	1,065,310	6,813
[1]	AsiaInfo Technologies Ltd.	4,809,200	6,788
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,706,709	6,766
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	2,840,742	6,752
	Guangzhou Tinci Materials Technology Co. Ltd. Class A (XSHE)	1,304,658	6,733
	Mango Excellent Media Co. Ltd. Class A (XSHE)	1,396,930	6,725
	Angang Steel Co. Ltd. Class H	22,388,652	6,721
	Shenzhen Investment Ltd.	33,629,262	6,712
	Jiangsu King's Luck Brewery JSC Ltd. Class A	781,815	6,699
	CSG Holding Co. Ltd. Class B	19,595,573	6,688
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	6,687
	Poly Property Group Co. Ltd.	27,855,038	6,686
*,1,2	CARsgen Therapeutics Holdings Ltd.	4,546,000	6,658
	Sichuan Road & Bridge Group Co. Ltd. Class A	4,758,033	6,584
	China CSSC Holdings Ltd. Class A (XSHG)	1,403,700	6,564
	Concord New Energy Group Ltd.	79,464,071	6,534
	China Reinsurance Group Corp. Class H	94,101,940	6,532
*	China Conch Environment Protection Holdings Ltd.	21,418,018	6,524
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,712,561	6,518
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	2,109,392	6,487
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	923,079	6,477

		Shares	Market Value ($000)
	Yuexiu Transport Infrastructure Ltd.	11,924,501	6,465
	Ningbo Tuopu Group Co. Ltd. Class A	627,718	6,463
	New China Life Insurance Co. Ltd. Class A (XSHG)	1,012,000	6,451
	TBEA Co. Ltd. Class A	2,808,985	6,450
*	Air China Ltd. Class A (XSHG)	4,922,114	6,448
	Bank of Ningbo Co. Ltd. Class A	1,576,870	6,437
	Poly Developments & Holdings Group Co. Ltd. Class A (XSHG)	3,216,852	6,419
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	6,018,977	6,410
	GigaDevice Semiconductor Inc. Class A	398,089	6,402
[1,2]	Blue Moon Group Holdings Ltd.	12,260,000	6,376
	Lee & Man Paper Manufacturing Ltd.	18,361,000	6,373
	China National Nuclear Power Co. Ltd. Class A	6,213,776	6,361
	Ningbo Deye Technology Co. Ltd. Class A (XSHG)	362,077	6,354
	AECC Aviation Power Co. Ltd. Class A (XSHG)	1,118,613	6,337
	Tiangong International Co. Ltd.	19,099,224	6,283
[1,2]	Angelalign Technology Inc.	619,993	6,278
[2]	Tianqi Lithium Corp. Class H	1,002,800	6,276
	China BlueChemical Ltd. Class H	25,064,568	6,265
[1,2]	Simcere Pharmaceutical Group Ltd.	6,619,000	6,264
*	Dada Nexus Ltd. ADR	936,203	6,263
*,2,3	China Evergrande Group	48,775,057	6,254
[2]	Livzon Pharmaceutical Group Inc. Class H	1,815,453	6,220
	China Oriental Group Co. Ltd.	39,625,736	6,216
	Shanghai RAAS Blood Products Co. Ltd. Class A	6,204,699	6,197
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,120,168	6,180
	Zhongji Innolight Co. Ltd. Class A	342,986	6,153
[1]	Genertec Universal Medical Group Co. Ltd.	11,326,668	6,117
	Bank of Communications Co. Ltd. Class A (XSHG)	7,470,900	6,089
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	1,770,480	6,051
*	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	6,033
	China Yongda Automobiles Services Holdings Ltd.	13,148,652	6,025
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	917,664	5,960
	Anjoy Foods Group Co. Ltd. Class A	272,798	5,900
	China Jushi Co. Ltd. Class A	2,826,619	5,879
*,2	Yeahka Ltd.	2,395,200	5,878
	China Energy Engineering Corp. Ltd. Class A (XSHG)	17,041,258	5,847
	Consun Pharmaceutical Group Ltd.	7,961,000	5,833
	Yuexiu REIT	28,260,545	5,823
	Baoshan Iron & Steel Co. Ltd. Class A	6,462,184	5,811
	GoerTek Inc. Class A (XSHE)	2,313,904	5,802
*,1	China Bohai Bank Co. Ltd. Class H	37,260,490	5,786
	Changchun High & New Technology Industry Group Inc. Class A (XSHE)	274,468	5,778
	China Merchants Energy Shipping Co. Ltd. Class A (XSHG)	6,459,623	5,778
	BOE Technology Group Co. Ltd. Class A (XSEC)	9,725,100	5,762
	Yonyou Network Technology Co. Ltd. Class A	2,164,585	5,723
	Chongqing Brewery Co. Ltd. Class A (XSHG)	449,351	5,720
[2]	Sihuan Pharmaceutical Holdings Group Ltd.	58,239,595	5,702
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	4,094,263	5,694
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	5,642
*	Yanlord Land Group Ltd.	9,249,260	5,639
	Industrial Securities Co. Ltd. Class A	5,763,904	5,634
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	9,992,760	5,622
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,573,068	5,618
*	Founder Securities Co. Ltd. Class A	5,520,913	5,604
*	Yatsen Holding Ltd. ADR	4,506,867	5,543
	Hithink RoyalFlush Information Network Co. Ltd. Class A	208,659	5,529
*,2	Helens International Holdings Co. Ltd.	4,874,500	5,516
	Trina Solar Co. Ltd. Class A (XSHG)	1,044,234	5,512

		Shares	Market Value ($000)
	Hygon Information Technology Co. Ltd. Class A	688,162	5,508
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	13,058,404	5,504
	NAURA Technology Group Co. Ltd. Class A	137,400	5,466
	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,507,734	5,450
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	1,933,585	5,444
*	Hengli Petrochemical Co. Ltd. Class A (XSHG)	2,494,650	5,439
	Shanghai International Port Group Co. Ltd. Class A	7,164,734	5,438
	Lonking Holdings Ltd.	30,274,868	5,414
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	5,412
	CMOC Group Ltd. Class A (XSHG)	6,240,200	5,403
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	1,212,300	5,384
	China Everbright Bank Co. Ltd. Class A (XSHG)	12,300,000	5,374
	LB Group Co. Ltd. Class A (XSHE)	2,017,207	5,371
*	Jinke Smart Services Group Co. Ltd. Class H	3,314,300	5,351
*	Huaneng Power International Inc. Class A (XSSC)	4,445,997	5,347
	Trina Solar Co. Ltd. Class A	1,012,063	5,342
	Sieyuan Electric Co. Ltd. Class A	777,300	5,333
	Gemdale Properties & Investment Corp. Ltd.	89,744,000	5,325
	Zhongji Innolight Co. Ltd. Class A (XSHE)	295,537	5,302
[1,2]	Linklogis Inc. Class B	13,309,500	5,286
[1]	AK Medical Holdings Ltd.	5,285,000	5,277
[2]	Chervon Holdings Ltd.	1,404,200	5,273
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,589,531	5,229
	GD Power Development Co. Ltd. Class A	10,121,115	5,228
	Bank of Beijing Co. Ltd. Class A (XSHG)	7,990,662	5,223
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	376,486	5,207
	Shandong Nanshan Aluminum Co. Ltd. Class A	11,453,713	5,201
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,973,302	5,161
	Tongwei Co. Ltd. Class A (XSHG)	1,053,200	5,138
	Yealink Network Technology Corp. Ltd. Class A (XSHE)	975,124	5,137
*	SOHO China Ltd.	31,138,530	5,134
*,1,2	Microport Cardioflow Medtech Corp.	17,665,000	5,118
*	Hainan Meilan International Airport Co. Ltd. Class H	3,374,000	5,116
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	2,518,216	5,097
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,619,700	5,094
*	Tuya Inc. ADR	3,177,307	5,084
	SG Micro Corp. Class A	429,963	5,082
	Huayu Automotive Systems Co. Ltd. Class A	1,830,816	5,063
*	Skshu Paint Co. Ltd. Class A	441,067	5,063
*,2	Vnet Group Inc. ADR	1,699,308	5,047
	Yifeng Pharmacy Chain Co. Ltd. Class A	946,624	5,039
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,221,531	5,030
*	TCL Electronics Holdings Ltd.	9,813,329	5,011
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,706,137	5,007
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,144,164	4,968
*,1,2	CanSino Biologics Inc. Class H	1,314,600	4,964
	Bethel Automotive Safety Systems Co. Ltd. Class A	390,920	4,958
	Bank of Hangzhou Co. Ltd. Class A	2,885,351	4,957
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	4,956
*,2	DingDong Cayman Ltd. ADR	1,700,166	4,947
*	Topchoice Medical Corp. Class A	304,579	4,925
*,2	Guangzhou R&F Properties Co. Ltd. Class H	23,465,936	4,907
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	944,824	4,896
	Zhejiang Supcon Technology Co. Ltd. Class A	645,354	4,892
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,463,800	4,891
*	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,770,024	4,849
*	Amlogic Shanghai Co. Ltd. Class A	392,642	4,849
	Bank of Chongqing Co. Ltd. Class H	8,943,066	4,844

		Shares	Market Value ($000)
	Beijing Tongrentang Co. Ltd. Class A	677,294	4,839
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	2,031,500	4,829
	Huatai Securities Co. Ltd. Class A (XSHG)	2,026,300	4,818
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A (XSHE)	6,986,721	4,808
*	Shanghai International Airport Co. Ltd. Class A (XSHG)	718,226	4,774
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	4,749
*	Guangshen Railway Co. Ltd. Class H	17,995,093	4,745
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	4,742
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	4,720
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	659,200	4,710
*	LexinFintech Holdings Ltd. ADR	1,568,642	4,706
	Metallurgical Corp. of China Ltd. Class A (XSSC)	8,007,833	4,700
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	720,500	4,684
	China National Software & Service Co. Ltd. Class A	642,764	4,683
*,1,2	Arrail Group Ltd.	4,181,500	4,664
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	6,975,593	4,659
*,2	Ming Yuan Cloud Group Holdings Ltd.	7,666,000	4,659
	Xinjiang Daqo New Energy Co. Ltd. Class A	802,813	4,637
	ENN Natural Gas Co. Ltd. Class A	1,799,831	4,636
	Bank of Jiangsu Co. Ltd. Class A	4,582,387	4,636
	Livzon Pharmaceutical Group Inc. Class A (XSHE)	898,081	4,627
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A (XSHE)	1,194,312	4,619
	Ginlong Technologies Co. Ltd. Class A	348,275	4,615
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	3,094,133	4,614
*	Wintime Energy Group Co. Ltd. Class A	21,641,900	4,607
	Jiangsu Pacific Quartz Co. Ltd. Class A	320,310	4,607
	By-health Co. Ltd. Class A	1,553,906	4,603
	TBEA Co. Ltd. Class A (XSHG)	2,003,390	4,600
*,1,2	Yidu Tech Inc.	6,277,800	4,593
	Gongniu Group Co. Ltd. Class A	322,470	4,587
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	4,572
	Bank of Hangzhou Co. Ltd. Class A (XSHG)	2,659,628	4,569
	Western Superconducting Technologies Co. Ltd. Class A	614,072	4,551
	China Shineway Pharmaceutical Group Ltd.	4,122,885	4,535
*	Spring Airlines Co. Ltd. Class A (XSSC)	528,936	4,534
[2]	Kangji Medical Holdings Ltd.	4,062,500	4,533
	Haitong Securities Co. Ltd. Class A (XSHG)	3,122,300	4,529
	Huaneng Lancang River Hydropower Inc. Class A	4,602,300	4,523
	Yunnan Yuntianhua Co. Ltd. Class A	1,744,900	4,515
	CGN New Energy Holdings Co. Ltd.	15,546,000	4,507
	CMOC Group Ltd. Class A (XSSC)	5,201,011	4,503
	Bloomage Biotechnology Corp. Ltd. Class A	329,468	4,501
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	4,497
	Lingyi iTech Guangdong Co. Class A (XSHE)	5,198,300	4,475
	Piotech Inc. Class A	96,142	4,455
	Zhejiang NHU Co. Ltd. Class A (XSSC)	1,923,794	4,447
	Wens Foodstuffs Group Co. Ltd. Class A	1,663,742	4,428
	China Greatwall Technology Group Co. Ltd. Class A (XSHE)	2,581,088	4,428
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSHE)	4,583,291	4,422
	Cathay Biotech Inc. Class A	490,452	4,418
	Canvest Environmental Protection Group Co. Ltd.	8,206,840	4,414
	Yunnan Aluminium Co. Ltd. Class A	2,118,152	4,409
	Dongfang Electric Corp. Ltd. Class A (XSSC)	1,632,091	4,400
	Shui On Land Ltd.	39,292,000	4,396
	Weifu High-Technology Group Co. Ltd. Class B	3,260,449	4,393
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	976,653	4,390
	Ingenic Semiconductor Co. Ltd. Class A	372,616	4,378
*	China Southern Airlines Co. Ltd. Class A (XSHG)	4,459,655	4,371

		Shares	Market Value ($000)
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	982,699	4,364
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	4,360
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A (XSHE)	1,152,267	4,341
*	Sohu.com Ltd. ADR	349,130	4,308
	Shanghai Putailai New Energy Technology Co. Ltd. Class A (XSHG)	777,476	4,290
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	442,757	4,278
*,1,2	Ocumension Therapeutics	3,448,215	4,272
[2]	Tian Lun Gas Holdings Ltd.	6,557,500	4,258
	Beijing Roborock Technology Co. Ltd. Class A	109,756	4,243
*	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	2,173,972	4,236
	StarPower Semiconductor Ltd. Class A (XSHG)	138,000	4,235
	China Vanke Co. Ltd. Class A (XSEC)	1,977,298	4,226
	Zhejiang Juhua Co. Ltd. Class A	2,022,362	4,226
*	Qi An Xin Technology Group Inc. Class A	594,720	4,219
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	4,205
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	4,205
	Jiangsu Yoke Technology Co. Ltd. Class A (XSHE)	438,400	4,179
*	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSHG)	2,069,847	4,174
*	SDIC Power Holdings Co. Ltd. Class A (XSHG)	2,336,700	4,162
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	16,888,846	4,158
[1,2]	Red Star Macalline Group Corp. Ltd. Class H	10,158,170	4,153
*	GalaxyCore Inc. Class A	1,844,617	4,151
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	6,142,762	4,143
*	Air China Ltd. Class A (XSSC)	3,154,738	4,133
	WUS Printed Circuit Kunshan Co. Ltd. Class A (XSHE)	1,344,614	4,131
	Hangzhou First Applied Material Co. Ltd. Class A (XSHG)	841,103	4,123
	Zangge Mining Co. Ltd. Class A	1,219,300	4,111
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	4,096
	JCET Group Co. Ltd. Class A (XSHG)	885,051	4,093
*	Kingnet Network Co. Ltd. Class A	1,947,732	4,093
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,164,418	4,077
*,2	CMGE Technology Group Ltd.	17,572,000	4,076
	Guosen Securities Co. Ltd. Class A (XSHE)	3,001,741	4,075
*,2	Agile Group Holdings Ltd.	22,747,226	4,060
[2]	China Modern Dairy Holdings Ltd.	37,495,299	4,048
	China Foods Ltd.	10,687,153	4,038
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	415,501	4,034
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	4,027
	Meihua Holdings Group Co. Ltd. Class A	3,094,000	4,024
	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	4,019
*	HUYA Inc. ADR	1,163,443	3,991
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	127,745	3,984
	AVIC Industry-Finance Holdings Co. Ltd. Class A	6,912,445	3,982
	Zhejiang Weixing New Building Materials Co. Ltd. Class A (XSEC)	1,310,729	3,981
	Daqin Railway Co. Ltd. Class A (XSHG)	3,964,820	3,973
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,963
	Shenzhen Dynanonic Co. Ltd. Class A	256,032	3,959
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	3,948
	Guanghui Energy Co. Ltd. Class A	3,956,412	3,946
	Hualan Biological Engineering Inc. Class A (XSHE)	1,215,975	3,922
	Sinomine Resource Group Co. Ltd. Class A	618,772	3,922
[1]	China New Higher Education Group Ltd.	11,365,000	3,915
	Ninestar Corp. Class A	830,840	3,897
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	872,491	3,894
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	3,891
	Ecovacs Robotics Co. Ltd. Class A (XSHG)	350,787	3,887

		Shares	Market Value ($000)
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	3,886
*	Chongqing Taiji Industry Group Co. Ltd. Class A	574,700	3,882
	JNBY Design Ltd.	3,301,000	3,881
*	Juneyao Airlines Co. Ltd. Class A	1,521,130	3,880
	Wuhan Guide Infrared Co. Ltd. Class A (XSHE)	3,370,113	3,878
*,1	Maoyan Entertainment	3,289,000	3,868
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	920,827	3,865
	Bank of Changsha Co. Ltd. Class A	3,355,488	3,864
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	3,859
	Luxshare Precision Industry Co. Ltd. Class A	851,486	3,858
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,128,890	3,851
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	1,546,800	3,842
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,496,159	3,837
	C&D Property Management Group Co. Ltd.	7,461,000	3,834
*	Gemdale Corp. Class A	3,158,608	3,825
	Haohua Chemical Science & Technology Co. Ltd. Class A	757,270	3,824
[1]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,503,009	3,818
	YTO Express Group Co. Ltd. Class A	1,732,100	3,815
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	976,814	3,813
	CNGR Advanced Material Co. Ltd. Class A	439,600	3,809
*,1,2,3	Evergrande Property Services Group Ltd.	59,237,000	3,798
	Changjiang Securities Co. Ltd. Class A (XSHE)	4,061,524	3,795
	Sunresin New Materials Co. Ltd. Class A	468,748	3,795
	Sichuan Chuantou Energy Co. Ltd. Class A	1,870,661	3,786
	Hoshine Silicon Industry Co. Ltd. Class A	374,800	3,784
	Beijing United Information Technology Co. Ltd. Class A	704,729	3,780
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	3,777
	Jiangsu Eastern Shenghong Co. Ltd. Class A (XSHE)	2,145,200	3,774
	AIMA Technology Group Co. Ltd. Class A	789,403	3,773
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	3,766
*	Kunlun Tech Co. Ltd. Class A	724,556	3,761
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,641,502	3,758
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	3,757
	People's Insurance Co. Group of China Ltd. Class A	4,238,699	3,751
	Suzhou TFC Optical Communication Co. Ltd. Class A (XSHE)	299,880	3,749
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,072,584	3,748
	JCET Group Co. Ltd. Class A	810,044	3,746
	Giant Network Group Co. Ltd. Class A	1,883,000	3,745
	GigaDevice Semiconductor Inc. Class A (XSHG)	232,590	3,741
	Hengtong Optic-electric Co. Ltd. Class A	1,733,305	3,734
	Jiangsu Zhongtian Technology Co. Ltd. Class A	1,692,264	3,731
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	835,605	3,729
*,1,2	Venus MedTech Hangzhou Inc. Class H	3,983,500	3,729
	West China Cement Ltd.	36,242,438	3,725
	Satellite Chemical Co. Ltd. Class A (XSEC)	1,650,688	3,724
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,710
	GD Power Development Co. Ltd. Class A (XSHG)	7,153,216	3,695
*	Tongkun Group Co. Ltd. Class A	1,765,399	3,691
	Heilongjiang Agriculture Co. Ltd. Class A	1,794,671	3,690
	Tianqi Lithium Corp. Class A	394,753	3,686
	Tongling Nonferrous Metals Group Co. Ltd. Class A (XSHE)	8,082,400	3,682
*	Shandong Chenming Paper Holdings Ltd. Class B	14,852,146	3,678
[2]	Comba Telecom Systems Holdings Ltd.	21,686,130	3,666
	Caitong Securities Co. Ltd. Class A	3,136,565	3,666
	China Film Co. Ltd. Class A	1,716,305	3,654
*,1,2	Mobvista Inc.	7,311,000	3,651
	Bank of Nanjing Co. Ltd. Class A (XSHG)	3,036,176	3,645
	China Tourism Group Duty Free Corp. Ltd. Class A (XSHG)	205,900	3,640

		Shares	Market Value ($000)
	Harbin Electric Co. Ltd. Class H	9,113,875	3,632
	Huadian Power International Corp. Ltd. Class A (XSSC)	4,570,891	3,631
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	8,991,992	3,625
	Everbright Securities Co. Ltd. Class A (XSHG)	1,405,200	3,613
	Liaoning Port Co. Ltd. Class A	15,634,408	3,612
[1,2]	Joinn Laboratories China Co. Ltd. Class H	1,373,063	3,599
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A (XSHG)	356,490	3,598
	Huaxin Cement Co. Ltd. Class H	3,686,500	3,595
	China Zheshang Bank Co. Ltd. Class A	9,212,710	3,587
	Kuang-Chi Technologies Co. Ltd. Class A (XSHE)	1,703,004	3,578
*	FIH Mobile Ltd.	33,045,000	3,573
	COSCO SHIPPING Holdings Co. Ltd. Class A	2,515,538	3,567
	Eastroc Beverage Group Co. Ltd. Class A	137,951	3,549
*	Advanced Micro-Fabrication Equipment Inc. China Class A	176,844	3,544
*	Seazen Holdings Co. Ltd. Class A (XSHG)	1,532,273	3,538
	Hangzhou Silan Microelectronics Co. Ltd. Class A	823,870	3,537
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	486,937	3,537
	Guangdong Haid Group Co. Ltd. Class A	501,059	3,532
*	JiuGui Liquor Co. Ltd. Class A (XSHE)	238,500	3,518
	Youngor Group Co. Ltd. Class A	3,513,572	3,512
	Focus Media Information Technology Co. Ltd. Class A	3,361,617	3,509
	Ningbo Shanshan Co. Ltd. Class A	1,617,618	3,508
	Empyrean Technology Co. Ltd. Class A	243,800	3,507
*,1,2	Hope Education Group Co. Ltd.	46,036,000	3,503
	Shengyi Technology Co. Ltd. Class A	1,562,060	3,485
	Sinofert Holdings Ltd.	25,792,032	3,483
	Ovctek China Inc. Class A (XSHE)	729,842	3,479
	Sinoma Science & Technology Co. Ltd. Class A (XSHE)	1,072,739	3,476
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	3,462
	Ningbo Zhoushan Port Co. Ltd. Class A	6,931,463	3,456
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	775,957	3,440
	SooChow Securities Co. Ltd. Class A	2,704,898	3,436
	CPMC Holdings Ltd.	6,109,319	3,432
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,554,800	3,428
	Hundsun Technologies Inc. Class A (XSHG)	593,559	3,422
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,066,512	3,409
[3]	CIFI Ever Sunshine Services Group Ltd.	8,664,000	3,388
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	3,384
	State Grid Yingda Co. Ltd. Class A (XSHG)	4,170,801	3,382
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	975,700	3,376
	Yintai Gold Co. Ltd. Class A (XSHE)	1,843,853	3,376
	Aisino Corp. Class A	1,818,119	3,375
	Rongsheng Petrochemical Co. Ltd. Class A (XSHE)	1,892,544	3,370
	BBMG Corp. Class H	28,480,781	3,368
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	3,367
	Haitong Securities Co. Ltd. Class A (XSSC)	2,320,517	3,366
	Sinoma International Engineering Co. Class A	1,781,622	3,366
*	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	3,366
*,2	China South City Holdings Ltd.	51,225,258	3,361
	Beijing New Building Materials plc Class A	846,297	3,358
	Yunnan Baiyao Group Co. Ltd. Class A	445,330	3,357
	Shenergy Co. Ltd. Class A (XSHG)	3,536,068	3,356
	Beijing Enlight Media Co. Ltd. Class A	2,857,603	3,354
	Hoymiles Power Electronics Inc. Class A	72,864	3,335
*,2	LVGEM China Real Estate Investment Co. Ltd.	15,562,000	3,334
	Pylon Technologies Co. Ltd. Class A	133,826	3,324
	Oppein Home Group Inc. Class A	220,397	3,320
	Shenzhen Energy Group Co. Ltd. Class A (XSHE)	3,449,070	3,317

		Shares	Market Value ($000)
	AECC Aero-Engine Control Co. Ltd. Class A	1,020,000	3,312
	XCMG Construction Machinery Co. Ltd. Class A (XSHE)	3,339,815	3,307
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	1,192,977	3,299
	Satellite Chemical Co. Ltd. Class A	1,460,074	3,294
*,2	Cosmopolitan International Holdings Ltd.	22,498,000	3,288
	Taiji Computer Corp. Ltd. Class A	556,906	3,276
[2]	China Kepei Education Group Ltd.	9,712,000	3,265
	Shanxi Coking Coal Energy Group Co. Ltd. Class A (XSHE)	2,565,045	3,261
*,2	Zhuguang Holdings Group Co. Ltd.	36,763,000	3,260
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	3,256
*,3	China Dili Group	38,445,940	3,254
	Hwatsing Technology Co. Ltd. Class A	115,809	3,251
*	Tianfeng Securities Co. Ltd. Class A (XSHG)	6,154,760	3,248
	Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	2,011,640	3,245
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A (XSHE)	3,088,732	3,245
	Zhejiang Supor Co. Ltd. Class A	462,619	3,240
*	Dazhong Transportation Group Co. Ltd. Class B	14,483,176	3,232
	Hoyuan Green Energy Co. Ltd. Class A	452,698	3,217
	Canmax Technologies Co. Ltd. Class A	712,075	3,210
	Xiamen C & D Inc. Class A (XSHG)	2,041,900	3,209
[1,2]	Sunac Services Holdings Ltd.	9,683,903	3,208
	Hongfa Technology Co. Ltd. Class A (XSHG)	659,568	3,207
	Nanjing Securities Co. Ltd. Class A	2,619,750	3,206
	China Merchants Securities Co. Ltd. Class A (XSHG)	1,525,060	3,198
	Xiamen Tungsten Co. Ltd. Class A	1,195,359	3,194
	Goldwind Science & Technology Co. Ltd. Class A (XSHE)	2,033,726	3,190
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	3,180
*,2	Shandong Hi-Speed New Energy Group Ltd.	7,242,343	3,177
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,530,688	3,172
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	3,165
	Sinolink Securities Co. Ltd. Class A	2,313,400	3,162
	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,796,263	3,160
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	3,159
	Chengxin Lithium Group Co. Ltd. Class A	818,074	3,155
	China Lilang Ltd.	5,931,865	3,146
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	3,142
	Shenzhen SC New Energy Technology Corp. Class A (XSHE)	239,070	3,139
	Beijing New Building Materials plc Class A (XSHE)	789,000	3,130
*,2	KWG Group Holdings Ltd.	17,488,297	3,127
*	Huaneng Power International Inc. Class A (XSHG)	2,599,994	3,127
	Bank of Shanghai Co. Ltd. Class A	3,607,933	3,116
	Huizhou Desay Sv Automotive Co. Ltd. Class A	142,900	3,116
*	Gotion High-tech Co. Ltd. Class A	806,600	3,113
[2]	China Tobacco International HK Co. Ltd.	1,921,000	3,108
*	Fujian Kuncai Material Technology Co. Ltd. Class A	427,100	3,108
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	11,713,940	3,101
	Oriental Pearl Group Co. Ltd. Class A (XSHG)	2,764,996	3,100
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	3,100
	Pharmaron Beijing Co. Ltd. Class A (XSHE)	780,999	3,096
	Guoyuan Securities Co. Ltd. Class A (XSHE)	2,989,442	3,092
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,790,591	3,078
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	4,484,426	3,073
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	3,068
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	3,067
*	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	3,066
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	3,066
*,1,2,3	China Renaissance Holdings Ltd.	3,288,200	3,065
*	Huangshan Tourism Development Co. Ltd. Class B	3,902,803	3,063

		Shares	Market Value ($000)
*	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	3,056
	China Enterprise Co. Ltd. Class A (XSHG)	5,568,635	3,052
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	193,373	3,050
	Ming Yang Smart Energy Group Ltd. Class A	1,204,506	3,044
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	8,176,646	3,044
	YongXing Special Materials Technology Co. Ltd. Class A (XSHE)	401,008	3,043
	Shanghai Moons' Electric Co. Ltd. Class A	358,100	3,039
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A (XSHE)	1,241,400	3,029
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,905,627	3,027
*	China Southern Airlines Co. Ltd. Class A (XSSC)	3,085,500	3,024
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	428,970	3,018
	AVIC Chengdu UAS Co. Ltd. Class A	430,718	3,012
	ACM Research Shanghai Inc. Class A	207,189	3,001
	Hangzhou Robam Appliances Co. Ltd. Class A (XSHE)	731,804	2,992
	Jiangxi Copper Co. Ltd. Class A	1,066,444	2,990
	Beijing Yanjing Brewery Co. Ltd. Class A (XSHE)	1,888,480	2,989
*	Gotion High-tech Co. Ltd. Class A (XSHE)	774,369	2,988
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A (XSHE)	727,040	2,983
	3peak Inc. Class A	90,605	2,983
	CECEP Wind-Power Corp. Class A	5,812,970	2,979
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	750,158	2,977
	GoodWe Technologies Co. Ltd. Class A (XSHG)	127,849	2,968
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,210,246	2,955
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,576,600	2,954
	Health & Happiness H&H International Holdings Ltd.	2,239,951	2,953
*	Sinopec Oilfield Service Corp. Class A (XSHG)	9,698,700	2,947
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	1,113,241	2,944
	Henan Shenhuo Coal & Power Co. Ltd. Class A (XSHE)	1,335,500	2,943
	Hubei Dinglong Co. Ltd. Class A	930,908	2,940
*	Guangdong Electric Power Development Co. Ltd. Class B	9,152,628	2,934
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	617,400	2,924
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	418,124	2,917
	Risen Energy Co. Ltd. Class A	898,500	2,905
*	Sichuan Swellfun Co. Ltd. Class A (XSHG)	274,775	2,903
	Orient Securities Co. Ltd. Class A (XSHG)	1,915,504	2,903
[1,2]	Midea Real Estate Holding Ltd.	2,775,600	2,900
	Ningbo Xusheng Group Co. Ltd. Class A	811,263	2,899
	Shanghai United Imaging Healthcare Co. Ltd. Class A	145,653	2,898
*	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	2,896
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A (XSHE)	849,296	2,891
	Joinn Laboratories China Co. Ltd. Class A	733,924	2,887
	SDIC Capital Co. Ltd. Class A	2,601,024	2,872
*	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	5,405,876	2,856
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	108,108	2,849
	Zhejiang Longsheng Group Co. Ltd. Class A	2,103,550	2,847
	IKD Co. Ltd. Class A	876,400	2,847
	Chengdu Xingrong Environment Co. Ltd. Class A	3,599,100	2,847
	China National Accord Medicines Corp. Ltd. Class B	1,539,053	2,841
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,839
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	2,838
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	2,812
*	Guolian Securities Co. Ltd. Class A	1,966,900	2,808
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	2,806
	Longshine Technology Group Co. Ltd. Class A (XSHE)	917,625	2,805
	Chongqing Rural Commercial Bank Co. Ltd. Class A	5,094,200	2,803
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	2,798
	Xiamen Faratronic Co. Ltd. Class A	148,115	2,796
*	Sichuan New Energy Power Co. Ltd. Class A	1,366,478	2,791

		Shares	Market Value ($000)
*	Wanda Film Holding Co. Ltd. Class A	1,373,150	2,784
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	1,866,050	2,783
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	2,783
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	2,782
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	2,774
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,997,933	2,771
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,571,541	2,767
	Shenzhen Sunlord Electronics Co. Ltd. Class A (XSHE)	725,578	2,767
	Hainan Drinda New Energy Technology Co. Ltd. Class A	181,890	2,767
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,766
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	2,762
	China Coal Energy Co. Ltd. Class A (XSSC)	2,344,794	2,760
	China Great Wall Securities Co. Ltd. Class A (XSHE)	2,214,000	2,759
*	Fushun Special Steel Co. Ltd. Class A	1,960,890	2,753
	Raytron Technology Co. Ltd. Class A	423,045	2,747
	iRay Technology Co. Ltd. Class A	78,133	2,747
*	Dongxing Securities Co. Ltd. Class A (XSHG)	2,151,801	2,746
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	209,902	2,743
*	Yonghui Superstores Co. Ltd. Class A	5,589,740	2,741
	Sailun Group Co. Ltd. Class A (XSHG)	1,737,560	2,738
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,738
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	2,736
*	Niu Technologies ADR	623,168	2,736
*	New Hope Liuhe Co. Ltd. Class A	1,562,521	2,735
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,750,387	2,727
	Yangling Metron New Material Inc. Class A	436,300	2,726
	Industrial & Commercial Bank of China Ltd. Class A (XSHG)	4,078,600	2,724
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	1,311,701	2,722
	Beijing Shougang Co. Ltd. Class A	4,822,961	2,715
*	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,710
	Huagong Tech Co. Ltd. Class A (XSHE)	536,500	2,702
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	2,695
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	2,693
	APT Medical Inc. Class A	56,229	2,688
*	Q Technology Group Co. Ltd.	6,107,424	2,687
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,687
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	2,687
	Hunan Valin Steel Co. Ltd. Class A	3,195,400	2,685
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,678
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,011,997	2,675
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	2,666
*	TCL Technology Group Corp. Class A	4,431,400	2,663
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	2,663
	Kingsemi Co. Ltd. Class A	127,730	2,663
*	Jason Furniture Hangzhou Co. Ltd. Class A (XSHG)	419,013	2,660
	Hangcha Group Co. Ltd. Class A	769,580	2,659
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	839,200	2,658
*,2	Zhihu Inc. ADR	2,141,061	2,655
	Unisplendour Corp. Ltd. Class A (XSHE)	693,297	2,650
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	2,074,000	2,648
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	2,080,420	2,645
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	511,820	2,641
	Zhuhai Huafa Properties Co. Ltd. Class A	1,712,126	2,641
	Xi'an Bright Laser Technologies Co. Ltd. Class A	155,737	2,632
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,626
	Wuxi Autowell Technology Co. Ltd. Class A	108,804	2,622
	Yutong Bus Co. Ltd. Class A (XSSC)	1,347,414	2,621
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	2,620

		Shares	Market Value ($000)
*	China Eastern Airlines Corp. Ltd. Class A (XSHG)	3,823,000	2,619
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	2,618
	China XD Electric Co. Ltd. Class A (XSSC)	3,385,707	2,618
	Shenzhen Kaifa Technology Co. Ltd. Class A (XSHE)	958,400	2,612
	GCL Energy Technology Co. Ltd. Class A	1,499,000	2,611
	CNOOC Energy Technology & Services Ltd. Class A	5,988,500	2,607
*	Southwest Securities Co. Ltd. Class A	3,922,781	2,606
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,006,666	2,604
*	Tianjin Trolia Information Technology Co. Ltd. Class A	3,079,300	2,604
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	2,601
	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	6,695,254	2,597
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,597
	Sichuan Expressway Co. Ltd. Class H	8,745,276	2,595
	Power Construction Corp. of China Ltd. Class A (XSHG)	3,086,802	2,594
*,1,2	Shimao Services Holdings Ltd.	11,145,000	2,594
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	2,592
	First Capital Securities Co. Ltd. Class A	2,937,900	2,592
*	FAW Jiefang Group Co. Ltd. Class A	1,995,443	2,591
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,054,888	2,590
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,326,804	2,589
	Bank of Guiyang Co. Ltd. Class A	3,247,127	2,584
	Offshore Oil Engineering Co. Ltd. Class A	2,941,170	2,581
*	Fangda Carbon New Material Co. Ltd. Class A	2,963,392	2,573
*	DouYu International Holdings Ltd. ADR	2,141,762	2,570
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	2,570
	Victory Giant Technology Huizhou Co. Ltd. Class A	812,000	2,566
	Sonoscape Medical Corp. Class A	401,567	2,566
[1]	Shandong Gold Mining Co. Ltd. Class H	1,283,200	2,563
	Autohome Inc. Class A	319,568	2,560
	Yunnan Aluminium Co. Ltd. Class A (XSHE)	1,229,400	2,559
	China Baoan Group Co. Ltd. Class A (XSHE)	1,584,916	2,558
	Ningbo Joyson Electronic Corp. Class A (XSHG)	955,826	2,549
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	2,549
	G-bits Network Technology Xiamen Co. Ltd. Class A (XSHG)	42,200	2,548
[1,2]	Pharmaron Beijing Co. Ltd. Class H	971,323	2,544
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A (XSHE)	535,915	2,535
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,224,612	2,534
	Shanxi Securities Co. Ltd. Class A (XSHE)	2,779,610	2,534
*	Yunnan Energy New Material Co. Ltd. Class A	187,200	2,533
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	2,532
	Zhejiang Dahua Technology Co. Ltd. Class A	820,521	2,523
[1,2]	China East Education Holdings Ltd.	5,561,500	2,521
*,3	Farasis Energy Gan Zhou Co. Ltd. Class A	814,882	2,518
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	2,517
	Jingjin Equipment Inc. Class A	575,626	2,512
	Shenzhen Airport Co. Ltd. Class A	2,438,784	2,511
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,045,843	2,508
	Will Semiconductor Co. Ltd. Shanghai Class A	174,125	2,505
	Yunnan Tin Co. Ltd. Class A	1,073,299	2,503
	Industrial Securities Co. Ltd. Class A (XSHG)	2,552,147	2,495
	Hisense Home Appliances Group Co. Ltd. Class H	960,000	2,487
	INESA Intelligent Tech Inc. Class B	4,064,822	2,487
	Lao Feng Xiang Co. Ltd. Class A	284,300	2,486
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,485
*,2	Sino-Ocean Group Holding Ltd.	40,891,089	2,484
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	2,484
[2]	Central China Securities Co. Ltd. Class H	15,354,000	2,483
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,483

		Shares	Market Value ($000)
*	Jiangsu Hoperun Software Co. Ltd. Class A	760,746	2,481
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	2,480
	Perfect World Co. Ltd. Class A	1,178,410	2,478
[2]	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,281,750	2,478
*	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,550,329	2,478
	Sichuan Hebang Biotechnology Co. Ltd. Class A	6,765,963	2,474
*	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	2,471
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	111,835	2,471
	Shanghai Haixin Group Co. Class B	7,814,763	2,470
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,918,830	2,466
*	Sai Micro Electronics Inc. Class A	693,440	2,465
	Avary Holding Shenzhen Co. Ltd. Class A (XSHE)	718,384	2,465
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,553,556	2,464
*	Zotye Automobile Co. Ltd. Class A	3,990,300	2,460
	AVICOPTER plc Class A	431,702	2,459
	Zhejiang NHU Co. Ltd. Class A	1,062,792	2,457
	GEM Co. Ltd. Class A	2,485,886	2,452
	SooChow Securities Co. Ltd. Class A (XSHG)	1,928,121	2,449
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	2,444
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	2,443
	Thunder Software Technology Co. Ltd. Class A (XSHE)	193,027	2,442
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSHG)	1,238,953	2,435
	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	236,455	2,435
	Asymchem Laboratories Tianjin Co. Ltd. Class A (XSHE)	139,406	2,434
	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	2,432
	Metallurgical Corp. of China Ltd. Class A (XSHG)	4,140,000	2,430
	Huaxi Securities Co. Ltd. Class A (XSHE)	1,878,800	2,428
*,2	Tongdao Liepin Group	1,997,600	2,423
*	Founder Securities Co. Ltd. Class A (XSHG)	2,383,190	2,419
*	Spring Airlines Co. Ltd. Class A (XSHG)	282,200	2,419
	Wuchan Zhongda Group Co. Ltd. Class A	3,360,100	2,414
*	Shanghai Bailian Group Co. Ltd. Class B	3,514,156	2,413
	Leader Harmonious Drive Systems Co. Ltd. Class A	138,410	2,409
*	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	2,408
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	2,401
	Zhongtai Securities Co. Ltd. Class A	2,215,700	2,397
*	Bohai Leasing Co. Ltd. Class A	7,007,000	2,393
	BBMG Corp. Class A (XSSC)	7,076,779	2,388
	Hisense Visual Technology Co. Ltd. Class A (XSHG)	788,700	2,388
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	703,250	2,380
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	2,379
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	482,625	2,371
	HLA Group Corp. Ltd. Class A (XSSC)	2,267,579	2,371
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	2,371
	TangShan Port Group Co. Ltd. Class A	4,553,335	2,370
	Riyue Heavy Industry Co. Ltd. Class A	930,460	2,368
	China Coal Energy Co. Ltd. Class A (XSHG)	2,010,400	2,366
	Sinofibers Technology Co. Ltd. Class A	403,400	2,363
*	Qingdao Sentury Tire Co. Ltd. Class A	485,500	2,358
	Dongfang Electric Corp. Ltd. Class A (XSHG)	873,900	2,356
	Jiangsu Yangnong Chemical Co. Ltd. Class A	236,730	2,353
	Shaanxi International Trust Co. Ltd. Class A	4,910,980	2,353
*	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	1,157,220	2,350
[1,2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	507,000	2,348
	Ninestar Corp. Class A (XSHE)	498,987	2,341
[1,2]	Medlive Technology Co. Ltd.	2,758,500	2,340

		Shares	Market Value ($000)
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	2,339
	Western Securities Co. Ltd. Class A (XSHE)	2,321,451	2,338
	Xingda International Holdings Ltd.	12,520,846	2,334
	China Petroleum Engineering Corp. Class A	4,044,500	2,334
	Andon Health Co. Ltd. Class A	465,756	2,329
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	422,329	2,318
*	NavInfo Co. Ltd. Class A (XSHE)	1,474,200	2,315
*	Gan & Lee Pharmaceuticals Co. Ltd. Class A	369,700	2,315
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,313
	People.cn Co. Ltd. Class A	568,981	2,312
*	Hubei Energy Group Co. Ltd. Class A (XSHE)	3,564,555	2,310
*	Sinocelltech Group Ltd. Class A	287,325	2,307
	Yunnan Copper Co. Ltd. Class A	1,359,300	2,306
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (XSHE)	586,842	2,302
	Dongguan Yiheda Automation Co. Ltd. Class A	416,482	2,302
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,149,360	2,296
	Guosen Securities Co. Ltd. Class A	1,690,321	2,295
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A (XSHE)	157,500	2,293
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	3,013,800	2,287
	Dajin Heavy Industry Co. Ltd. Class A	538,200	2,284
*	China Railway Materials Co. Ltd. Class A	5,596,500	2,280
	CNPC Capital Co. Ltd. Class A	2,200,291	2,279
	China National Medicines Corp. Ltd. Class A	488,252	2,276
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	2,276
*	Sangfor Technologies Inc. Class A	143,182	2,266
	TongFu Microelectronics Co. Ltd. Class A	743,991	2,265
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	2,264
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSHG)	2,851,638	2,261
*,2,3	Fire Rock Holdings Ltd.	31,479,500	2,260
*	Tibet Mineral Development Co. Class A	522,300	2,253
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	2,253
	CECEP Solar Energy Co. Ltd. Class A (XSHE)	2,436,430	2,252
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,168,509	2,251
	Guanghui Energy Co. Ltd. Class A (XSHG)	2,255,703	2,250
	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	2,244,191	2,245
	China Meheco Co. Ltd. Class A (XSHG)	1,217,580	2,243
	Anhui Huaheng Biotechnology Co. Ltd. Class A	183,205	2,243
	Baoji Titanium Industry Co. Ltd. Class A	467,500	2,242
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A (XSHE)	421,687	2,236
*	Shanghai DZH Ltd. Class A	1,945,300	2,235
	Hunan Valin Steel Co. Ltd. Class A (XSHE)	2,658,600	2,234
	Changchun High & New Technology Industry Group Inc. Class A	105,950	2,231
*	CETC Chips Technology Inc. Class A	1,121,700	2,226
*	Oriental Energy Co. Ltd. Class A	1,745,621	2,225
	Wangfujing Group Co. Ltd. Class A (XSHG)	672,251	2,222
	Unisplendour Corp. Ltd. Class A	580,826	2,220
	Eastern Communications Co. Ltd. Class A (XSSC)	1,312,062	2,217
	China Jushi Co. Ltd. Class A (XSHG)	1,064,239	2,213
*	Nanjing Tanker Corp. Class A	4,944,900	2,212
	Hesteel Co. Ltd. Class A	6,546,383	2,209
	GoerTek Inc. Class A	880,828	2,209
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	513,800	2,206
	Suzhou Novosense Microelectronics Co. Ltd. Class A	108,993	2,204
*	Youdao Inc. ADR	445,547	2,201
	Levima Advanced Materials Corp. Class A	639,500	2,190
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	109,819	2,189
*	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	3,659,100	2,188
	Accelink Technologies Co. Ltd. Class A (XSHE)	513,948	2,187

		Shares	Market Value ($000)
	Wasu Media Holding Co. Ltd. Class A	1,757,500	2,187
*	Greenland Holdings Corp. Ltd. Class A (XSHG)	4,809,744	2,183
*	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	2,112,900	2,175
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	2,174
*,2	I-Mab ADR	754,085	2,172
	Kehua Data Co. Ltd. Class A	440,300	2,170
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	2,168
*	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	2,166
	Wuhan Jingce Electronic Group Co. Ltd. Class A	171,276	2,159
	Digital China Group Co. Ltd. Class A	611,901	2,155
	GEM Co. Ltd. Class A (XSHE)	2,179,354	2,150
*,1,2	Viva Biotech Holdings	9,715,500	2,150
	Shandong Sun Paper Industry JSC Ltd. Class A (XSHE)	1,277,100	2,149
*	Pacific Securities Co. Ltd. Class A (XSSC)	3,822,620	2,142
	Norinco International Cooperation Ltd. Class A	939,308	2,141
	China CITIC Bank Corp. Ltd. Class A (XSHG)	2,539,850	2,139
*	China High Speed Transmission Equipment Group Co. Ltd.	6,272,934	2,135
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	2,133
	Hang Zhou Great Star Industrial Co. Ltd. Class A (XSHE)	692,700	2,133
	Sinotrans Ltd. Class A (XSHG)	3,021,795	2,133
	Fibocom Wireless Inc. Class A	725,346	2,133
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	5,071,155	2,131
*	China Grand Automotive Services Group Co. Ltd. Class A (XSSC)	6,816,940	2,130
*	Hongbo Co. Ltd. Class A	456,950	2,129
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	856,438	2,126
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A (XSHE)	2,258,900	2,117
	Nanjing Iron & Steel Co. Ltd. Class A	4,130,700	2,115
	Hangzhou Lion Electronics Co. Ltd. Class A	392,873	2,115
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	2,114
	Western Mining Co. Ltd. Class A (XSHG)	1,223,700	2,109
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	2,109
	INESA Intelligent Tech Inc. Class A	1,133,790	2,107
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	2,106
*	Jason Furniture Hangzhou Co. Ltd. Class A	331,500	2,104
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	83,302	2,104
	Mango Excellent Media Co. Ltd. Class A	436,899	2,103
	Shanghai Electric Power Co. Ltd. Class A	1,459,223	2,103
	Ecovacs Robotics Co. Ltd. Class A	189,700	2,102
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	2,097
	Arcsoft Corp. Ltd. Class A	390,648	2,097
	Ming Yang Smart Energy Group Ltd. Class A (XSHG)	828,600	2,094
*,1,2	Archosaur Games Inc.	3,751,000	2,093
*	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	2,089
*,1,2,3	Redco Properties Group Ltd.	12,241,640	2,088
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	2,085
	Hangzhou Iron & Steel Co. Class A	3,220,086	2,084
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	644,800	2,083
	Huafon Chemical Co. Ltd. Class A (XSHE)	1,999,101	2,082
	Eyebright Medical Technology Beijing Co. Ltd. Class A	74,820	2,082
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	2,080
	Humanwell Healthcare Group Co. Ltd. Class A	656,207	2,078
	Zhejiang Huayou Cobalt Co. Ltd. Class A	294,021	2,077
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	2,152,700	2,077
	Yuneng Technology Co. Ltd. Class A	85,855	2,073
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	2,072
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	2,069
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	1,943,285	2,068

		Shares	Market Value ($000)
	People.cn Co. Ltd. Class A (XSHG)	508,213	2,065
	Zhejiang Dingli Machinery Co. Ltd. Class A	249,400	2,063
	Nantong Jianghai Capacitor Co. Ltd. Class A (XSHE)	770,148	2,063
	Youngy Co. Ltd. Class A	239,500	2,061
	Henan Shuanghui Investment & Development Co. Ltd. Class A	582,809	2,060
	Tian Di Science & Technology Co. Ltd. Class A	2,566,939	2,053
	Thunder Software Technology Co. Ltd. Class A	162,200	2,052
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	2,051
	Qingdao Gaoce Technology Co. Ltd. Class A	310,241	2,051
	Infore Environment Technology Group Co. Ltd. Class A (XSHE)	2,836,726	2,049
*	Ourpalm Co. Ltd. Class A	2,633,461	2,048
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	2,045
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	629,800	2,040
*,1,2	CStone Pharmaceuticals	6,242,500	2,038
*	Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	2,038
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	2,038
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	2,035
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	2,031
	Hunan Changyuan Lico Co. Ltd. Class A	1,294,560	2,029
*	Beijing Shunxin Agriculture Co. Ltd. Class A (XSHE)	499,354	2,028
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	2,028
*	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	2,027
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	2,026
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,026
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	2,025
	SDIC Capital Co. Ltd. Class A (XSHG)	1,831,904	2,023
	Sichuan Road & Bridge Group Co. Ltd. Class A (XSHG)	1,457,872	2,017
	Sanquan Food Co. Ltd. Class A	873,620	2,016
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	2,015
	Yankershop Food Co. Ltd. Class A	168,150	2,014
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	722,700	2,012
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	2,012
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	2,011
	Keda Industrial Group Co. Ltd. Class A (XSHG)	1,260,300	2,009
	Dong-E-E-Jiao Co. Ltd. Class A (XSHE)	293,067	2,008
	Flat Glass Group Co. Ltd. Class A	408,700	2,008
	YTO Express Group Co. Ltd. Class A (XSHG)	911,106	2,007
	Zhefu Holding Group Co. Ltd. Class A	3,328,400	2,004
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	1,183,731	2,003
	ENN Natural Gas Co. Ltd. Class A (XSHG)	776,269	1,999
	Eastern Air Logistics Co. Ltd. Class A	1,069,791	1,998
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	2,603,057	1,993
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,990
	Inspur Electronic Information Industry Co. Ltd. Class A	310,040	1,983
	DHC Software Co. Ltd. Class A (XSHE)	2,080,100	1,980
*	STO Express Co. Ltd. Class A (XSHE)	1,212,376	1,980
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	1,978
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,202,860	1,975
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	94,763	1,972
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,971
	Postal Savings Bank of China Co. Ltd. Class A	2,709,200	1,971
	Wolong Electric Group Co. Ltd. Class A	1,084,833	1,968
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,965
	TongFu Microelectronics Co. Ltd. Class A (XSHE)	644,588	1,963
	China South Publishing & Media Group Co. Ltd. Class A	1,234,249	1,961
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,961
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	1,958
	Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	1,954

		Shares	Market Value ($000)
*,2	Shimao Group Holdings Ltd.	10,013,923	1,952
*	Sanwei Holding Group Co. Ltd. Class A	900,939	1,950
	Sany Heavy Energy Co. Ltd. Class A	426,842	1,948
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	2,409,400	1,947
	ZWSOFT Co. Ltd. Guangzhou Class A	95,649	1,945
	Zhuzhou Kibing Group Co. Ltd. Class A	1,513,014	1,941
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	1,940
	Huagong Tech Co. Ltd. Class A	385,000	1,939
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	882,336	1,936
*	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	1,936
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	1,936
	All Winner Technology Co. Ltd. Class A	512,430	1,934
*	Grandjoy Holdings Group Co. Ltd. Class A (XSHE)	3,113,300	1,932
	Moon Environment Technology Co. Ltd. Class A	795,284	1,931
	Glarun Technology Co. Ltd. Class A	871,649	1,931
	Baiyin Nonferrous Group Co. Ltd. Class A	4,672,100	1,930
	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,928
	Edifier Technology Co. Ltd. Class A	835,300	1,924
	Goke Microelectronics Co. Ltd. Class A	176,849	1,924
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A (XSHG)	1,806,254	1,922
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	744,387	1,919
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,912
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,912
	Xianhe Co. Ltd. Class A	601,745	1,909
	Kaishan Group Co. Ltd. Class A	934,508	1,905
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	1,901
	Sealand Securities Co. Ltd. Class A (XSHE)	3,177,265	1,900
	Nanjing Yunhai Special Metals Co. Ltd. Class A	616,934	1,900
*	DBAPP Security Ltd. Class A	81,099	1,900
	Shenzhen Topband Co. Ltd. Class A	1,179,400	1,897
	China Galaxy Securities Co. Ltd. Class A	995,320	1,896
	HLA Group Corp. Ltd. Class A (XSHG)	1,812,931	1,896
	Zhejiang Chint Electrics Co. Ltd. Class A	476,188	1,890
	Dong-E-E-Jiao Co. Ltd. Class A	275,700	1,889
*	Tianma Microelectronics Co. Ltd. Class A (XSHE)	1,438,805	1,888
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,886
	Bank of Chongqing Co. Ltd. Class A	1,626,217	1,885
	Zhejiang Hailiang Co. Ltd. Class A (XSHE)	1,087,716	1,884
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,314,348	1,883
*	China Tianying Inc. Class A	2,471,620	1,873
	Intco Medical Technology Co. Ltd. Class A	609,870	1,872
*	Wonders Information Co. Ltd. Class A	1,233,500	1,871
	Hangjin Technology Co. Ltd. Class A	424,000	1,870
	Hongta Securities Co. Ltd. Class A	1,638,780	1,870
	Chongqing Department Store Co. Ltd. Class A	374,760	1,868
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,296,958	1,866
	First Tractor Co. Ltd. Class H	3,729,706	1,864
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	853,196	1,863
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	1,862
	Shenghe Resources Holding Co. Ltd. Class A (XSHG)	1,051,830	1,861
	Sinocare Inc. Class A	543,300	1,860
	Sichuan Expressway Co. Ltd. Class A (XSSC)	3,088,510	1,858
	Shanghai Foreign Service Holding Group Co. Ltd. Class A (XSHG)	2,151,600	1,857
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	1,857
	KBC Corp. Ltd. Class A	115,539	1,854
	Hualan Biological Engineering Inc. Class A	574,478	1,853
	Yantai Eddie Precision Machinery Co. Ltd. Class A (XSHG)	709,199	1,849
*	Lakala Payment Co. Ltd. Class A	718,400	1,848

		Shares	Market Value ($000)
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	1,848
	Bank of Chengdu Co. Ltd. Class A (XSHG)	930,600	1,845
	Haier Smart Home Co. Ltd. Class A (XSHG)	532,200	1,843
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,843
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,841
	Tangshan Jidong Cement Co. Ltd. Class A	1,605,300	1,837
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,837
	Guangzhou Zhujiang Brewery Co. Ltd. Class A (XSHE)	1,435,600	1,836
*	Wondershare Technology Group Co. Ltd. Class A	138,084	1,835
[2]	Ausnutria Dairy Corp. Ltd.	3,948,000	1,834
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	1,833
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	137,000	1,831
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	1,830
	Zhejiang HangKe Technology Inc. Co. Class A	429,723	1,830
	East Group Co. Ltd. Class A	1,984,000	1,823
	Northeast Securities Co. Ltd. Class A (XSHE)	1,604,558	1,822
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	1,991,001	1,819
	Western Mining Co. Ltd. Class A	1,053,500	1,816
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,043,125	1,815
	Xiangcai Co. Ltd. Class A	1,488,900	1,813
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,812
	Electric Connector Technology Co. Ltd. Class A	358,005	1,811
	Zhuzhou Hongda Electronics Corp. Ltd. Class A (XSHE)	332,126	1,811
[2]	China Energy Engineering Corp. Ltd. Class H	14,094,211	1,811
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	382,600	1,810
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	1,810
	Chinalin Securities Co. Ltd. Class A	924,427	1,810
*	Antong Holdings Co. Ltd. Class A	4,305,231	1,809
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,807
	Caida Securities Co. Ltd. Class A	1,598,300	1,805
	China World Trade Center Co. Ltd. Class A	635,535	1,804
	Henan Shenhuo Coal & Power Co. Ltd. Class A	818,700	1,804
	Guangzhou Development Group Inc. Class A (XSHG)	2,025,500	1,804
	Guocheng Mining Co. Ltd. Class A	870,800	1,803
	Inner Mongolia ERDOS Resources Co. Ltd. Class A (XSHG)	1,317,400	1,803
	Neusoft Corp. Class A	1,243,366	1,802
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	815,521	1,802
	Hoshine Silicon Industry Co. Ltd. Class A (XSHG)	178,420	1,801
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,801
	Shenzhen Envicool Technology Co. Ltd. Class A	451,230	1,796
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,792
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	1,706,976	1,788
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	693,670	1,788
	C&S Paper Co. Ltd. Class A (XSHE)	1,152,090	1,788
	Huaan Securities Co. Ltd. Class A (XSHG)	2,312,221	1,787
*	Wuxi Taiji Industry Co. Ltd. Class A	1,770,531	1,786
	Qianhe Condiment & Food Co. Ltd. Class A (XSHG)	656,006	1,784
*	Bank of Zhengzhou Co. Ltd. Class A	5,416,353	1,782
*,2	China SCE Group Holdings Ltd.	25,534,301	1,780
	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,778
	Shenzhen MTC Co. Ltd. Class A (XSHE)	2,400,755	1,778
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,777
*	Guangshen Railway Co. Ltd. Class A (XSSC)	3,727,334	1,776
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,776
	Xinhuanet Co. Ltd. Class A	452,800	1,774
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	1,446,657	1,772
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,771

		Shares	Market Value ($000)
	Wencan Group Co. Ltd. Class A	229,786	1,771
*	Sichuan Swellfun Co. Ltd. Class A	167,033	1,765
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,765
	CETC Cyberspace Security Technology Co. Ltd. Class A (XSHE)	473,179	1,765
*	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	3,443,903	1,765
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	70,949	1,761
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	1,761
	Gaona Aero Material Co. Ltd. Class A (XSHE)	530,560	1,757
	Shenzhen Megmeet Electrical Co. Ltd. Class A (XSHE)	386,775	1,757
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,751
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,745
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	1,741
*,1,2	Kintor Pharmaceutical Ltd.	3,384,500	1,740
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	1,737
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,736
*	Vantone Neo Development Group Co. Ltd. Class A	2,028,010	1,732
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	234,317	1,730
	Foran Energy Group Co. Ltd. Class A	933,470	1,725
	China Kings Resources Group Co. Ltd. Class A	488,014	1,724
*	Chengtun Mining Group Co. Ltd. Class A	2,370,362	1,723
	Shanghai Haohai Biological Technology Co. Ltd. Class A	131,582	1,723
	Shanghai Tunnel Engineering Co. Ltd. Class A	1,945,380	1,722
	Anhui Kouzi Distillery Co. Ltd. Class A	201,427	1,720
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	465,465	1,720
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	3,487,528	1,718
	Piesat Information Technology Co. Ltd. Class A	200,019	1,718
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	345,976	1,714
	Sailun Group Co. Ltd. Class A	1,085,915	1,711
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A (XSHE)	488,985	1,709
	Shanghai Construction Group Co. Ltd. Class A	4,103,782	1,707
	An Hui Wenergy Co. Ltd. Class A (XSHE)	1,824,144	1,707
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,706
	Kunshan Dongwei Technology Co. Ltd. Class A	196,915	1,706
	Bank of Xi'an Co. Ltd. Class A	3,115,300	1,705
	Pacific Textiles Holdings Ltd.	6,823,000	1,701
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	1,700
	China Merchants Property Operation & Service Co. Ltd. Class A (XSHE)	744,416	1,697
*	China Aluminum International Engineering Corp. Ltd. Class A	2,145,700	1,695
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A (XSHE)	1,622,754	1,694
	Jafron Biomedical Co. Ltd. Class A (XSHE)	510,690	1,694
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,693
	Guangdong Golden Dragon Development Inc. Class A (XSHE)	892,900	1,688
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,688
	Weihai Guangwei Composites Co. Ltd. Class A (XSHE)	396,877	1,687
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A (XSSC)	2,126,424	1,686
	Shanghai Huayi Group Co. Ltd. Class B	3,659,543	1,684
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,684
	Zhejiang Weiming Environment Protection Co. Ltd. Class A (XSSC)	661,179	1,683
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	810,628	1,682
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	377,780	1,681
*	Yonghui Superstores Co. Ltd. Class A (XSHG)	3,424,195	1,679
	Fujian Funeng Co. Ltd. Class A (XSHG)	1,436,839	1,678
	Guangzhou Haige Communications Group Inc. Co. Class A (XSHE)	1,201,147	1,676
	Rongsheng Petrochemical Co. Ltd. Class A	938,504	1,671
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,037,340	1,671
	Shennan Circuits Co. Ltd. Class A	155,817	1,670
*	Bestechnic Shanghai Co. Ltd. Class A	94,818	1,670

		Shares	Market Value ($000)
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,667
*	Top Energy Co. Ltd. Shanxi Class A	1,237,044	1,665
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A (XSHE)	1,276,772	1,664
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	1,130,306	1,658
	Fujian Apex Software Co. Ltd. Class A	183,700	1,657
	Minmetals Capital Co. Ltd. Class A	1,916,460	1,657
*	Elion Energy Co. Ltd. Class A	3,447,450	1,656
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,655
	Gree Real Estate Co. Ltd. Class A	1,695,100	1,654
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,651
	XTC New Energy Materials Xiamen Co. Ltd. Class A	253,488	1,649
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	422,995	1,648
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,645
	Shanghai Baosight Software Co. Ltd. Class A	243,540	1,639
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	122,917	1,639
*	Kidswant Children Products Co. Ltd. Class A	1,017,800	1,639
	Yonfer Agricultural Technology Co. Ltd. Class A (XSHE)	1,008,156	1,638
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,638
	YGSOFT Inc. Class A (XSHE)	1,717,510	1,634
	Southern Publishing & Media Co. Ltd. Class A	624,100	1,634
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	1,632
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,630
	CETC Digital Technology Co. Ltd. Class A	526,968	1,628
*	Sensteed Hi-tech Group Class A	6,356,300	1,628
	Jiangsu Azure Corp. Class A	1,053,150	1,627
	BOC International China Co. Ltd. Class A	1,019,327	1,621
	Sinoma Science & Technology Co. Ltd. Class A	500,100	1,620
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,617
	Hainan Haide Capital Management Co. Ltd. Class A	877,216	1,617
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,612
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	1,597
	Shenzhen H&T Intelligent Control Co. Ltd. Class A (XSHE)	708,842	1,594
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,050,466	1,593
	Huadian Power International Corp. Ltd. Class A (XSHG)	2,005,117	1,593
*	Jiangxi Ganyue Expressway Co. Ltd. Class A	2,901,500	1,592
	Leyard Optoelectronic Co. Ltd. Class A	1,748,173	1,589
	Huaxia Eye Hospital Group Co. Ltd. Class A	273,000	1,588
*	Shandong Denghai Seeds Co. Ltd. Class A (XSHE)	683,618	1,586
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	4,404,621	1,585
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	1,585
*	Newland Digital Technology Co. Ltd. Class A (XSHE)	618,095	1,583
	Western Securities Co. Ltd. Class A	1,569,968	1,581
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,581
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,581
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,580
*	Beijing BDStar Navigation Co. Ltd. Class A (XSHE)	339,651	1,577
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,575
	Asymchem Laboratories Tianjin Co. Ltd. Class A	90,199	1,575
*	Beijing Compass Technology Development Co. Ltd. Class A	196,800	1,573
	Yintai Gold Co. Ltd. Class A	857,780	1,571
*	Datang International Power Generation Co. Ltd. Class A	3,583,900	1,571
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,565
	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,565
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	1,564
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,563
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	683,200	1,562
	Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	1,562
	ORG Technology Co. Ltd. Class A	2,362,407	1,561

		Shares	Market Value ($000)
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,561
*	Lifan Technology Group Co. Ltd. Class A	2,815,200	1,560
	Nanjing Gaoke Co. Ltd. Class A	1,597,551	1,559
*,1,2	Ascletis Pharma Inc.	6,103,000	1,554
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	711,600	1,554
	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	1,552
	Focus Technology Co. Ltd. Class A	310,120	1,550
	Shanghai Jahwa United Co. Ltd. Class A	378,925	1,547
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,547
	CNPC Capital Co. Ltd. Class A (XSHE)	1,493,200	1,546
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	1,543
	Shanghai Medicilon Inc. Class A	116,916	1,543
	Ganfeng Lithium Group Co. Ltd. Class A	183,760	1,541
[1]	Qingdao Port International Co. Ltd. Class H	2,903,915	1,540
	Tianjin Port Co. Ltd. Class A (XSHG)	2,315,508	1,540
	Gansu Yasheng Industrial Group Co. Ltd. Class A	3,351,600	1,534
*	360 Security Technology Inc. Class A (XSHG)	923,000	1,534
*	Beijing SuperMap Software Co. Ltd. Class A	490,500	1,532
*	Wanda Film Holding Co. Ltd. Class A (XSHE)	755,300	1,532
	Do-Fluoride New Materials Co. Ltd. Class A (XSHE)	557,830	1,530
*	Jihua Group Corp. Ltd. Class A	3,491,500	1,527
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A (XSHG)	802,256	1,525
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,524,400	1,524
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	203,700	1,521
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	923,910	1,520
	Angang Steel Co. Ltd. Class A (XSHE)	3,536,802	1,520
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	1,520
	Joyoung Co. Ltd. Class A	682,392	1,519
	B-Soft Co. Ltd. Class A	1,485,966	1,519
*	BTG Hotels Group Co. Ltd. Class A	514,100	1,515
	Dosilicon Co. Ltd. Class A	319,989	1,514
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,512
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	1,512
	Sinochem International Corp. Class A (XSSC)	1,871,806	1,508
	Hainan Strait Shipping Co. Ltd. Class A (XSHE)	1,677,780	1,507
	Ningxia Jiaze New Energy Co. Ltd. Class A	2,495,200	1,506
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A (XSHE)	229,000	1,506
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	2,251,267	1,504
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,504
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	1,504
	Hainan Jinpan Smart Technology Co. Ltd. Class A	296,424	1,504
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,503
	Central China Securities Co. Ltd. Class A (XSSC)	2,405,400	1,500
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	401,640	1,498
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	123,788	1,498
	Nuode New Materials Co. Ltd. Class A	1,516,200	1,497
	Shengyi Technology Co. Ltd. Class A (XSHG)	671,118	1,497
*	Lancy Co. Ltd. Class A	430,900	1,496
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,495
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	1,497,780	1,495
	Hangzhou EZVIZ Network Co. Ltd. Class A	268,137	1,495
	Angel Yeast Co. Ltd. Class A	286,988	1,490
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,489
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	1,488
*	Zhongshan Public Utilities Group Co. Ltd. Class A (XSHE)	1,311,136	1,487
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,487
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	1,486

		Shares	Market Value ($000)
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	149,370	1,485
	Rockchip Electronics Co. Ltd. Class A	141,900	1,485
	Center International Group Co. Ltd. Class A	467,600	1,484
	WUS Printed Circuit Kunshan Co. Ltd. Class A	482,790	1,483
*	Zhejiang Wanliyang Co. Ltd. Class A (XSEC)	1,126,200	1,483
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	1,483
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	1,482
*	Road King Infrastructure Ltd.	3,909,914	1,478
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,478
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	361,179	1,478
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,477
	Huafon Chemical Co. Ltd. Class A	1,414,100	1,473
	Shinva Medical Instrument Co. Ltd. Class A	366,248	1,473
*	BTG Hotels Group Co. Ltd. Class A (XSHG)	499,726	1,472
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	1,002,301	1,470
	Keboda Technology Co. Ltd. Class A	129,581	1,470
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,506,900	1,469
	JA Solar Technology Co. Ltd. Class A	314,944	1,467
	Wuxi NCE Power Co. Ltd. Class A	248,058	1,465
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	70,584	1,465
	Jinko Power Technology Co. Ltd. Class A	2,169,800	1,465
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	1,466,300	1,464
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	1,463
	Guotai Epoint Software Co. Ltd. Class A	221,590	1,459
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,458
	Yusys Technologies Co. Ltd. Class A	618,780	1,457
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	1,403,800	1,455
	Sino-Platinum Metals Co. Ltd. Class A	673,033	1,454
	Zhejiang Chengchang Technology Co. Ltd. Class A	121,252	1,454
	Yunda Holding Co. Ltd. Class A (XSHE)	998,503	1,453
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	613,542	1,452
	Red Avenue New Materials Group Co. Ltd. Class A (XSHG)	345,100	1,450
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	1,449
	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	412,933	1,446
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,444
*	Yifan Pharmaceutical Co. Ltd. Class A (XSHE)	740,302	1,443
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,920,501	1,439
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	1,062,900	1,439
	Sineng Electric Co. Ltd. Class A	289,448	1,439
	Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	1,438
	Lier Chemical Co. Ltd. Class A	706,221	1,436
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	455,347	1,435
	Geovis Technology Co. Ltd. Class A	209,332	1,434
	Jiangsu Financial Leasing Co. Ltd. Class A	2,303,990	1,433
*	Shanghai Awinic Technology Co. Ltd. Class A	155,025	1,432
	Primarius Technologies Co. Ltd. Class A	400,608	1,431
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	1,429
	Fujian Expressway Development Co. Ltd. Class A	3,044,400	1,428
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,810,900	1,426
	Shanghai Belling Co. Ltd. Class A	575,144	1,425
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A (XSHE)	1,664,745	1,424
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,424
	Laobaixing Pharmacy Chain JSC Class A	356,932	1,423
*	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	1,422
*,2	KWG Living Group Holdings Ltd.	11,074,047	1,420
	Xuji Electric Co. Ltd. Class A	446,000	1,418
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,418

		Shares	Market Value ($000)
	Fujian Sunner Development Co. Ltd. Class A	472,967	1,416
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	1,414
	Cheng De Lolo Co. Ltd. Class A (XSHE)	1,096,852	1,413
	Xuji Electric Co. Ltd. Class A (XSHE)	443,400	1,410
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSSC)	1,107,100	1,410
*	JinJian Cereals Industry Co. Ltd. Class A	1,190,000	1,409
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	712,242	1,408
*	Beijing Thunisoft Corp. Ltd. Class A	1,030,720	1,407
	Shandong Sun Paper Industry JSC Ltd. Class A	835,800	1,407
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	1,120,400	1,407
	Rizhao Port Co. Ltd. Class A	3,208,600	1,406
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,406
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,406
	Zhongmin Energy Co. Ltd. Class A	1,855,427	1,406
	Wuhu Token Science Co. Ltd. Class A (XSHE)	1,627,300	1,404
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,403
	Xiamen ITG Group Corp. Ltd. Class A	1,262,574	1,402
*	Wuxi Boton Technology Co. Ltd. Class A	480,204	1,401
*	Seazen Holdings Co. Ltd. Class A	606,000	1,399
	Jizhong Energy Resources Co. Ltd. Class A	1,519,400	1,398
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	1,398
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	328,500	1,398
	TDG Holdings Co. Ltd. Class A	940,100	1,397
	China National Software & Service Co. Ltd. Class A (XSHG)	191,594	1,396
[2]	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,925,772	1,395
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	203,275	1,392
	Sino Biological Inc. Class A	110,770	1,388
	China Fangda Group Co. Ltd. Class B	5,206,290	1,383
	Jiangsu Linyang Energy Co. Ltd. Class A	1,258,325	1,382
	Jiuzhitang Co. Ltd. Class A	803,900	1,381
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	1,380
*	Beijing Jetsen Technology Co. Ltd. Class A	1,742,123	1,378
	First Tractor Co. Ltd. Class A (XSSC)	828,289	1,378
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	738,600	1,376
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSHG)	1,061,535	1,375
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A (XSHE)	1,986,905	1,375
	Jiangsu Shagang Co. Ltd. Class A	2,315,785	1,375
	Venustech Group Inc. Class A	334,500	1,371
*	JS Corrugating Machinery Co. Ltd. Class A	532,900	1,369
	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,368
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	1,367
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	1,365
	Shanghai Chinafortune Co. Ltd. Class A	812,561	1,365
*	NYOCOR Co. Ltd. Class A	1,483,800	1,365
	Hisense Visual Technology Co. Ltd. Class A (XSSC)	450,162	1,363
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	1,363
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	1,363
	Shenzhen Gas Corp. Ltd. Class A	1,333,087	1,361
	Sichuan Yahua Industrial Group Co. Ltd. Class A (XSHE)	545,100	1,361
	Porton Pharma Solutions Ltd. Class A	321,250	1,360
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	1,357
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	686,014	1,356
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	1,356
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	1,355
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	888,150	1,355

		Shares	Market Value ($000)
	CGN Power Co. Ltd. Class A	3,113,500	1,355
	PNC Process Systems Co. Ltd. Class A	311,280	1,355
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A (XSEC)	2,273,294	1,353
	Wangfujing Group Co. Ltd. Class A (XSSC)	409,042	1,352
	Jade Bird Fire Co. Ltd. Class A	525,970	1,352
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,350
*	OFILM Group Co. Ltd. Class A (XSHE)	1,662,925	1,349
	Huali Industrial Group Co. Ltd. Class A (XSHE)	170,000	1,347
	Shanghai Environment Group Co. Ltd. Class A	955,007	1,345
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	1,344
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A (XSHE)	792,819	1,344
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	342,082	1,342
	Cinda Real Estate Co. Ltd. Class A (XSSC)	1,919,213	1,342
	Shaanxi Construction Engineering Group Corp. Ltd. Class A (XSHG)	1,889,590	1,342
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A (XSHE)	1,475,460	1,342
	China National Accord Medicines Corp. Ltd. Class A	277,351	1,342
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	1,340
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (XSHE)	684,944	1,340
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	1,339
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A	325,920	1,337
	Xilinmen Furniture Co. Ltd. Class A	357,900	1,337
*	Guosheng Financial Holding Inc. Class A (XSHE)	1,012,873	1,336
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,648,999	1,335
*	Gemdale Corp. Class A (XSHG)	1,101,700	1,334
	Beijing Capital Development Co. Ltd. Class A	2,014,531	1,332
	Top Resource Energy Co. Ltd. Class A	847,100	1,328
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (XSHE)	4,554,460	1,327
	Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,477,669	1,326
[1,2]	China Everbright Greentech Ltd.	7,976,814	1,324
	Giantec Semiconductor Corp. Class A	161,378	1,322
	Anhui Expressway Co. Ltd. Class A	920,500	1,321
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,321
	China Sports Industry Group Co. Ltd. Class A	908,800	1,321
	Zhejiang Crystal-Optech Co. Ltd. Class A (XSHE)	819,994	1,320
	Shanghai M&G Stationery Inc. Class A	210,300	1,318
	Bank of Qingdao Co. Ltd. Class A (XSHE)	2,701,990	1,316
	Suzhou Everbright Photonics Co. Ltd. Class A	130,377	1,316
	Hangzhou Lion Electronics Co. Ltd. Class A (XSHG)	244,052	1,314
	Innovation New Material Technology Co. Ltd. Class A	1,767,600	1,314
*	Minmetals Development Co. Ltd. Class A (XSHG)	922,286	1,313
	Xinjiang Tianshan Cement Co. Ltd. Class A (XSHE)	1,061,720	1,313
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	1,313
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	1,214,900	1,312
	Beijing Tongtech Co. Ltd. Class A	482,980	1,312
	CSSC Science & Technology Co. Ltd. Class A (XSHG)	375,000	1,311
	China Baoan Group Co. Ltd. Class A	811,820	1,310
	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	3,249,200	1,310
	Shenzhen Desay Battery Technology Co. Class A (XSHE)	267,380	1,310
	Valiant Co. Ltd. Class A (XSHE)	510,250	1,310
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSHG)	580,150	1,309
	Suofeiya Home Collection Co. Ltd. Class A	486,978	1,308
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	1,308
*	Hengdian Entertainment Co. Ltd. Class A (XSHG)	494,000	1,306
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	698,750	1,305
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	231,504	1,305
	KPC Pharmaceuticals Inc. Class A	523,308	1,304
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A (XSHE)	465,203	1,304
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,303

		Shares	Market Value ($000)
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,303
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,302
*	Jinke Properties Group Co. Ltd. Class A (XSHE)	3,657,625	1,301
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A (XSHE)	163,780	1,298
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	1,298
	Shanghai Tianchen Co. Ltd. Class A	728,338	1,297
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSHE)	771,892	1,295
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	1,295
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,295
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	1,038,126	1,294
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	748,498	1,293
*	Shengda Resources Co. Ltd. Class A	713,800	1,293
*	Hytera Communications Corp. Ltd. Class A (XSHE)	1,486,765	1,291
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,158,896	1,290
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	1,290
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,290
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A (XSEC)	1,411,966	1,289
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,288
	Changjiang Securities Co. Ltd. Class A	1,377,986	1,287
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	1,287
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	1,284
*	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,283
*	Sichuan Hexie Shuangma Co. Ltd. Class A (XSHE)	484,900	1,282
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	1,281
	Appotronics Corp. Ltd. Class A	421,869	1,279
	Zhejiang Windey Co. Ltd. Class A	684,528	1,279
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	354,360	1,277
	Winner Medical Co. Ltd. Class A	209,805	1,277
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	1,270
	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	1,270
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	1,269
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,269
	Shenzhen Sunway Communication Co. Ltd. Class A	481,625	1,268
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,268
*	UTour Group Co. Ltd. Class A	1,051,725	1,267
	Zheshang Securities Co. Ltd. Class A (XSHG)	832,600	1,267
	Suzhou Oriental Semiconductor Co. Ltd. Class A	67,528	1,267
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	1,267
	China National Medicines Corp. Ltd. Class A (XSHG)	270,986	1,263
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	367,400	1,261
*	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,260
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	1,260
*	Pacific Securities Co. Ltd. Class A (XSHG)	2,246,635	1,259
	CETC Cyberspace Security Technology Co. Ltd. Class A	337,394	1,258
	Shandong Yulong Gold Co. Ltd. Class A	800,400	1,255
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,596,869	1,254
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,254
	Zhejiang Yongtai Technology Co. Ltd. Class A (XSHE)	580,426	1,253
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	1,252
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	475,324	1,252
*	Hubei Energy Group Co. Ltd. Class A	1,930,290	1,251
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,250
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,247
	CCCG Real Estate Corp. Ltd. Class A	577,500	1,247
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A (XSHG)	1,093,950	1,246
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,246

		Shares	Market Value ($000)
*	Jinlei Technology Co. Ltd. Class A	253,900	1,246
*	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,245
	Citic Pacific Special Steel Group Co. Ltd. Class A	531,045	1,245
	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	1,244
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,244
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,244
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,089,850	1,243
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	1,242
	MLS Co. Ltd. Class A	952,800	1,241
*	Espressif Systems Shanghai Co. Ltd. Class A	75,282	1,241
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	499,500	1,240
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,301,019	1,239
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	636,798	1,238
	Xiamen Kingdomway Group Co. Class A (XSHE)	462,900	1,238
	Three's Co. Media Group Co. Ltd. Class A	112,282	1,238
	Yutong Bus Co. Ltd. Class A (XSHG)	635,800	1,237
	Jinhong Gas Co. Ltd. Class A	362,709	1,237
	Chongqing Chuanyi Automation Co. Ltd. Class A	251,049	1,237
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,627,900	1,236
	Bear Electric Appliance Co. Ltd. Class A	127,600	1,235
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSHG)	3,400,300	1,234
	PhiChem Corp. Class A	498,100	1,233
	Foryou Corp. Class A	254,000	1,233
*	Capital Securities Co. Ltd. Class A	494,500	1,233
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,230
	Zhejiang Wanma Co. Ltd. Class A (XSHG)	793,972	1,229
	Han's Laser Technology Industry Group Co. Ltd. Class A	357,723	1,228
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	1,228
	Shenergy Co. Ltd. Class A (XSSC)	1,292,291	1,227
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	606,052	1,227
*	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,227
*	PCI Technology Group Co. Ltd. Class A (XSHG)	1,516,958	1,224
	Semitronix Corp. Class A	122,500	1,224
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,092,253	1,223
	Bright Dairy & Food Co. Ltd. Class A	794,000	1,222
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,222
*	RiseSun Real Estate Development Co. Ltd. Class A (XSHE)	2,871,785	1,222
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	799,200	1,222
	LianChuang Electronic Technology Co. Ltd. Class A (XSHE)	747,661	1,221
*	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	5,006,188	1,219
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,219
	Bank of Suzhou Co. Ltd. Class A	1,219,570	1,219
	Guizhou Chanhen Chemical Corp. Class A	404,800	1,218
	Qiming Information Technology Co. Ltd. Class A	534,874	1,217
	Xiamen C & D Inc. Class A	772,400	1,214
	Bafang Electric Suzhou Co. Ltd. Class A	142,084	1,214
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	1,214
	Financial Street Holdings Co. Ltd. Class A (XSHE)	1,676,851	1,212
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,212
	Guizhou Tyre Co. Ltd. Class A	1,253,971	1,211
	Jizhong Energy Resources Co. Ltd. Class A (XSHE)	1,315,107	1,210
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	1,207
	Grandblue Environment Co. Ltd. Class A	458,060	1,207
	China Railway Signal & Communication Corp. Ltd. Class A	1,435,734	1,207
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	1,207
*	Shandong Chenming Paper Holdings Ltd. Class A (XSHE)	1,677,550	1,205
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	836,400	1,205
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,205

		Shares	Market Value ($000)
	Do-Fluoride New Materials Co. Ltd. Class A	439,040	1,204
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	1,202
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	1,405,016	1,202
	Zhefu Holding Group Co. Ltd. Class A (XSHE)	1,995,490	1,201
	Shandong Hi-speed Co. Ltd. Class A	1,290,554	1,198
	Suplet Power Co. Ltd. Class A	463,747	1,198
*	HC SemiTek Corp. Class A	1,212,450	1,197
	Beijing Dabeinong Technology Group Co. Ltd. Class A	1,206,300	1,196
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	1,196
	Shanxi Securities Co. Ltd. Class A	1,309,410	1,194
	Xinjiang Tianshan Cement Co. Ltd. Class A	965,400	1,194
	City Development Environment Co. Ltd. Class A	654,680	1,194
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	2,056,652	1,193
	CSSC Science & Technology Co. Ltd. Class A	340,900	1,191
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	1,191
	Beyondsoft Corp. Class A	638,200	1,189
	Shenzhen MTC Co. Ltd. Class A	1,603,800	1,188
	CQ Pharmaceutical Holding Co. Ltd. Class A (XSHE)	1,366,500	1,188
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	764,190	1,188
*	Topsec Technologies Group Inc. Class A (XSHE)	879,332	1,187
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,186
	Wanxiang Qianchao Co. Ltd. Class A	1,516,900	1,185
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,184
	Hefei Meiya Optoelectronic Technology Inc. Class A	320,005	1,183
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,181
*	Hengli Petrochemical Co. Ltd. Class A	541,200	1,180
	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	731,500	1,180
	Hang Zhou Great Star Industrial Co. Ltd. Class A	382,900	1,179
	Beijing Yanjing Brewery Co. Ltd. Class A	744,900	1,179
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	1,179
*	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,176
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	1,176
	AUCMA Co. Ltd. Class A	1,427,501	1,175
*	Chengdu CORPRO Technology Co. Ltd. Class A	390,400	1,174
*	Alpha Group Class A (XSHE)	827,701	1,172
	Jiangsu Guotai International Group Co. Ltd. Class A	1,057,871	1,171
*	Hybio Pharmaceutical Co. Ltd. Class A (XSEC)	815,691	1,169
*	Shenzhen Infinova Ltd. Class A	1,076,307	1,169
	Wuchan Zhongda Group Co. Ltd. Class A (XSHG)	1,626,115	1,168
*	Orient Group Inc. Class A	3,391,900	1,168
	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	1,168
*	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,167
	Guangzhou Haige Communications Group Inc. Co. Class A	835,700	1,166
	Grinm Advanced Materials Co. Ltd. Class A	623,800	1,166
	Bluestar Adisseo Co. Class A	1,009,941	1,166
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	1,054,500	1,165
	Lingyi iTech Guangdong Co. Class A	1,352,100	1,164
	Anhui Heli Co. Ltd. Class A (XSSC)	382,675	1,164
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	1,163
	Suzhou TFC Optical Communication Co. Ltd. Class A	93,000	1,163
*	Shanghai Guijiu Co. Ltd. Class A	320,500	1,162
*	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,161
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	1,160
	Hunan Gold Corp. Ltd. Class A (XSHE)	665,040	1,160
	Macmic Science & Technology Co. Ltd. Class A	142,303	1,160
	Xinyu Iron & Steel Co. Ltd. Class A (XSHG)	1,870,600	1,158
	Guangzhou Restaurant Group Co. Ltd. Class A (XSHG)	315,241	1,157
	Jiajiayue Group Co. Ltd. Class A	603,492	1,155

		Shares	Market Value ($000)
	Guangdong Tapai Group Co. Ltd. Class A (XSHE)	931,036	1,151
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	803,254	1,150
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (XSHG)	234,200	1,150
*	Shanying International Holding Co. Ltd. Class A	3,457,725	1,147
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	530,039	1,147
	Weihai Guangwei Composites Co. Ltd. Class A	269,600	1,146
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	582,670	1,145
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,145
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A (XSEC)	698,539	1,144
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	1,143
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	1,142
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	1,142
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,136
	Camel Group Co. Ltd. Class A	872,471	1,136
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	328,055	1,136
	Shenghe Resources Holding Co. Ltd. Class A	641,200	1,135
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (XSHG)	288,300	1,135
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,133
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,132
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	1,132
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	1,131
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	545,350	1,128
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,128
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	799,300	1,124
	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	1,122
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	1,122
*	FESCO Group Co. Ltd. Class A	300,848	1,117
*	Shanghai Bailian Group Co. Ltd. Class A (XSHG)	582,700	1,117
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A (XSSC)	449,450	1,116
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	214,433	1,115
	Zhejiang Dingli Machinery Co. Ltd. Class A (XSHG)	134,848	1,115
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,304,852	1,114
	Jinxi Axle Co. Ltd. Class A	1,804,300	1,114
	Guoyuan Securities Co. Ltd. Class A	1,075,657	1,112
	Yunnan Tin Co. Ltd. Class A (XSHE)	476,300	1,111
	JSTI Group Class A	1,199,857	1,110
	ADAMA Ltd. Class A	915,100	1,110
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,109
	Fujian Boss Software Development Co. Ltd. Class A	484,033	1,107
*	Henan Pinggao Electric Co. Ltd. Class A (XSSC)	672,114	1,106
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	1,105
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,102
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,102
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	472,360	1,101
	CNGR Advanced Material Co. Ltd. Class A (XSHE)	127,000	1,101
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	1,100
*	Visionox Technology Inc. Class A (XSHE)	980,850	1,100
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	1,100
	Winall Hi-Tech Seed Co. Ltd. Class A (XSHE)	679,770	1,099
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	1,099
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	1,098
	Arctech Solar Holding Co. Ltd. Class A	109,549	1,098
*	JiuGui Liquor Co. Ltd. Class A	74,400	1,097
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	111,680	1,097
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	1,096
	Sealand Securities Co. Ltd. Class A	1,828,130	1,093
*	Blivex Energy Technology Co. Ltd. Class A	4,172,796	1,093

		Shares	Market Value ($000)
	Fujian Star-net Communication Co. Ltd. Class A (XSHE)	369,581	1,093
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,093
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	1,539,035	1,093
*	Jilin Electric Power Co. Ltd. Class A (XSHE)	1,452,680	1,092
	Greatoo Intelligent Equipment Inc. Class A	2,052,300	1,092
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,092
	PharmaBlock Sciences Nanjing Inc. Class A (XSHE)	152,414	1,090
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	1,090
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	997,850	1,088
	Hubei Century Network Technology Co. Ltd. Class A	465,300	1,088
	Cybrid Technologies Inc. Class A	410,600	1,088
*	Southwest Securities Co. Ltd. Class A (XSHG)	1,636,906	1,087
*	Henan Pinggao Electric Co. Ltd. Class A (XSHG)	660,500	1,087
	Shenzhen Kaifa Technology Co. Ltd. Class A	398,300	1,086
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	1,086
	Guangdong No. 2 Hydropower Engineering Co. Ltd. Class A	1,185,800	1,086
	Caitong Securities Co. Ltd. Class A (XSHG)	929,500	1,086
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	1,086
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,083
*	Beijing Sinohytec Co. Ltd. Class A	120,245	1,078
*	NavInfo Co. Ltd. Class A	684,887	1,076
*	Leo Group Co. Ltd. Class A (XSHE)	3,199,811	1,076
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,075
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,073
	Wushang Group Co. Ltd. Class A	745,977	1,072
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	1,069
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	373,422	1,067
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	1,066
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	494,260	1,065
	G-bits Network Technology Xiamen Co. Ltd. Class A	17,600	1,063
	IReader Technology Co. Ltd. Class A (XSHG)	319,400	1,062
	Hangxiao Steel Structure Co. Ltd. Class A (XSHG)	1,786,435	1,061
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	748,600	1,060
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	1,057
*,3	China Aoyuan Group Ltd.	18,610,071	1,056
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	1,055
	DBG Technology Co. Ltd. Class A	709,280	1,055
*	Archermind Technology Nanjing Co. Ltd. Class A	150,070	1,054
	Guizhou Zhenhua E-chem Inc. Class A	240,298	1,054
	Hymson Laser Technology Group Co. Ltd. Class A	165,875	1,054
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,230,910	1,053
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A (XSHE)	192,100	1,052
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	1,051
*	Polaris Bay Group Co. Ltd. Class A (XSHG)	916,098	1,051
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	1,051
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	553,800	1,050
	Shenzhen Agricultural Products Group Co. Ltd. Class A (XSHE)	1,056,629	1,049
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	1,049
	Henan Liliang Diamond Co. Ltd. Class A	187,560	1,047
	Wangsu Science & Technology Co. Ltd. Class A	1,098,938	1,046
*	OFILM Group Co. Ltd. Class A	1,288,200	1,045
*	Zhongtong Bus Co. Ltd. Class A	607,400	1,045
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	1,045
	Jointo Energy Investment Co. Ltd. Hebei Class A (XSHE)	1,058,144	1,043
	Gansu Energy Chemical Co. Ltd. Class A	2,190,686	1,043
	Wuhan Jingce Electronic Group Co. Ltd. Class A (XSHE)	82,677	1,042
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	299,112	1,042

		Shares	Market Value ($000)
	Triangle Tyre Co. Ltd. Class A	455,000	1,041
	Shenzhen Expressway Corp. Ltd. Class A (XSHG)	768,900	1,040
	Guangdong Aofei Data Technology Co. Ltd. Class A	783,908	1,040
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,039
*	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	1,039
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	1,038
*	Shandong Humon Smelting Co. Ltd. Class A	629,700	1,037
	Hexing Electrical Co. Ltd. Class A	291,668	1,036
	Beijing Kingsoft Office Software Inc. Class A	18,210	1,036
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	1,036
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	1,034
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	2,581,100	1,033
*	Guosheng Financial Holding Inc. Class A	782,219	1,032
	China Merchants Energy Shipping Co. Ltd. Class A	1,153,980	1,032
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	1,032
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	1,032
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	1,031
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	51,401	1,030
	Daan Gene Co. Ltd. Class A (XSHE)	726,179	1,030
*,2	Yuzhou Group Holdings Co. Ltd.	30,691,570	1,028
	Hangzhou Onechance Tech Corp. Class A	262,325	1,027
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	1,027
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,111,582	1,027
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,026
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A (XSHE)	118,600	1,025
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	1,024
	Shanghai Huayi Group Co. Ltd. Class A (XSHG)	1,096,976	1,024
	Sinosoft Co. Ltd. Class A	214,340	1,024
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	1,024
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A (XSHE)	582,654	1,023
*	Hongda Xingye Co. Ltd. Class A	2,931,800	1,023
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	1,022
	Chengdu XGimi Technology Co. Ltd. Class A	50,158	1,022
*	Tibet Summit Resources Co. Ltd. Class A (XSHG)	399,825	1,020
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,020
	Luoniushan Co. Ltd. Class A (XSHE)	1,057,707	1,019
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	532,800	1,018
*	Toread Holdings Group Co. Ltd. Class A	884,800	1,018
*	Shandong Xinchao Energy Corp. Ltd. Class A (XSSC)	2,802,816	1,017
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	154,649	1,017
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	1,545,945	1,015
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	1,014
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,014
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	1,014
	Digiwin Software Co. Ltd. Class A	272,194	1,014
	Chengdu RML Technology Co. Ltd. Class A	113,827	1,014
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSSC)	885,031	1,013
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	2,611,000	1,013
*	China Fortune Land Development Co. Ltd. Class A (XSSC)	2,655,465	1,012
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	870,745	1,012
	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	1,012
	Addsino Co. Ltd. Class A	749,900	1,011
	Jilin Sino-Microelectronics Co. Ltd. Class A	1,034,310	1,011
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,093,100	1,009
	Addsino Co. Ltd. Class A (XSHE)	748,000	1,008
	Befar Group Co. Ltd. Class A (XSHG)	1,479,242	1,007

		Shares	Market Value ($000)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (XSHE)	999,275	1,006
	Beijing eGOVA Co. Ltd. Class A	374,523	1,006
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	3,067,468	1,005
	Fulin Precision Co. Ltd. Class A (XSHE)	676,200	1,005
*	Greenland Holdings Corp. Ltd. Class A	2,211,132	1,004
	Konfoong Materials International Co. Ltd. Class A (XSHE)	111,476	1,003
	Shenzhen Hello Tech Energy Co. Ltd. Class A	86,174	1,003
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	239,080	1,002
*	Talkweb Information System Co. Ltd. Class A	405,107	1,002
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,000
	Central China Land Media Co. Ltd. Class A	663,500	1,000
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	478,140	999
	Sun Create Electronics Co. Ltd. Class A	304,876	999
	Hainan Poly Pharm Co. Ltd. Class A (XSHE)	352,626	999
*	Montnets Cloud Technology Group Co. Ltd. Class A (XSHE)	437,000	998
	Sumavision Technologies Co. Ltd. Class A (XSHE)	1,200,500	997
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	996
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	996
	Monalisa Group Co. Ltd. Class A	349,604	996
*	HyUnion Holding Co. Ltd. Class A (XSHE)	1,013,582	995
	Guangzhou Port Co. Ltd. Class A	2,060,800	995
	MGI Tech Co. Ltd. Class A	81,210	994
*	Nations Technologies Inc. Class A	521,400	992
	Inner Mongolia Dazhong Mining Co. Ltd. Class A (XSHE)	628,800	991
	Changhong Meiling Co. Ltd. Class A	1,078,628	990
	Marssenger Kitchenware Co. Ltd. Class A	272,397	990
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	989
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	987
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	986
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	985
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	984
	Sunstone Development Co. Ltd. Class A	373,000	984
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	725,100	983
	China Union Holdings Ltd. Class A	1,594,400	982
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	981
*,2	Times China Holdings Ltd.	10,648,884	978
	CMST Development Co. Ltd. Class A	1,180,131	977
	Huangshan Novel Co. Ltd. Class A	769,699	977
	Chengdu Kanghua Biological Products Co. Ltd. Class A	118,050	977
	BMC Medical Co. Ltd. Class A	46,865	977
	Tangshan Jidong Cement Co. Ltd. Class A (XSHE)	851,877	975
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	975
	Chengzhi Co. Ltd. Class A	842,000	974
*	Jilin Electric Power Co. Ltd. Class A	1,294,200	973
	Jiangsu Huaxicun Co. Ltd. Class A (XSHE)	704,200	972
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	473,300	972
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,498,197	972
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	75,600	971
	Sichuan Yahua Industrial Group Co. Ltd. Class A	388,400	970
*	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	970
	Sinotrans Ltd. Class A (XSSC)	1,367,100	965
	Shenma Industry Co. Ltd. Class A	939,904	965
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	965
	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	964
	Suning Universal Co. Ltd. Class A (XSHE)	2,183,210	963
	Sansteel Minguang Co. Ltd. Fujian Class A (XSHE)	1,418,556	963
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	963
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	963

		Shares	Market Value ($000)
	Anker Innovations Technology Co. Ltd. Class A	84,600	962
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	572,400	960
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	1,229,560	960
	Tibet Urban Development & Investment Co. Ltd. Class A (XSHG)	488,170	960
	BBMG Corp. Class A (XSHG)	2,842,314	959
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	959
	Eastcompeace Technology Co. Ltd. Class A	598,315	958
	Hunan Aihua Group Co. Ltd. Class A (XSHG)	293,306	957
	Edan Instruments Inc. Class A	517,400	957
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	956
	Insigma Technology Co. Ltd. Class A	1,008,500	952
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	952
*	Newland Digital Technology Co. Ltd. Class A	371,178	951
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	950
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	950
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	944,900	950
*	QuantumCTek Co. Ltd. Class A	48,132	950
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	950
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	949
	Red Avenue New Materials Group Co. Ltd. Class A	225,600	948
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	1,977,200	947
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	946
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	945
	Hunan Zhongke Electric Co. Ltd. Class A (XSHE)	561,600	945
	Eternal Asia Supply Chain Management Ltd. Class A	1,250,700	944
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,265,015	944
	Xinxiang Richful Lube Additive Co. Ltd. Class A (XSHE)	133,950	943
	Telling Telecommunication Holding Co. Ltd. Class A	737,100	942
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSHG)	670,750	942
*	Guoguang Electric Co. Ltd. Class A	480,600	940
	Eoptolink Technology Inc. Ltd. Class A	129,423	940
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	591,700	939
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	937
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	936
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (XSHE)	1,220,832	935
*	Leo Group Co. Ltd. Class A	2,776,300	933
	Dlg Exhibitions & Events Corp. Ltd. Class A	552,100	933
	Xinjiang Joinworld Co. Ltd. Class A (XSSC)	799,308	933
*	Guangdong Shirongzhaoye Co. Ltd. Class A (XSHE)	916,961	930
	Beijing GeoEnviron Engineering & Technology Inc. Class A	658,356	928
	CGN Nuclear Technology Development Co. Ltd. Class A (XSHE)	809,829	928
	KingClean Electric Co. Ltd. Class A	238,900	927
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	927
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	926
	ABA Chemicals Corp. Class A	726,200	925
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	426,240	924
	Jiangsu Lopal Tech Co. Ltd. Class A (XSHG)	412,501	924
	Loncin Motor Co. Ltd. Class A (XSSC)	1,237,500	922
*	Jiangsu Etern Co. Ltd. Class A (XSHG)	1,035,970	921
	Tianjin Teda Co. Ltd. Class A	1,439,243	921
	CTS International Logistics Corp. Ltd. Class A	692,380	920
	Nanjing Securities Co. Ltd. Class A (XSHG)	751,560	920
*	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	479,788	920
	DongFeng Automobile Co. Ltd. Class A	1,021,612	919
	Guangdong Dowstone Technology Co. Ltd. Class A	509,500	918
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	917
	State Grid Yingda Co. Ltd. Class A (XSSC)	1,131,046	917

		Shares	Market Value ($000)
	Innuovo Technology Co. Ltd. Class A (XSHE)	960,755	915
*	Tongkun Group Co. Ltd. Class A (XSHG)	437,100	914
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	913
*	Haining China Leather Market Co. Ltd. Class A	1,252,410	912
*	Youzu Interactive Co. Ltd. Class A	485,916	910
	Sino Wealth Electronic Ltd. Class A (XSHE)	225,258	910
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	392,400	908
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	908
	Cangzhou Dahua Co. Ltd. Class A	417,700	908
	Juewei Food Co. Ltd. Class A (XSHG)	168,760	907
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	907
*	Shandong Humon Smelting Co. Ltd. Class A (XSHE)	550,100	906
	Wuhan Guide Infrared Co. Ltd. Class A	785,931	904
	Hand Enterprise Solutions Co. Ltd. Class A	607,000	903
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSHE)	3,465,608	903
	Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	902
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	902
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	902
	Hainan Expressway Co. Ltd. Class A	1,170,600	901
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	380,251	900
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	642,481	900
*	Triumph New Energy Co. Ltd. Class A	385,300	899
*	Shenzhen SDG Information Co. Ltd. Class A	784,994	898
	Shenzhen Das Intellitech Co. Ltd. Class A (XSHE)	1,832,196	898
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	896
	Ningbo Joyson Electronic Corp. Class A	335,840	896
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	896
	Zhejiang Meida Industrial Co. Ltd. Class A (XSEC)	572,800	896
	North Electro-Optic Co. Ltd. Class A	494,561	895
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	894
	Hangjin Technology Co. Ltd. Class A (XSHE)	202,350	893
*	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	892
	China Merchants Port Group Co. Ltd. Class A	356,900	892
	Jack Technology Co. Ltd. Class A	309,475	892
*	INKON Life Technology Co. Ltd. Class A	587,200	892
	Zhejiang Tiantie Industry Co. Ltd. Class A	841,778	892
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	709,758	891
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSSC)	1,225,155	889
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A (XSHE)	426,300	889
*	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	889
*	Beijing VRV Software Corp. Ltd. Class A (XSHE)	1,292,200	888
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	887
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	886
*	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	885
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	885
	Keda Industrial Group Co. Ltd. Class A	554,600	884
*	Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A	723,006	884
*	Beijing North Star Co. Ltd. Class A	2,453,915	883
	Luenmei Quantum Co. Ltd. Class A (XSHG)	934,180	883
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	883
	Shandong Publishing & Media Co. Ltd. Class A	711,600	881
*	Huayi Brothers Media Corp. Class A (XSHE)	1,994,200	880
	Suzhou Anjie Technology Co. Ltd. Class A (XSHE)	462,649	880
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	1,128,790	877
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	877
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	876
*	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	458,000	875

		Shares	Market Value ($000)
	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	875
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A (XSHE)	1,082,550	875
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	522,821	874
	Porton Pharma Solutions Ltd. Class A (XSHE)	206,500	874
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A (XSHE)	242,539	874
*	Tech-Bank Food Co. Ltd. Class A (XSHE)	1,236,974	873
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	873
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	873
	Guangxi LiuYao Group Co. Ltd. Class A (XSHG)	292,566	872
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	327,900	871
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	870
	Qinhuangdao Port Co. Ltd. Class A	1,824,400	870
	Financial Street Holdings Co. Ltd. Class A	1,203,460	870
	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	870
	Anyang Iron & Steel Inc. Class A	2,716,980	867
*	Gohigh Networks Co. Ltd. Class A	1,148,740	867
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	867
*	Chongqing Iron & Steel Co. Ltd. Class A	3,550,536	865
*	Yijiahe Technology Co. Ltd. Class A	167,000	863
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	862
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	209,380	861
	AVIC Industry-Finance Holdings Co. Ltd. Class A (XSHG)	1,493,800	861
	Zhejiang Runtu Co. Ltd. Class A	868,351	861
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	860
	Inmyshow Digital Technology Group Co. Ltd. Class A	877,257	860
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	859
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	859
	Shanghai Hiuv New Materials Co. Ltd. Class A	63,916	859
	Guodian Nanjing Automation Co. Ltd. Class A	825,360	858
	Truking Technology Ltd. Class A (XSHE)	435,300	858
	Shandong Head Group Co. Ltd. Class A	319,700	858
*	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	857
	Bank of China Ltd. Class A (XSHG)	1,564,597	857
	Shanghai AtHub Co. Ltd. Class A (XSHG)	272,048	856
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	854
	Sino GeoPhysical Co. Ltd. Class A	319,165	854
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	853
	Ningbo Huaxiang Electronic Co. Ltd. Class A	439,100	852
*	Opple Lighting Co. Ltd. Class A	298,600	852
	Advanced Technology & Materials Co. Ltd. Class A	659,300	852
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	103,412	851
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	230,447	850
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	849
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A (XSHG)	46,870	849
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	98,084	848
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	848
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	847
*	Tibet Tianlu Co. Ltd. Class A	927,949	845
	Era Co. Ltd. Class A	1,005,259	845
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	844
	Qilu Bank Co. Ltd. Class A	1,459,500	844
*	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	843
*	Shenzhen Zhengtong Electronics Co. Ltd. Class A	587,200	843
	Shenzhen Kinwong Electronic Co. Ltd. Class A (XSHG)	256,784	843
*	China TransInfo Technology Co. Ltd. Class A	459,400	840
	Xiamen Port Development Co. Ltd. Class A	739,716	840
	Merit Interactive Co. Ltd. Class A	384,848	840
	Zhuhai Port Co. Ltd. Class A	1,050,000	840

		Shares	Market Value ($000)
	Daan Gene Co. Ltd. Class A	591,344	839
	Huaan Securities Co. Ltd. Class A (XSSC)	1,086,020	839
*	Whirlpool China Co. Ltd. Class A	738,250	839
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	838
*,2	Sinopec Oilfield Service Corp. Class H	11,052,608	837
*	Sichuan Hexie Shuangma Co. Ltd. Class A	316,512	837
*	Fangda Special Steel Technology Co. Ltd. Class A	1,181,177	837
	Client Service International Inc. Class A	432,967	837
	Orient International Enterprise Ltd. Class A	757,400	834
*	Juneyao Airlines Co. Ltd. Class A (XSHG)	326,939	834
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	833
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	833
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	833
	Ningbo Peacebird Fashion Co. Ltd. Class A	276,031	832
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	497,350	832
	Youngor Group Co. Ltd. Class A (XSHG)	832,608	832
*	Fujian Snowman Co. Ltd. Class A	724,468	832
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	831
	Ligao Foods Co. Ltd. Class A (XSHE)	81,320	831
	Shenzhen Goodix Technology Co. Ltd. Class A (XSHG)	111,347	830
	Mesnac Co. Ltd. Class A	860,489	828
*	Chengdu Guoguang Electric Co. Ltd. Class A	74,520	828
*	Dongjiang Environmental Co. Ltd. Class A	946,666	827
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	81,900	826
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,162,392	826
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	826
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	825
*	Zhejiang Jingu Co. Ltd. Class A	779,060	825
	China Wuyi Co. Ltd. Class A	1,611,511	824
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	523,100	824
*	Hwa Create Co. Ltd. Class A	583,500	823
*	Sinopec Oilfield Service Corp. Class A (XSSC)	2,703,200	821
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	821
*	Hanwang Technology Co. Ltd. Class A	231,900	821
	Nanjing Iron & Steel Co. Ltd. Class A (XSHG)	1,601,500	820
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	818
	China International Marine Containers Group Co. Ltd. Class A (XSHE)	790,160	818
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A (XSHE)	489,180	818
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	817
*	Hengbao Co. Ltd. Class A	671,300	816
*	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	815
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A (XSHG)	1,937,520	814
	Autobio Diagnostics Co. Ltd. Class A	103,610	813
	JL Mag Rare-Earth Co. Ltd. Class A (XSHE)	327,680	813
	CITIC Press Corp. Class A	192,900	812
	Shandong Lukang Pharma Class A	867,190	811
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,993,124	809
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	809
*	Kingsignal Technology Co. Ltd. Class A	620,360	808
	Guangzhou Restaurant Group Co. Ltd. Class A	219,520	806
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	806
	Joeone Co. Ltd. Class A	502,277	805
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	804
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	803
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (XSHE)	1,132,500	803
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	802

		Shares	Market Value ($000)
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	802
	Shenzhen Click Technology Co. Ltd. Class A	420,000	802
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	534,933	801
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	801
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	801
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	801
	Konfoong Materials International Co. Ltd. Class A	88,900	800
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	800
	Ningbo Yunsheng Co. Ltd. Class A (XSSC)	708,831	799
*	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	799
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	799
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	574,927	798
	Eastern Communications Co. Ltd. Class A (XSHG)	472,200	798
	QuakeSafe Technologies Co. Ltd. Class A	226,550	798
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	797
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	796
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	796
*	Montnets Cloud Technology Group Co. Ltd. Class A	348,000	795
*	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	795
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (XSHE)	681,807	793
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	210,300	792
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	792
	Visual China Group Co. Ltd. Class A (XSHE)	323,812	790
	Luyang Energy-Saving Materials Co. Ltd. (XSHE)	305,671	790
	Guangxi Wuzhou Communications Co. Ltd. Class A	1,430,979	790
	Lu Thai Textile Co. Ltd. Class B	1,343,093	788
	Qianjiang Water Resources Development Co. Ltd. Class A	363,551	788
*	Tianfeng Securities Co. Ltd. Class A	1,491,900	787
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	787
	Nanjing Hanrui Cobalt Co. Ltd. Class A (XSHE)	162,400	787
*	Delixi New Energy Technology Co. Ltd. Class A	189,420	787
*	5I5J Holding Group Co. Ltd. Class A	1,773,003	786
*	Dongxing Securities Co. Ltd. Class A	615,613	785
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	785
*	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	788,986	784
*	Holitech Technology Co. Ltd. Class A (XSHE)	1,706,396	784
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	784
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	784
*	Tianma Microelectronics Co. Ltd. Class A	596,600	783
	Eternal Asia Supply Chain Management Ltd. Class A (XSHE)	1,037,500	783
	Bestore Co. Ltd. Class A	215,700	783
*	Huludao Zinc Industry Co. Class A	1,526,300	782
*	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	821,000	782
	Maccura Biotechnology Co. Ltd. Class A	366,530	781
*	Emei Shan Tourism Co. Ltd. Class A	478,100	779
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	779
	CTS International Logistics Corp. Ltd. Class A (XSHG)	586,282	779
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	779
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	882,700	779
	Zhejiang Communications Technology Co. Ltd. Class A	1,242,360	778
*	Fujian Septwolves Industry Co. Ltd. Class A	824,109	778
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	3,645,600	778
*	Sinopec Oilfield Equipment Corp. Class A	719,342	777
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A (XSHG)	141,500	777
*	China TransInfo Technology Co. Ltd. Class A (XSHE)	425,300	777
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	777
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	776

		Shares	Market Value ($000)
	DHC Software Co. Ltd. Class A	813,800	775
	Tungkong Inc. Class A	556,076	775
*	BeiGene Ltd. Class A	42,303	775
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	465,200	773
	Shanghai Maling Aquarius Co. Ltd. Class A	695,898	772
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	772
	263 Network Communications Co. Ltd. Class A (XSHE)	1,156,660	772
*	Phenix Optical Co. Ltd. Class A	275,600	772
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	369,361	770
	Hefei Department Store Group Co. Ltd. Class A	932,417	770
	Beijing SDL Technology Co. Ltd. Class A	660,800	770
	Lingyun Industrial Corp. Ltd. Class A (XSSC)	569,692	769
	Foshan Electrical & Lighting Co. Ltd. Class B	2,535,261	768
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	768
	Zhejiang Yasha Decoration Co. Ltd. Class A (XSHE)	1,071,760	768
	Black Peony Group Co. Ltd. Class A	806,287	768
	Zhende Medical Co. Ltd. Class A	189,800	768
	Gaona Aero Material Co. Ltd. Class A	230,880	765
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	765
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	764
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	763
	Chongqing Zongshen Power Machinery Co. Ltd. Class A (XSHE)	760,800	762
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	761
*	Royal Group Co. Ltd. Class A	810,478	761
	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	761
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSHE)	649,037	760
	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	759
	Xinzhi Group Co. Ltd. Class A	382,400	759
*	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	758
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	269,000	757
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,660,400	756
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	756
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	756
*	Focused Photonics Hangzhou Inc. Class A	276,196	754
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	753
	Valiant Co. Ltd. Class A	292,400	751
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	751
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	751
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	751
	Hunan Gold Corp. Ltd. Class A	429,800	750
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	750
*	Enjoyor Technology Co. Ltd. Class A (XSEC)	602,900	749
	Toly Bread Co. Ltd. Class A (XSHG)	506,368	749
	Zhejiang Crystal-Optech Co. Ltd. Class A	464,298	748
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	748
*	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	748
	Hongfa Technology Co. Ltd. Class A	153,730	747
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	747
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	747
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	746
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A (XSHE)	440,350	746
	ZhongYeDa Electric Co. Ltd. Class A	501,400	745
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	745
*	Sinodata Co. Ltd. Class A	329,635	745
	Huapont Life Sciences Co. Ltd. Class A	1,014,901	743
	Time Publishing & Media Co. Ltd. Class A	473,200	743
*	Langold Real Estate Co. Ltd. Class A	1,962,979	743
	CCS Supply Chain Management Co. Ltd. Class A	853,540	743

		Shares	Market Value ($000)
	Guomai Technologies Inc. Class A (XSHE)	680,179	741
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	741
*	Tongding Interconnection Information Co. Ltd. Class A (XSHE)	858,300	740
*	Hongli Zhihui Group Co. Ltd. Class A	716,500	740
	Chongqing Port Co. Ltd. Class A	1,210,600	739
*	YanTai Shuangta Food Co. Ltd. Class A (XSHE)	1,051,000	739
	Ningbo Zhenyu Technology Co. Ltd. Class A	72,980	739
	Dashang Co. Ltd. Class A (XSHG)	267,300	738
*	Shanghai STEP Electric Corp. Class A	494,600	738
*	Beijing Shiji Information Technology Co. Ltd. Class A	378,261	737
	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	2,088,700	737
*	Qingdao Rural Commercial Bank Corp. Class A	1,751,800	736
	EIT Environmental Development Group Co. Ltd. Class A	345,501	736
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	735
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	735
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	734
	Goldenmax International Group Ltd. Class A (XSHE)	538,100	734
	Hubei Fuxing Science & Technology Co. Ltd. Class A	987,200	733
	Zhejiang Medicine Co. Ltd. Class A (XSEC)	463,550	732
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	732
*	Wuhan P&S Information Technology Co. Ltd. Class A (XSHE)	1,031,500	731
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	730
*	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	1,061,024	728
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	298,300	728
	FIYTA Precision Technology Co. Ltd. Class A	420,085	728
*	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	728
	Huali Industrial Group Co. Ltd. Class A	91,900	728
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	661,600	727
	China Harzone Industry Corp. Ltd. Class A	593,522	726
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	725
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	724
	Xiangyu Medical Co. Ltd. Class A	107,228	724
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	723
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	721
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	720
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	720
	Maoye Commercial Co. Ltd. Class A (XSSC)	1,154,811	719
	Beijing GeoEnviron Engineering & Technology Inc. Class A (XSHG)	509,184	718
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	717
	Jiangsu Transimage Technology Co. Ltd. Class A	201,500	715
	Zhongshan Broad Ocean Motor Co. Ltd. Class A (XSHE)	893,700	714
	Shenzhen Expressway Corp. Ltd. Class A (XSSC)	526,804	713
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	713
	Inspur Software Co. Ltd. Class A	329,798	713
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A (XSHE)	476,479	713
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	1,281,797	713
*	Deppon Logistics Co. Ltd. Class A	286,900	713
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	713
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	713
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	1,437,500	712
*	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	712
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	711
	Vatti Corp. Ltd. Class A (XSHE)	768,748	711
	Shanghai 2345 Network Holding Group Co. Ltd. Class A (XSHE)	1,658,514	711
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A (XSHE)	159,900	711
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A (XSHE)	511,595	710

		Shares	Market Value ($000)
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	678,255	710
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	710
*	Zhongfu Information Inc. Class A	235,500	710
*	AECC Aero Science & Technology Co. Ltd. Class A (XSHG)	221,200	709
	Liaoning Chengda Biotechnology Co. Ltd. Class A	150,361	709
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	708
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	708
*	ENC Digital Technology Co. Ltd. Class A	482,090	707
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	707
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,679,474	706
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A (XSHE)	2,118,077	706
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	706
	Beijing SL Pharmaceutical Co. Ltd. Class A (XSHE)	518,850	705
*	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	705
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	704
	Zhejiang Orient Gene Biotech Co. Ltd. Class A (XSHG)	125,513	704
*	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	703
*	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	703
*	Simei Media Co. Ltd. Class A	769,200	703
*	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	703
	China West Construction Group Co. Ltd. Class A	649,000	702
*	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	698
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	698
	Sichuan Meifeng Chemical IND Class A	591,151	697
	CMST Development Co. Ltd. Class A (XSHG)	842,000	697
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSHE)	254,283	696
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	694
	China Greatwall Technology Group Co. Ltd. Class A	403,800	693
	Guangdong Goworld Co. Ltd. Class A	521,444	693
	Hainan Strait Shipping Co. Ltd. Class A	770,950	692
	Henan Yuguang Gold & Lead Co. Ltd. Class A (XSHG)	710,800	692
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	691
*	Jinyuan EP Co. Ltd. Class A	703,896	690
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	690
	Sichuan Teway Food Group Co. Ltd. Class A	317,450	689
	Jiangsu Amer New Material Co. Ltd. Class A	486,200	689
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	688
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	688
	Ningbo Huaxiang Electronic Co. Ltd. Class A (XSHE)	354,700	688
	MLS Co. Ltd. Class A (XSHE)	527,400	687
	Contec Medical Systems Co. Ltd. Class A	211,100	687
	Xinxiang Richful Lube Additive Co. Ltd. Class A	97,610	687
*	Beijing Shunxin Agriculture Co. Ltd. Class A	168,792	686
	Beijing SL Pharmaceutical Co. Ltd. Class A	505,196	686
	Shenzhen Energy Group Co. Ltd. Class A	713,200	686
*	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	686
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	685
	Tangrenshen Group Co. Ltd. Class A (XSHE)	666,950	685
*	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	684
	Sinoma International Engineering Co. Class A (XSHG)	361,650	683
*	Jishi Media Co. Ltd. Class A	2,400,700	682
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	95,309	681
	Yealink Network Technology Corp. Ltd. Class A	129,022	680
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	678
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	677
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	580,008	677
*	Tengda Construction Group Co. Ltd. Class A	1,637,499	676

		Shares	Market Value ($000)
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	676
	Shenzhen SC New Energy Technology Corp. Class A	51,300	674
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	948,820	673
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	673
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A (XSEC)	163,554	673
	China Zhenhua Group Science & Technology Co. Ltd. Class A	53,700	672
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	672
*	Henan Zhongfu Industry Co. Ltd. Class A	1,612,100	672
*	Ningbo Cixing Co. Ltd. Class A	598,800	671
*	Solareast Holdings Co. Ltd. Class A	775,159	671
	Goldcard Smart Group Co. Ltd. Class A (XSHE)	353,600	669
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	667
	Shanghai Titan Scientific Co. Ltd. Class A	69,307	667
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	638,329	666
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	666
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	666
*	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	666
	Jinneng Science&Technology Co. Ltd. Class A (XSHG)	553,455	666
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	719,556	665
	Chongqing Water Group Co. Ltd. Class A (XSHG)	860,600	665
	Shenzhen Center Power Tech Co. Ltd. Class A (XSHE)	281,850	665
	Sansteel Minguang Co. Ltd. Fujian Class A	978,600	664
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	664
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	664
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	663
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	663
*	Huayuan Property Co. Ltd. Class A (XSSC)	2,201,505	663
*	Yifan Pharmaceutical Co. Ltd. Class A	339,300	661
*	Jinzhou Port Co. Ltd. Class B	2,857,215	660
	Dare Power Dekor Home Co. Ltd. Class A	562,739	660
	AVICOPTER plc Class A (XSHG)	115,800	660
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	660
*	Guangxi Energy Co. Ltd. Class A (XSHG)	1,062,000	659
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,533,513	658
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	657
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	657
*	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	657
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	656
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	503,000	655
	Wellhope Foods Co. Ltd. Class A	482,801	654
*	Anhui Genuine New Materials Co. Ltd. Class A	452,620	654
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	652
	Huafu Fashion Co. Ltd. Class A (XSHE)	1,425,310	652
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	650
*	Fujian Rongji Software Co. Ltd. Class A	609,300	649
	Duolun Technology Corp. Ltd. Class A	587,777	649
	Advanced Technology & Materials Co. Ltd. Class A (XSHE)	501,000	648
	Guangdong Provincial Expressway Development Co. Ltd. Class A	602,600	646
	Shanxi Blue Flame Holding Co. Ltd. Class A	577,896	646
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	157,879	646
	Newcapec Electronics Co. Ltd. Class A	488,335	646
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	501,881	645
	Hanwei Electronics Group Corp. Class A	274,002	645
	Kuang-Chi Technologies Co. Ltd. Class A	306,600	644
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A (XSSC)	497,400	644
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	490,657	644

		Shares	Market Value ($000)
	Jiangling Motors Corp. Ltd. Class A (XSHE)	234,298	643
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	642
	Anhui Huamao Textile Co. Class A	1,074,064	641
*	Guizhou Chitianhua Co. Ltd. Class A	1,556,500	641
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	641
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	640
*	Sunyard Technology Co. Ltd. Class A	483,327	639
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	639
	AECC Aero-Engine Control Co. Ltd. Class A (XSHE)	196,500	638
	Shunfa Hengye Corp. Class A (XSHE)	1,413,801	638
*	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	638
	Guangdong Lyric Robot Automation Co. Ltd. Class A	86,954	637
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	80,296	636
*	Beijing BDStar Navigation Co. Ltd. Class A	136,800	635
	Changzheng Engineering Co. Ltd. Class A (XSHG)	290,030	635
*	Shenzhen Infogem Technologies Co. Ltd. Class A	350,400	634
	Blue Sail Medical Co. Ltd. Class A (XSHE)	625,000	634
	Guangdong South New Media Co. Ltd. Class A (XSHE)	109,080	634
	Chongqing Yukaifa Co. Ltd. Class A	930,100	633
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	633
	Accelink Technologies Co. Ltd. Class A	148,200	631
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	631
	Autobio Diagnostics Co. Ltd. Class A (XSHG)	80,470	631
	SPIC Industry-Finance Holdings Co. Ltd. Class A (XSHE)	986,256	630
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	630
	Jangho Group Co. Ltd. Class A (XSHG)	488,200	630
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	629
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	629
	First Capital Securities Co. Ltd. Class A (XSHE)	711,520	628
	Shandong Xiantan Co. Ltd. Class A (XSHE)	520,942	628
*	Genimous Technology Co. Ltd. Class A (XSHE)	691,035	627
	North Huajin Chemical Industries Co. Ltd. Class A (XSHE)	687,903	627
*	Xiwang Foodstuffs Co. Ltd. Class A (XSHE)	940,740	627
	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,245	627
*	Shenzhen Comix Group Co. Ltd. Class A	612,400	627
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	408,673	626
*	Sunward Intelligent Equipment Co. Ltd. Class A	669,120	624
*	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	624
	Chongqing Zaisheng Technology Corp. Ltd. Class A	971,936	624
*	Xinfengming Group Co. Ltd. Class A (XSHG)	362,796	623
*,2	Shandong Chenming Paper Holdings Ltd. Class H	1,892,282	620
	Huadong Medicine Co. Ltd. Class A	101,900	620
*	Vtron Group Co. Ltd. Class A	864,723	619
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	249,100	618
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	618
	China Merchants Property Operation & Service Co. Ltd. Class A	271,200	618
	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	617
	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	615
*	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	302,200	614
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,777,055	614
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	613
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	613
	Zhejiang Medicine Co. Ltd. Class A	387,800	612
*	China Television Media Ltd. Class A	310,000	612
	Haoxiangni Health Food Co. Ltd. Class A	506,788	612
	BGI Genomics Co. Ltd. Class A (XSHE)	72,800	612
	Streamax Technology Co. Ltd. Class A	145,100	612
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	218,200	612

		Shares	Market Value ($000)
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	611
	Chimin Health Management Co. Ltd. Class A	428,400	611
	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	610
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	609
*	Cultural Investment Holdings Co. Ltd. Class A	1,818,329	609
	Jiangsu Guotai International Group Co. Ltd. Class A (XSHE)	550,290	609
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	608
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	1,634,398	608
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	606
*	Sunvim Group Co. Ltd. Class A	909,600	605
	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	604,909	605
*	Autel Intelligent Technology Corp. Ltd. Class A	145,673	605
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	604
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	603
	Northeast Securities Co. Ltd. Class A	528,100	600
	Nanjing Hanrui Cobalt Co. Ltd. Class A	123,800	600
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	600
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	599
*	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	598
	CanSino Biologics Inc. Class A (XSSC)	48,634	598
*	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	842,878	597
	Jenkem Technology Co. Ltd. Class A (XSHG)	38,565	596
	Bank of Chengdu Co. Ltd. Class A	300,000	595
	Shenzhen Gongjin Electronics Co. Ltd. Class A	384,348	595
	First Tractor Co. Ltd. Class A (XSHG)	357,900	595
	Xiamen Bank Co. Ltd. Class A	749,000	595
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	593
	Anhui Korrun Co. Ltd. Class A	251,860	593
*	Shenzhen Infogem Technologies Co. Ltd. Class A (XSHE)	326,680	592
*	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	592
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	592
*	Guiyang Longmaster Information & Technology Co. Ltd. Class A (XSEC)	246,300	591
	Kingfa Sci & Tech Co. Ltd. Class A	462,923	591
	Jafron Biomedical Co. Ltd. Class A	177,470	589
	China Bester Group Telecom Co. Ltd. Class A (XSHG)	262,845	589
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	587
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	586
	Vontron Technology Co. Ltd. Class A	423,300	586
*	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	586
	Jiangling Motors Corp. Ltd. Class B	635,970	585
	Yankuang Energy Group Co. Ltd. Class A (XSHG)	234,998	584
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	584
	Huabao Flavours & Fragrances Co. Ltd. Class A (XSHE)	179,900	583
	Tianjin Port Co. Ltd. Class A (XSSC)	875,263	582
	FSPG Hi-Tech Co. Ltd. Class A	885,500	581
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	693,700	581
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	671,702	580
	Xiamen Intretech Inc. Class A	215,390	580
*	Feitian Technologies Co. Ltd. Class A	392,500	580
*	Shenyang Chemical Co. Ltd. Class A	944,000	579
	Create Technology & Science Co. Ltd. Class A	385,756	578
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	578
	Hainan Mining Co. Ltd. Class A (XSHG)	586,500	578
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	577
	Qingdao Citymedia Co. Ltd. Class A	496,400	576
	Daheng New Epoch Technology Inc. Class A	376,900	576
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	663,450	574
*	China Quanjude Group Co. Ltd. Class A	278,800	574

		Shares	Market Value ($000)
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	574
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A (XSHE)	386,900	574
*	Beijing Haixin Energy Technology Co. Ltd. Class A	1,120,179	573
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	734,406	573
	Yotrio Group Co. Ltd. Class A (XSHE)	994,750	572
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	571
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	571
	Jinhui Liquor Co. Ltd. Class A (XSHG)	152,800	571
	Skyworth Digital Co. Ltd. Class A	262,900	570
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	335,800	569
*	Rastar Group Class A	1,078,500	569
*	VanJee Technology Co. Ltd. Class A	201,160	569
*	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	568
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	567
	Ningbo Sanxing Medical Electric Co. Ltd. Class A (XSHG)	258,500	567
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	566
*	Jin Tong Ling Technology Group Co. Ltd. Class A	1,321,100	566
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	565
	Zhejiang Hailiang Co. Ltd. Class A	325,700	564
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSEC)	928,500	564
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	564
	Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	564
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,229,382	564
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	563
	Fulin Precision Co. Ltd. Class A	378,200	562
	Guangdong HEC Technology Holding Co. Ltd. Class A	560,960	561
*	JC Finance & Tax Interconnect Holdings Ltd. Class A (XSHE)	475,040	560
	Western Region Gold Co. Ltd. Class A	274,400	559
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	559
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	559
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	550,134	558
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	478,500	557
	Rongan Property Co. Ltd. Class A (XSEC)	1,194,572	557
	Hangzhou Cable Co. Ltd. Class A	652,000	556
*	Shenzhen Minkave Technology Co. Ltd. Class A	602,150	556
*	Hangzhou Century Co. Ltd. Class A	822,400	554
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	554
*	Lander Sports Development Co. Ltd. Class A	1,172,450	553
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSHE)	990,200	552
	Loncin Motor Co. Ltd. Class A (XSHG)	741,350	552
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	551
	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	548
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	548
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	368,800	547
	Zhejiang NetSun Co. Ltd. Class A (XSEC)	184,600	547
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	547
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	547
	Huaxin Cement Co. Ltd. Class A (XSHG)	279,360	545
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	545
*	Guizhou Gas Group Corp. Ltd. Class A (XSHG)	434,972	545
*	China High Speed Railway Technology Co. Ltd. Class A	1,584,100	543
	Shanghai Pudong Construction Co. Ltd. Class A	575,741	543
*	Beijing Haixin Energy Technology Co. Ltd. Class A (XSHE)	1,062,828	543
	Wolong Resources Group Co. Ltd. Class A (XSSC)	662,901	543
	Rianlon Corp. Class A	97,100	543
*	PKU Healthcare Corp. Ltd. Class A	560,500	541
	BGI Genomics Co. Ltd. Class A	64,249	540

		Shares	Market Value ($000)
	Shandong Sunway Chemical Group Co. Ltd. Class A	619,100	539
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	579,174	539
	Fujian Dongbai Group Co. Ltd. Class A	876,300	538
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	154,800	538
*	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	538
	Chengdu Huasun Technology Group Inc. Ltd. Class A	742,471	537
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	1,828,400	537
	ZYNP Corp. Class A	522,900	537
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	537
*	Metro Land Corp. Ltd. Class A	561,500	536
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	536
*	Hebei Huijin Group Co. Ltd. Class A	485,900	536
*	Shenzhen Jinjia Group Co. Ltd. Class A	561,336	535
	Betta Pharmaceuticals Co. Ltd. Class A	70,200	535
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	149,726	535
*	Beijing Water Business Doctor Co. Ltd. Class A (XSHE)	494,900	534
	Guobang Pharma Ltd. Class A	180,000	534
*	New Huadu Technology Co. Ltd. Class A	595,500	533
	Shenzhen Ysstech Info-tech Co. Ltd. Class A (XSHE)	455,175	533
	LB Group Co. Ltd. Class A	199,000	530
	Ningbo Peacebird Fashion Co. Ltd. Class A (XSHG)	175,698	530
	Beijing eGOVA Co. Ltd. Class A (XSHE)	197,089	529
	Bros Eastern Co. Ltd. Class A (XSSC)	644,479	529
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	1,225,100	528
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	528
	Luyang Energy-Saving Materials Co. Ltd.	204,100	528
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	527
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	527
*	Genimous Technology Co. Ltd. Class A	579,300	526
*	Konka Group Co. Ltd. Class A	793,800	526
	Tibet Urban Development & Investment Co. Ltd. Class A (XSSC)	267,344	526
	China Railway Tielong Container Logistics Co. Ltd. Class A	597,800	525
*	Changchun Gas Co. Ltd. Class A	741,500	525
*	Surfilter Network Technology Co. Ltd. Class A	617,768	525
	Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	524
*	Shantou Dongfeng Printing Co. Ltd. Class A	837,600	524
	Tangrenshen Group Co. Ltd. Class A	508,700	523
	Beijing WKW Automotive Parts Co. Ltd. Class A	1,023,576	523
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	131,261	523
*	Shanghai Xinhua Media Co. Ltd. Class A	787,200	522
	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	523,380	522
*	Global Infotech Co. Ltd. Class A	388,600	522
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	268,000	521
	China Construction Bank Corp. Class A (XSHG)	604,100	521
*	Better Life Commercial Chain Share Co. Ltd. Class A (XSHE)	672,220	521
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	521
	Ningbo Zhoushan Port Co. Ltd. Class A (XSHG)	1,042,200	520
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	519
	Harbin Hatou Investment Co. Ltd. Class A	623,100	519
	Shandong Shengli Co. Class A	973,577	519
*	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	519
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	519
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSHE)	1,091,911	519
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	519
*	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	406,900	517
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSHE)	781,900	516
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	515
	Zhejiang Yongtai Technology Co. Ltd. Class A	238,187	514

		Shares	Market Value ($000)
	Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	514
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSHE)	1,084,024	513
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	513
*	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	512
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	511
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	520,128	508
*	Realcan Pharmaceutical Group Co. Ltd. Class A (XSHE)	1,015,910	508
*	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	878,600	507
*	Eastone Century Technology Co. Ltd. Class A	843,315	504
*	Zhongshan Public Utilities Group Co. Ltd. Class A	443,700	503
	Nanjing Chixia Development Co. Ltd. Class A	947,000	503
	Rainbow Digital Commercial Co. Ltd. Class A	537,099	503
	Wellhope Foods Co. Ltd. Class A (XSHG)	371,300	503
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	502
*	Tangel Culture Co. Ltd. Class A	745,400	502
	Digital China Information Service Co. Ltd. Class A (XSHE)	311,643	501
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	500
*	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	499
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,008,153	499
[1,2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	903,000	499
	North Huajin Chemical Industries Co. Ltd. Class A	546,600	498
	Zhejiang Communications Technology Co. Ltd. Class A (XSHE)	796,180	498
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	498
*	Guangdong Delian Group Co. Ltd. Class A	675,035	498
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	60,300	497
*	Infund Holding Co. Ltd. Class A	1,027,334	495
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A (XSHE)	932,955	495
	Visual China Group Co. Ltd. Class A	202,419	494
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	493
	Huaren Pharmaceutical Co. Ltd. Class A (XSEC)	856,972	493
	Hangzhou First Applied Material Co. Ltd. Class A	100,352	492
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	492
	Beken Corp. Class A	122,587	492
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	237,521	492
	Bank of Qingdao Co. Ltd. Class A	1,008,280	491
	Oriental Pearl Group Co. Ltd. Class A (XSSC)	438,393	491
	Unilumin Group Co. Ltd. Class A (XSHE)	443,838	491
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	490
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	490
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	1,484,000	490
*	Double Medical Technology Inc. Class A	109,500	490
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	489
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	489
*	Xinlun New Materials Co. Ltd. Class A	1,033,500	488
*	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	488
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	487
*	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	522,900	487
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	487
	Yotrio Group Co. Ltd. Class A	844,600	486
	Hand Enterprise Solutions Co. Ltd. Class A (XSHE)	327,100	486
	Jinhui Liquor Co. Ltd. Class A	130,000	486
*	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	485
*	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	485
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A (XSHE)	683,920	484
	Fujian Star-net Communication Co. Ltd. Class A	163,400	483
*	ChemPartner PharmaTech Co. Ltd. Class A	422,377	483
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	483

		Shares	Market Value ($000)
	Chongqing Water Group Co. Ltd. Class A	623,550	482
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A (XSHE)	898,744	482
	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	482
*	Alpha Group Class A	339,300	481
	Wuhu Token Science Co. Ltd. Class A	557,783	481
	Glarun Technology Co. Ltd. Class A (XSHG)	217,058	481
*	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	481
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	1,352,091	480
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSHG)	474,480	480
	Fulongma Group Co. Ltd. Class A (XSHG)	321,020	480
	Aerospace Hi-Tech Holdings Group Ltd. Class A	330,130	479
*	Holitech Technology Co. Ltd. Class A	1,039,700	477
*	Guangdong Zhengye Technology Co. Ltd. Class A	374,236	477
*	Jinke Properties Group Co. Ltd. Class A	1,338,788	476
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	475
	Unilumin Group Co. Ltd. Class A	428,200	474
*	Qingdao Doublestar Co. Ltd. Class A	748,900	474
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	474
*	Shenzhen World Union Group Inc. Class A (XSHE)	1,106,550	474
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	474
	Shenzhen Goodix Technology Co. Ltd. Class A	63,456	473
	Aerospace Hi-Tech Holdings Group Ltd. Class A (XSHE)	326,020	473
*	Bank of Zhengzhou Co. Ltd. Class A (XSHE)	1,436,016	472
*	Sichuan Haite High-tech Co. Ltd. Class A	346,300	471
	Shenzhen Aisidi Co. Ltd. Class A (XSHE)	422,520	471
*	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	471
	Transfar Zhilian Co. Ltd. Class A	597,325	470
	Juewei Food Co. Ltd. Class A	87,160	469
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	469
*	Deluxe Family Co. Ltd. Class A (XSHG)	1,061,600	468
*	Yunnan Coal & Energy Co. Ltd. Class A	922,500	468
	Sanlux Co. Ltd. Class A	648,400	468
	Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	202,188	468
*	Shanxi Guoxin Energy Corp. Ltd. Class A	729,426	467
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	465
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	282,500	463
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSHE)	185,900	462
*	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	462
*	Shandong Meichen Ecology & Environment Co. Ltd. Class A	1,379,220	461
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A (XSEC)	1,767,600	460
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A (XSHE)	88,500	460
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	357,700	459
	Shenzhen Agricultural Products Group Co. Ltd. Class A	461,800	458
	Bestsun Energy Co. Ltd. Class A (XSHG)	686,600	455
*	Fangda Carbon New Material Co. Ltd. Class A (XSHG)	522,917	454
*	ChangYuan Technology Group Ltd. Class A (XSHG)	607,060	454
*	Wisesoft Co. Ltd. Class A	231,865	454
	Ningbo David Medical Device Co. Ltd. Class A (XSEC)	182,500	454
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	194,320	453
*	Guizhou Gas Group Corp. Ltd. Class A	360,400	452
	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	452
*	Shenzhen Glory Medical Co. Ltd. Class A	766,022	452
*,2	Differ Group Auto Ltd.	42,340,000	452
	Hangzhou Robam Appliances Co. Ltd. Class A	110,300	451
*	ChangYuan Technology Group Ltd. Class A (XSSC)	602,283	451
	Shanghai New World Co. Ltd. Class A (XSHG)	398,500	451
	Sino Wealth Electronic Ltd. Class A	111,109	449
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,531,000	446

		Shares	Market Value ($000)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	442,000	445
*	KraussMaffei Co. Ltd. Class A	431,434	445
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	764,600	444
	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	443
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	443
	JCHX Mining Management Co. Ltd. Class A (XSSC)	96,073	441
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	481,800	440
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	440
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	325,700	439
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	602,466	439
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	437
	Sinochem International Corp. Class A (XSHG)	539,110	434
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	434
*	Wenfeng Great World Chain Development Corp. Class A (XSHG)	1,076,300	434
*	Rendong Holdings Co. Ltd. Class A	522,865	434
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	542,300	433
	Three Squirrels Inc. Class A	149,540	433
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	432
	Hongbaoli Group Corp. Ltd. Class A	714,859	432
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	627,000	431
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	993,900	431
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,287,637	429
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	569,700	429
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	429
*	Beijing Forever Technology Co. Ltd. Class A (XSHE)	439,194	429
	Zhuhai Huafa Properties Co. Ltd. Class A (XSHG)	276,840	427
	Hexing Electrical Co. Ltd. Class A (XSHG)	120,021	426
*	H&R Century Union Corp. Class A	709,000	425
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	495,361	424
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	423
*	China Grand Automotive Services Group Co. Ltd. Class A (XSHG)	1,344,270	420
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	108,400	419
*	Shenzhen World Union Group Inc. Class A	978,805	419
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	419
*	Shandong Denghai Seeds Co. Ltd. Class A	180,500	419
*	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	419
*	Xinfengming Group Co. Ltd. Class A	243,655	418
*	Jiangsu Gian Technology Co. Ltd. Class A (XSHE)	125,760	418
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	192,787	417
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	417
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	415
	Chengzhi Co. Ltd. Class A (XSHE)	357,628	414
*	Shanghai Lonyer Data Co. Ltd. Class A	326,300	413
	Winall Hi-Tech Seed Co. Ltd. Class A	255,360	413
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	210,700	412
*	Sichuan Haite High-tech Co. Ltd. Class A (XSHE)	302,880	412
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	412
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	451,000	410
	Shenzhen Megmeet Electrical Co. Ltd. Class A	90,300	410
	Guangzhou Shangpin Home Collection Co. Ltd. Class A (XSHE)	134,315	408
	Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	248,888	408
	Guangzhou Zhiguang Electric Co. Ltd. Class A (XSHE)	372,300	407
	China Wafer Level CSP Co. Ltd. Class A	129,292	407
	Betta Pharmaceuticals Co. Ltd. Class A (XSHE)	53,200	406
*	Beijing Hualian Department Store Co. Ltd. Class A (XSHE)	1,344,700	405
*	Hunan Mendale Hometextile Co. Ltd. Class A	762,754	405
*	Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	643,190	403
*	Tibet Summit Resources Co. Ltd. Class A	157,132	401

		Shares	Market Value ($000)
	CECEP Solar Energy Co. Ltd. Class A	432,400	400
*	Liaoning Shenhua Holdings Co. Ltd. Class A	1,326,800	399
*	Berry Genomics Co. Ltd. Class A (XSHE)	257,298	398
*	Tech-Bank Food Co. Ltd. Class A	562,280	397
*	Strait Innovation Internet Co. Ltd. Class A	640,698	396
*	Guangzhou Baiyun International Airport Co. Ltd. Class A (XSSC)	196,466	396
*	Sunward Intelligent Equipment Co. Ltd. Class A (XSHE)	424,600	396
	Western Region Gold Co. Ltd. Class A (XSHG)	194,400	396
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	396
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	175,700	395
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	395
	LianChuang Electronic Technology Co. Ltd. Class A	241,900	395
	Shandong Xiantan Co. Ltd. Class A	326,550	394
	Digital China Information Service Co. Ltd. Class A	243,900	392
	Zheshang Securities Co. Ltd. Class A	257,100	391
*	Focused Photonics Hangzhou Inc. Class A (XSHE)	143,400	391
*	Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	390
	Guangdong South New Media Co. Ltd. Class A	67,212	390
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	500,150	389
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSSC)	359,939	389
*	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A (XSHG)	358,400	388
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	387
	Shenzhen Tellus Holding Co. Ltd. Class A (XSHE)	159,510	387
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	680,270	387
*	Chengdu CORPRO Technology Co. Ltd. Class A (XSHE)	128,600	387
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	615,704	387
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	386
*	Fujian Cement Inc. Class A	472,320	386
*	YLZ Information Technology Co. Ltd. Class A	444,300	386
	Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	385
	IReader Technology Co. Ltd. Class A	115,394	384
	MYS Group Co. Ltd. Class A (XSHE)	789,767	383
	Henan Yuguang Gold & Lead Co. Ltd. Class A	391,300	381
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	558,122	381
	Tongyu Communication Inc. Class A (XSHE)	182,475	381
	Rongan Property Co. Ltd. Class A (XSHE)	814,200	380
	Shenzhen Noposin Crop Science Co. Ltd. Class A (XSHE)	383,200	380
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	359,400	378
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	287,900	378
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	252,760	378
*	Beijing Water Business Doctor Co. Ltd. Class A	349,774	377
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	1,274,005	376
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	373
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	372
	An Hui Wenergy Co. Ltd. Class A	395,790	370
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	249,626	370
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	892,853	369
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	742,600	368
	Maoye Commercial Co. Ltd. Class A (XSHG)	591,102	368
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	120,900	367
	Dashang Co. Ltd. Class A (XSSC)	132,900	367
	Jinneng Science&Technology Co. Ltd. Class A	305,200	367
*	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	509,141	366
*	STO Express Co. Ltd. Class A	223,899	366
	China Meheco Co. Ltd. Class A	198,184	365
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	365

		Shares	Market Value ($000)
*	RiseSun Real Estate Development Co. Ltd. Class A	855,744	364
	Xiamen Kingdomway Group Co. Class A	136,200	364
*	Tunghsu Azure Renewable Energy Co. Ltd. Class A (XSHE)	597,100	363
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	362
	Ovctek China Inc. Class A	75,740	361
*	Shenzhen Anche Technologies Co. Ltd. Class A (XSHE)	150,000	361
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	359
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	305,400	357
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A (XSHE)	213,000	357
	Xiamen International Airport Co. Ltd. Class A (XSHG)	170,800	356
*	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	356
	Renhe Pharmacy Co. Ltd. Class A	381,501	355
*	Konka Group Co. Ltd. Class A (XSHE)	535,900	355
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	354
	Ligao Foods Co. Ltd. Class A	34,600	354
	Suning Universal Co. Ltd. Class A	796,549	351
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	351
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	481,300	351
	China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	201,768	349
*	Beijing Hualian Department Store Co. Ltd. Class A (XSEC)	1,155,081	348
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSHE)	766,704	348
	Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	348
	Thinkingdom Media Group Ltd. Class A	124,581	347
*	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	346
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	346
	Baida Group Co. Ltd. Class A	256,600	345
*	Greenland Hong Kong Holdings Ltd.	5,744,312	344
	Zhejiang Wanma Co. Ltd. Class A	221,800	343
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A (XSHE)	794,400	343
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	343
*	Beijing Forever Technology Co. Ltd. Class A	349,700	342
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	478,000	338
*	Visionox Technology Inc. Class A	300,796	337
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	176,991	337
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	121,218	337
	Shenzhen Noposin Crop Science Co. Ltd. Class A (XSEC)	338,500	336
	Fujian Funeng Co. Ltd. Class A	286,634	335
	Luenmei Quantum Co. Ltd. Class A	351,842	332
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	345,300	332
*	Shanghai Shenda Co. Ltd. Class A (XSHG)	623,500	332
*	AECC Aero Science & Technology Co. Ltd. Class A (XSSC)	103,600	332
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSHG)	220,658	332
	Lucky Film Co. Class A (XSHG)	309,500	331
	Inmyshow Digital Technology Group Co. Ltd. Class A (XSHG)	338,000	331
	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	196,700	330
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	330
[1]	Orient Securities Co. Ltd. Class H	524,000	328
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	506,160	328
	Telling Telecommunication Holding Co. Ltd. Class A (XSHE)	257,000	328
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	328
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	327
	Angang Steel Co. Ltd. Class A (XSEC)	755,500	325
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	320
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	414,800	318
	Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	317
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	593,346	315
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	80,000	315
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	191,240	315

		Shares	Market Value ($000)
	Guomai Technologies Inc. Class A	287,886	314
*	China Fortune Land Development Co. Ltd. Class A (XSHG)	824,578	314
	Anker Innovations Technology Co. Ltd. Class A (XSHE)	27,600	314
	Weifu High-Technology Group Co. Ltd. Class A	124,100	311
	PharmaBlock Sciences Nanjing Inc. Class A	43,491	311
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	310
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	566,627	308
	Shanghai AtHub Co. Ltd. Class A	97,412	306
	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	306
	MYS Group Co. Ltd. Class A (XSEC)	628,125	305
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	195,598	304
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	228,800	302
*	Citychamp Dartong Co. Ltd. Class A (XSHG)	668,700	302
	Befar Group Co. Ltd. Class A (XSSC)	439,492	299
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A (XSSC)	294,716	298
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	97,600	296
*	Doushen Beijing Education & Technology Inc. Class A	866,539	296
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	250,100	295
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	274,385	291
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	540,800	290
	Bestsun Energy Co. Ltd. Class A (XSSC)	436,100	289
*	Fujian Green Pine Co. Ltd. Class A	355,400	289
	Suzhou Anjie Technology Co. Ltd. Class A	150,460	286
	Shenzhen Kinwong Electronic Co. Ltd. Class A	86,772	285
*	Beijing Philisense Technology Co. Ltd. Class A	492,033	284
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	283
*	Greattown Holdings Ltd. Class A	546,421	281
	Yunda Holding Co. Ltd. Class A	192,166	280
	CQ Pharmaceutical Holding Co. Ltd. Class A	321,900	280
*	Topsec Technologies Group Inc. Class A	205,200	277
	Xinyu Iron & Steel Co. Ltd. Class A	443,400	275
	Shanxi Blue Flame Holding Co. Ltd. Class A (XSHE)	246,440	275
*	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	417,600	275
	Hunan Zhongke Electric Co. Ltd. Class A	162,400	273
	Qianhe Condiment & Food Co. Ltd. Class A	99,504	271
*	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	271,420	270
	China Dongxiang Group Co. Ltd.	6,424,155	269
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	50,700	269
*	China High Speed Railway Technology Co. Ltd. Class A (XSHE)	782,197	268
*	Chongqing Dima Industry Co. Ltd. Class A (XSHG)	868,700	268
	Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	268
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	18,400	268
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	265
*	Guangdong Anjubao Digital Technology Co. Ltd. Class A	298,900	264
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A (XSHE)	187,500	264
	Ningbo Yunsheng Co. Ltd. Class A (XSHG)	232,740	262
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	260
*	Shenzhen Hongtao Group Co. Ltd. Class A	1,043,260	260
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	258
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	155,280	254
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	254
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	253
*	LingNan Eco&Culture-Tourism Co. Ltd. Class A (XSEC)	521,400	248
	Xiamen International Airport Co. Ltd. Class A (XSSC)	118,958	248
	Camel Group Co. Ltd. Class A (XSHG)	190,580	248
*	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	225,600	246
*	Zhejiang Wanliyang Co. Ltd. Class A	186,300	245
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	353,100	244

		Shares	Market Value ($000)
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	178,724	241
*	Chongqing Dima Industry Co. Ltd. Class A	778,307	240
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	240
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	127,140	238
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A	237,600	237
	Ningbo David Medical Device Co. Ltd. Class A (XSHE)	94,800	236
	China Harzone Industry Corp. Ltd. Class A (XSHE)	192,543	235
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	250,600	235
	Lucky Film Co. Class A (XSSC)	219,191	234
	Canny Elevator Co. Ltd. Class A	185,877	232
*	Tongding Interconnection Information Co. Ltd. Class A	268,000	231
	Wolong Resources Group Co. Ltd. Class A (XSHG)	280,100	230
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	230
	StarPower Semiconductor Ltd. Class A	7,500	230
	Yonfer Agricultural Technology Co. Ltd. Class A	139,800	227
*	Shanghai Shenda Co. Ltd. Class A (XSSC)	427,300	227
*	Ligeance Aerospace Technology Co. Ltd. Class A	262,000	226
	Red Star Macalline Group Corp. Ltd. Class A	305,030	225
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	224
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	39,964	224
*	Grandjoy Holdings Group Co. Ltd. Class A	359,500	223
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	40,800	223
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	362,236	221
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A (XSHE)	164,114	221
	Guangdong Golden Dragon Development Inc. Class A	114,600	217
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	215
	Shanghai Pudong Construction Co. Ltd. Class A (XSHG)	227,783	215
	CSG Holding Co. Ltd. Class A	249,200	214
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	213
	Shenzhen Aisidi Co. Ltd. Class A	188,800	211
*	Realcan Pharmaceutical Group Co. Ltd. Class A	420,100	210
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	210
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A (XSHE)	324,720	210
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	272,361	209
	Huaren Pharmaceutical Co. Ltd. Class A (XSHE)	363,900	209
*,3	Yango Group Co. Ltd. Class A	4,010,183	208
*	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	208
	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	162,400	207
*	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	206
	TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	204
	Sansure Biotech Inc. Class A	80,076	203
*	Guangxi Energy Co. Ltd. Class A (XSSC)	321,240	199
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	291,225	199
	YGSOFT Inc. Class A	208,485	198
*	Guiyang Longmaster Information & Technology Co. Ltd. Class A (XSHE)	82,600	198
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	197
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A (XSEC)	293,600	194
	Hangxiao Steel Structure Co. Ltd. Class A	324,200	193
*	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	193
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	109,800	193
*	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	193
	Jiangsu Yoke Technology Co. Ltd. Class A	20,100	192
*	Hytera Communications Corp. Ltd. Class A	219,500	191
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	187,500	188
	Huaxi Securities Co. Ltd. Class A	142,200	184
*	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	184
*	Jiangsu Gian Technology Co. Ltd. Class A	55,008	183

		Shares	Market Value ($000)
	Truking Technology Ltd. Class A	92,500	182
*	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	179
	China Enterprise Co. Ltd. Class A (XSSC)	325,000	178
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	9,837	178
	Longshine Technology Group Co. Ltd. Class A	58,000	177
*	Jiangsu Etern Co. Ltd. Class A (XSSC)	195,000	173
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	171
*	Kunshan Kersen Science & Technology Co. Ltd. Class A (XSHG)	177,968	171
	Goldenmax International Group Ltd. Class A	123,800	169
	Sansure Biotech Inc. Class A (XSHG)	66,779	169
	GoodWe Technologies Co. Ltd. Class A	7,278	169
	Yantai Eddie Precision Machinery Co. Ltd. Class A	63,560	166
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	141,939	165
	Foshan Electrical & Lighting Co. Ltd. Class A	211,200	165
*	Baosheng Science & Technology Innovation Co. Ltd. Class A (XSHG)	226,569	164
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	163
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	162
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A (XSEC)	58,900	161
	YongXing Special Materials Technology Co. Ltd. Class A	20,670	157
	Shenzhen Tellus Holding Co. Ltd. Class A (XSEC)	64,297	156
	China Kings Resources Group Co. Ltd. Class A (XSHG)	43,820	155
*	Oceanwide Holdings Co. Ltd. Class A	767,000	153
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	119,859	153
	Innuovo Technology Co. Ltd. Class A	158,700	151
	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	151
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	515,756	150
	Chongqing Brewery Co. Ltd. Class A (XSSC)	11,800	150
	CECEP Wind-Power Corp. Class A (XSHG)	293,540	150
*	Zhenro Properties Group Ltd.	9,617,986	149
	Avary Holding Shenzhen Co. Ltd. Class A	43,500	149
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	149
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	149
	Shenzhen Sunlord Electronics Co. Ltd. Class A	38,500	147
	Jiangsu Huahong Technology Stock Co. Ltd. Class A (XSHE)	96,100	147
	Shanghai Foreign Service Holding Group Co. Ltd. Class A (XSSC)	168,000	145
	Jenkem Technology Co. Ltd. Class A	9,368	145
	Jointo Energy Investment Co. Ltd. Hebei Class A	145,900	144
	China Great Wall Securities Co. Ltd. Class A	115,600	144
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	46,662	142
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	142
	Guangxi LiuYao Group Co. Ltd. Class A (XSSC)	46,620	139
	Hunan Aihua Group Co. Ltd. Class A	42,200	138
*	Ronshine China Holdings Ltd.	3,010,848	138
	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	138
	Guangdong Tapai Group Co. Ltd. Class A	110,900	137
	Huabao Flavours & Fragrances Co. Ltd. Class A	42,321	137
*	Polaris Bay Group Co. Ltd. Class A (XSSC)	118,400	136
	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A (XSHE)	291,100	135
	Central China Management Co. Ltd.	2,719,164	134
	Zhejiang NetSun Co. Ltd. Class A (XSHE)	45,000	133
	Hainan Poly Pharm Co. Ltd. Class A	46,824	133
*	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	133
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	448,520	132
	Jiangsu Huaxicun Co. Ltd. Class A	95,200	131
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	131
*	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	130
	263 Network Communications Co. Ltd. Class A	194,200	130
	Huafu Fashion Co. Ltd. Class A	278,500	127

		Shares	Market Value ($000)
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	171,350	127
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	23,100	126
	Eastern Communications Co. Ltd. Class B	290,300	125
	CGN Nuclear Technology Development Co. Ltd. Class A	108,598	124
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A (XSEC)	49,700	123
*	Jinzhou Port Co. Ltd. Class A	267,100	123
	Shunfa Hengye Corp. Class A (XSEC)	271,120	122
	Nantong Jianghai Capacitor Co. Ltd. Class A	44,660	120
*	China Reform Health Management & Services Group Co. Ltd. Class A (XSEC)	70,600	118
	Tongyu Communication Inc. Class A (XSEC)	55,500	116
	China Bester Group Telecom Co. Ltd. Class A (XSSC)	52,000	116
	JL Mag Rare-Earth Co. Ltd. Class A	46,592	116
*	Hybio Pharmaceutical Co. Ltd. Class A (XSHE)	80,700	116
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (XSEC)	98,000	115
	Fuan Pharmaceutical Group Co. Ltd. Class A (XSEC)	206,900	115
	Shenzhen Desay Battery Technology Co. Class A	23,345	114
	C&S Paper Co. Ltd. Class A	72,800	113
	Sumavision Technologies Co. Ltd. Class A	135,700	113
*	PCI Technology Group Co. Ltd. Class A	135,900	110
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	109
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	109
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A (XSHG)	89,440	102
*	Berry Genomics Co. Ltd. Class A	65,305	101
*	Fujian Aonong Biological Technology Group Inc. Ltd. Class A (XSSC)	72,280	101
	Imeik Technology Development Co. Ltd. Class A	1,500	100
	Zhejiang Yasha Decoration Co. Ltd. Class A	138,500	99
*	Hainan Ruize New Building Material Co. Ltd. Class A (XSEC)	219,000	99
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	29,000	99
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (XSEC)	207,400	98
	Jiangsu Lopal Tech Co. Ltd. Class A	43,800	98
*,3	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,707,860	96
	COFCO Capital Holdings Co. Ltd. Class A	78,200	96
	Shanghai New World Co. Ltd. Class A (XSSC)	80,500	91
	Blue Sail Medical Co. Ltd. Class A	87,564	89
*	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	89
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	89
	Jiangling Motors Corp. Ltd. Class A	31,900	88
*	Huayi Brothers Media Corp. Class A (XSEC)	195,302	86
*	HyUnion Holding Co. Ltd. Class A	87,800	86
	CanSino Biologics Inc. Class A (XSHG)	6,884	85
	Infore Environment Technology Group Co. Ltd. Class A	105,300	76
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	67,400	75
*	Wuhan P&S Information Technology Co. Ltd. Class A	105,700	75
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	74
*	Better Life Commercial Chain Share Co. Ltd. Class A	94,200	73
*	Guangdong Shirongzhaoye Co. Ltd. Class A (XSEC)	70,056	71
*	Xiwang Foodstuffs Co. Ltd. Class A (XSEC)	106,164	71
*	Enjoyor Technology Co. Ltd. Class A (XSHE)	56,200	70
*	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	70
	Vatti Corp. Ltd. Class A	73,700	68
	Goldcard Smart Group Co. Ltd. Class A (XSEC)	35,510	67
*	Wenfeng Great World Chain Development Corp. Class A (XSSC)	163,313	66
	Guangdong Dowstone Technology Co. Ltd. Class A (XSHE)	36,700	66
	Changzheng Engineering Co. Ltd. Class A (XSSC)	30,316	66
*	YanTai Shuangta Food Co. Ltd. Class A	90,500	64
	Toly Bread Co. Ltd. Class A	42,571	63

		Shares	Market Value ($000)
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	62
*	Shanghai Shimao Co. Ltd. Class A	273,212	59
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,100	58
*	Beijing VRV Software Corp. Ltd. Class A	73,500	51
	Fulongma Group Co. Ltd. Class A	34,300	51
	Cheng De Lolo Co. Ltd. Class A	36,020	46
*	Shenzhen Anche Technologies Co. Ltd. Class A	18,400	44
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSHE)	833,200	43
	Shenzhen Center Power Tech Co. Ltd. Class A	17,600	41
	Ningbo Deye Technology Co. Ltd. Class A	2,268	40
	Luoniushan Co. Ltd. Class A	40,200	39
	Zhejiang Meida Industrial Co. Ltd. Class A	24,400	38
	Shenzhen Das Intellitech Co. Ltd. Class A	71,600	35
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	13,520	34
	Shanghai Haixin Group Co. Class A	32,500	29
*,3	Sichuan Languang Development Co. Ltd. Class A	484,272	27
	Guangzhou Holike Creative Home Co. Ltd. Class A (XSSC)	14,800	22
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A (XSEC)	393,700	20
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	17,250	18
*	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	9
*	Hengdian Entertainment Co. Ltd. Class A (XSSC)	722	2
*,2,3	Midas Holdings Ltd.	202,000	—
*,3	Fantasia Holdings Group Co. Ltd.	6,583,520	—
*,1,3	Tianhe Chemicals Group Ltd.	57,304,542	—
*,2,3	National Agricultural Holdings Ltd.	13,680,292	—
*,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	—
*,3	Shenwu Environmental Technology Co. Ltd.	616,265	—
*,3	Hua Han Health Industry Holdings Ltd.	13,993,028	—
*,3	China Huiyuan Juice Group Ltd.	9,298,137	—
*,3	CT Environmental Group Ltd.	38,490,600	—
*,3	China Common Rich Renewable Energy Investments Ltd.	206,154,000	—
*,3	Kangmei Pharmaceutical Co. Ltd.	676,212	—
*,3	China Zhongwang Holdings Ltd.	19,211,219	—
			34,166,838
Colombia (0.2%)
	Bancolombia SA ADR	1,528,890	46,723
	Interconexion Electrica SA ESP	6,159,255	26,971
	Ecopetrol SA	43,961,433	25,697
	Bancolombia SA	2,784,895	23,708
[2]	Ecopetrol SA ADR	1,090,910	12,786
	Bancolombia SA Preference Shares	1,283,917	9,804
	Grupo Aval Acciones y Valores SA Preference Shares	51,385,298	6,631
	Banco Davivienda SA Preference Shares	1,198,093	6,065
	Grupo de Inversiones Suramericana SA Preference Shares	1,011,329	3,588
	Grupo Aval Acciones y Valores SA ADR	256,312	674
	BAC Holding International Corp.	4,462,024	252
			162,899
Czech Republic (0.2%)
	CEZ A/S	2,192,123	96,932
	Komercni Banka A/S	1,054,497	34,535
[1]	Moneta Money Bank A/S	4,674,046	18,378
	Philip Morris CR A/S	6,097	4,752
[2]	Colt CZ Group SE	43,055	1,115
			155,712
Egypt (0.1%)
	Commercial International Bank Egypt SAE	31,250,040	51,041

		Shares	Market Value ($000)
	Egypt Kuwait Holding Co. SAE	8,289,310	9,737
*	EFG Holding S.A.E.	18,202,157	9,704
	Eastern Co. SAE	13,712,078	8,290
*	Fawry for Banking & Payment Technology Services SAE	35,636,374	6,491
	ElSewedy Electric Co.	10,308,046	6,287
	Talaat Moustafa Group	14,061,132	4,266
	Telecom Egypt Co.	4,679,438	3,967
	Medinet Nasr Housing	13,152,549	1,456
			101,239
Greece (0.5%)
*	Eurobank Ergasias Services & Holdings SA	34,999,860	61,141
	Mytilineos SA	1,428,403	59,444
*	Alpha Services & Holdings SA	29,552,074	53,221
*	National Bank of Greece SA	7,519,956	51,788
	Hellenic Telecommunications Organization SA	2,954,176	46,623
	OPAP SA	2,586,686	45,493
	JUMBO SA	1,513,438	45,160
*	Piraeus Financial Holdings SA	9,158,480	34,690
*	Public Power Corp. SA	2,922,715	34,581
	Motor Oil Hellas Corinth Refineries SA	748,688	18,921
	Terna Energy SA	707,213	13,575
*	GEK Terna Holding Real Estate Construction SA	771,604	12,164
	Titan Cement International SA	422,403	8,883
*	LAMDA Development SA	949,434	7,428
*	Aegean Airlines SA	495,340	7,111
	Helleniq Energy Holdings SA	758,665	6,741
	Hellenic Exchanges - Athens Stock Exchange SA	824,499	5,247
	Viohalco SA	680,589	4,956
	Athens Water Supply & Sewage Co. SA	608,211	4,626
	Holding Co. ADMIE IPTO SA	1,577,580	4,144
	Autohellas Tourist & Trading SA	274,468	4,121
	Sarantis SA	436,033	3,649
*	Ellaktor SA	1,174,012	3,225
	Fourlis Holdings SA	595,885	3,208
	Quest Holdings SA	370,977	2,652
*,3	FF Group	397,542	—
			542,792
Hong Kong (0.0%)
*,3	Real Nutriceutical Group Ltd.	1,315,000	34
*,3	Tech Pro Technology Development Ltd.	122,060,000	—
*,3	SMI Holdings Group Ltd.	18,314,748	—
*	Super Hi International Holding Ltd.	1	—
			34
Hungary (0.2%)
	OTP Bank Nyrt.	3,217,549	117,010
	Richter Gedeon Nyrt.	1,965,121	49,589
	MOL Hungarian Oil & Gas plc	5,812,895	45,891
	Magyar Telekom Telecommunications plc	4,964,780	5,903
			218,393
Iceland (0.1%)
	Marel HF	7,871,385	26,216
[1]	Arion Banki HF	20,204,742	22,901
	Islandsbanki HF	16,081,840	14,409
	Kvika banki hf	68,948,715	8,887
	Hagar hf	16,084,330	8,265
	Reitir fasteignafelag hf	9,447,009	6,161
	Eimskipafelag Islands hf	1,439,164	5,835

		Shares	Market Value ($000)
*	Icelandair Group HF	365,537,446	5,690
	Festi hf	3,861,940	5,621
	Sjova-Almennar Tryggingar hf	13,484,030	3,617
	Vatryggingafelag Islands Hf	22,649,583	3,287
	Siminn HF	38,998,334	3,001
*	Olgerdin Egill Skallagrims HF	14,751,034	1,462
			115,352
India (17.5%)
	Reliance Industries Ltd.	46,364,673	1,439,298
	HDFC Bank Ltd.	40,762,061	818,343
	Infosys Ltd.	48,287,209	799,208
	Tata Consultancy Services Ltd.	14,085,227	586,776
	Hindustan Unilever Ltd.	12,228,043	380,911
	Axis Bank Ltd.	31,449,988	365,118
	Bharti Airtel Ltd. (XNSE)	32,714,363	354,296
*	Larsen & Toubro Ltd.	9,492,414	309,725
	Bajaj Finance Ltd.	3,355,528	298,306
	ICICI Bank Ltd.	21,714,075	264,640
	Asian Paints Ltd.	6,240,928	256,365
	ITC Ltd.	41,211,002	233,518
	Mahindra & Mahindra Ltd.	12,865,010	230,985
	Maruti Suzuki India Ltd.	1,828,031	218,455
	Titan Co. Ltd.	5,746,361	209,996
	Sun Pharmaceutical Industries Ltd.	15,019,280	208,915
	HCL Technologies Ltd.	14,692,992	199,707
	NTPC Ltd.	64,988,226	172,753
	Tata Steel Ltd.	112,547,521	168,853
	UltraTech Cement Ltd.	1,582,612	160,179
	Tata Motors Ltd.	19,889,909	156,065
	State Bank of India	20,436,308	154,372
*,3	Jio Financial Services Ltd.	46,364,673	147,608
	Adani Enterprises Ltd.	4,837,906	146,761
	Power Grid Corp. of India Ltd.	43,740,122	141,619
	JSW Steel Ltd.	13,819,893	137,493
	Nestle India Ltd.	496,884	136,261
	Grasim Industries Ltd.	5,310,070	119,578
	Tech Mahindra Ltd.	8,418,472	114,350
	Oil & Natural Gas Corp. Ltd.	52,538,163	113,304
	Hindalco Industries Ltd.	19,454,762	109,674
	Adani Ports & Special Economic Zone Ltd.	11,568,311	109,453
[1]	HDFC Life Insurance Co. Ltd.	13,664,446	107,515
	Bajaj Finserv Ltd.	5,339,107	103,905
	Cipla Ltd.	7,089,239	101,392
	Britannia Industries Ltd.	1,650,156	96,189
*,1	Avenue Supermarts Ltd.	2,068,326	94,501
[1]	SBI Life Insurance Co. Ltd.	5,839,297	91,152
	Tata Consumer Products Ltd.	8,527,132	89,138
	Shriram Finance Ltd.	3,845,719	88,659
	Coal India Ltd.	31,480,311	87,863
	Apollo Hospitals Enterprise Ltd.	1,388,271	87,393
	Tata Motors Ltd. Class A	16,637,869	83,945
	Dr Reddy's Laboratories Ltd.	1,179,530	80,922
	Divi's Laboratories Ltd.	1,769,694	79,371
	Eicher Motors Ltd.	1,927,321	78,941
*	Zomato Ltd.	75,706,367	77,502
*	Adani Green Energy Ltd.	5,795,439	77,204
	Cholamandalam Investment & Finance Co. Ltd.	5,592,755	77,061
	Wipro Ltd.	15,550,462	76,697

		Shares	Market Value ($000)
	Bharat Electronics Ltd.	47,984,391	76,350
[1]	LTIMindtree Ltd.	1,258,567	74,997
*	Max Healthcare Institute Ltd.	10,337,039	74,818
	Hero MotoCorp Ltd.	1,822,093	71,039
	Pidilite Industries Ltd.	2,139,415	68,072
	Tata Power Co. Ltd.	23,304,200	67,123
	Indian Oil Corp. Ltd.	57,223,368	65,268
*	Godrej Consumer Products Ltd.	5,088,144	64,145
	Bharat Petroleum Corp. Ltd.	13,903,158	63,852
	Hindustan Aeronautics Ltd.	1,311,677	63,284
	Varun Beverages Ltd.	6,401,238	62,640
	Siemens Ltd.	1,234,822	59,839
	Info Edge India Ltd.	1,063,917	59,459
	Vedanta Ltd.	17,033,582	57,322
*	Yes Bank Ltd.	275,585,673	56,838
[1]	ICICI Lombard General Insurance Co. Ltd.	3,364,809	56,706
	Dabur India Ltd.	8,077,294	56,587
	Ambuja Cements Ltd.	10,021,116	56,476
	Bajaj Auto Ltd.	940,837	56,475
*	UPL Ltd.	7,365,826	56,006
	Indian Hotels Co. Ltd. Class A	11,546,013	55,537
	Shree Cement Ltd.	188,330	55,240
	Havells India Ltd.	3,381,169	54,900
	Trent Ltd.	2,565,471	54,875
	DLF Ltd.	8,662,069	54,690
*,1	InterGlobe Aviation Ltd.	1,687,281	53,236
	TVS Motor Co. Ltd.	3,148,607	52,777
	SRF Ltd.	1,988,206	52,559
	GAIL India Ltd.	36,190,413	52,444
	Tube Investments of India Ltd.	1,364,866	51,175
*	United Spirits Ltd.	4,114,131	50,846
	Power Finance Corp. Ltd.	15,842,745	50,423
	Marico Ltd.	7,257,162	49,512
	PI Industries Ltd.	1,085,697	47,762
	CG Power & Industrial Solutions Ltd.	9,756,789	47,743
	MRF Ltd.	37,363	46,808
*	IDFC First Bank Ltd.	43,571,057	46,266
	Colgate-Palmolive India Ltd.	1,871,675	45,991
	Cummins India Ltd.	1,891,086	45,303
	Ashok Leyland Ltd.	20,176,732	45,154
	APL Apollo Tubes Ltd.	2,323,028	45,065
*	Adani Power Ltd.	13,381,671	44,513
	Jindal Steel & Power Ltd.	5,363,366	43,717
*	PB Fintech Ltd.	4,883,474	43,526
*	Adani Transmission Ltd.	4,356,610	43,472
[1]	HDFC Asset Management Co. Ltd.	1,383,216	42,638
	REC Ltd.	17,192,452	42,454
	SBI Cards & Payment Services Ltd.	4,068,784	42,356
	Tata Elxsi Ltd.	481,464	41,977
	ABB India Ltd.	743,850	41,228
[1]	AU Small Finance Bank Ltd.	4,566,626	40,606
	Lupin Ltd.	3,359,085	40,275
	Astral Ltd.	1,677,461	40,224
	Bharat Forge Ltd.	3,537,695	40,096
	Persistent Systems Ltd.	689,491	39,840
	Supreme Industries Ltd.	897,970	38,790
	Samvardhana Motherson International Ltd.	31,795,485	38,055
*	Federal Bank Ltd.	22,886,874	37,803

		Shares	Market Value ($000)
[1]	ICICI Prudential Life Insurance Co. Ltd.	5,353,255	37,761
	Polycab India Ltd.	638,197	37,411
*	Delhivery Ltd.	7,664,068	37,258
	Aurobindo Pharma Ltd.	3,703,601	37,060
	Page Industries Ltd.	79,641	36,629
	Bank of Baroda	14,358,126	35,360
	Tata Communications Ltd.	1,608,308	35,140
	Balkrishna Industries Ltd.	1,118,806	34,607
	Zee Entertainment Enterprises Ltd.	11,646,265	34,404
	Bajaj Holdings & Investment Ltd.	374,283	34,355
[1]	Sona Blw Precision Forgings Ltd.	4,888,194	33,915
*	Max Financial Services Ltd.	3,404,622	33,751
[2]	Dr Reddy's Laboratories Ltd. ADR	488,078	33,521
	Coforge Ltd.	584,054	33,453
	Torrent Pharmaceuticals Ltd.	1,350,900	32,936
	Container Corp. of India Ltd.	3,874,607	32,761
	Mphasis Ltd.	1,171,170	32,727
	Indian Railway Catering & Tourism Corp. Ltd.	4,196,138	32,719
*	FSN E-Commerce Ventures Ltd.	18,490,379	32,396
	Embassy Office Parks REIT	8,508,695	32,284
	State Bank of India GDR	424,304	31,922
	Adani Total Gas Ltd.	3,824,340	30,949
	Voltas Ltd.	3,215,864	30,528
	Crompton Greaves Consumer Electricals Ltd.	8,404,388	30,062
	Mahindra & Mahindra Financial Services Ltd.	8,293,934	30,053
	Kotak Mahindra Bank Ltd.	1,329,766	30,052
	KPIT Technologies Ltd.	2,272,483	29,969
*,1	Bandhan Bank Ltd.	10,984,824	29,864
	Petronet LNG Ltd.	10,466,135	29,757
	Jubilant Foodworks Ltd.	5,083,341	29,617
	Tata Chemicals Ltd.	2,296,147	29,616
	Hindustan Petroleum Corp. Ltd.	8,578,006	29,450
	Fortis Healthcare Ltd.	6,862,406	28,899
*,1	Macrotech Developers Ltd.	3,091,920	28,586
	IIFL Finance Ltd.	3,949,162	28,394
	Berger Paints India Ltd.	3,392,990	28,179
*	Godrej Properties Ltd.	1,328,467	28,142
	ACC Ltd.	1,142,758	28,066
	Bosch Ltd.	121,540	28,057
	Indraprastha Gas Ltd.	4,908,262	27,667
	Dalmia Bharat Ltd.	1,156,036	27,488
	Zydus Lifesciences Ltd.	3,504,886	26,955
	Apollo Tyres Ltd.	5,038,415	26,541
	IDFC Ltd.	18,365,904	26,539
	Deepak Nitrite Ltd.	1,052,197	25,754
*	Suzlon Energy Ltd.	111,145,211	25,647
	Torrent Power Ltd.	3,083,895	25,392
	Navin Fluorine International Ltd.	488,559	25,349
	Dixon Technologies India Ltd.	501,802	25,181
	Muthoot Finance Ltd.	1,510,072	24,814
*	Indus Towers Ltd.	11,734,693	24,575
*	One 97 Communications Ltd.	2,405,295	23,414
	Steel Authority of India Ltd.	20,165,131	23,238
	AIA Engineering Ltd.	550,871	23,187
	Sundram Fasteners Ltd.	1,502,022	23,151
	Carborundum Universal Ltd.	1,567,347	23,102
*	Star Health & Allied Insurance Co. Ltd.	2,978,151	23,063
	Bharat Heavy Electricals Ltd.	18,119,517	22,961

		Shares	Market Value ($000)
	Oberoi Realty Ltd.	1,670,521	22,786
	Jindal Stainless Ltd.	4,627,279	22,593
	LIC Housing Finance Ltd.	4,385,843	22,279
	KEI Industries Ltd.	752,857	22,269
	NMDC Ltd.	15,388,891	21,977
	Schaeffler India Ltd.	573,868	21,804
[1]	Laurus Labs Ltd.	5,064,494	21,685
	Phoenix Mills Ltd.	1,020,990	21,495
	Piramal Enterprises Ltd.	1,744,843	21,483
*	GMR Airports Infrastructure Ltd.	34,230,991	21,477
	Punjab National Bank	28,220,153	21,257
	Patanjali Foods Ltd.	1,307,346	21,165
	Cyient Ltd.	1,184,803	21,154
	Canara Bank	5,022,371	21,061
	SKF India Ltd.	321,216	20,965
	Kajaria Ceramics Ltd.	1,167,662	20,421
	Biocon Ltd.	6,434,796	20,128
	Glenmark Pharmaceuticals Ltd.	2,100,101	20,123
	Ipca Laboratories Ltd.	1,885,754	20,040
	NHPC Ltd.	31,924,657	20,015
	L&T Finance Holdings Ltd.	12,452,237	19,994
	Radico Khaitan Ltd.	1,133,208	19,987
*	Exide Industries Ltd.	6,529,393	19,840
	Coromandel International Ltd.	1,544,657	19,344
	Ramco Cements Ltd.	1,781,229	19,216
	Elgi Equipments Ltd.	2,936,712	19,144
	Atul Ltd.	231,279	19,127
	JSW Energy Ltd.	5,324,920	18,714
	Wipro Ltd. ADR	3,821,939	18,689
	Timken India Ltd.	435,029	18,616
	United Breweries Ltd.	989,713	18,539
*	Grindwell Norton Ltd.	656,544	18,519
	JK Cement Ltd.	458,890	18,278
*	Linde India Ltd.	300,720	18,259
	Bata India Ltd.	862,975	18,227
[1]	L&T Technology Services Ltd.	369,542	18,171
*	PVR Inox Ltd.	949,167	17,982
	Gujarat Fluorochemicals Ltd.	539,344	17,862
	UNO Minda Ltd.	2,378,616	17,230
*,1	RBL Bank Ltd.	6,141,386	17,035
	Motherson Sumi Wiring India Ltd.	23,695,919	16,893
[1]	Syngene International Ltd.	1,736,253	16,823
	Emami Ltd.	2,978,136	16,767
	Sonata Software Ltd.	1,303,538	16,766
	Union Bank of India Ltd.	15,442,120	16,725
	Alkem Laboratories Ltd.	342,763	16,587
	Thermax Ltd.	521,596	16,497
	Gujarat Gas Ltd.	2,800,297	16,446
	Cholamandalam Financial Holdings Ltd.	1,366,734	16,205
	Blue Star Ltd.	1,696,682	16,184
	Honeywell Automation India Ltd.	30,649	16,035
	Redington Ltd.	7,152,441	15,711
*	Aditya Birla Capital Ltd.	6,577,605	15,677
	Oil India Ltd.	4,557,681	15,294
	Aarti Industries Ltd.	2,667,719	15,178
	Oracle Financial Services Software Ltd.	319,663	15,117
	National Aluminium Co. Ltd.	12,755,446	14,812
*	Aditya Birla Fashion & Retail Ltd.	5,362,553	14,561

		Shares	Market Value ($000)
	Solar Industries India Ltd.	310,268	14,354
	JB Chemicals & Pharmaceuticals Ltd.	471,215	14,338
	Computer Age Management Services Ltd.	498,118	14,291
	Escorts Kubota Ltd.	454,370	14,045
[1]	Dr Lal PathLabs Ltd.	490,841	13,899
	3M India Ltd.	39,449	13,878
	Poonawalla Fincorp Ltd.	2,906,649	13,873
	Lakshmi Machine Works Ltd.	80,394	13,802
*,1	Aster DM Healthcare Ltd.	3,623,467	13,770
	Gujarat State Petronet Ltd.	3,904,565	13,705
	Great Eastern Shipping Co. Ltd.	1,409,777	13,547
	Amara Raja Batteries Ltd.	1,749,645	13,511
	NCC Ltd.	6,902,973	13,336
	360 ONE WAM Ltd.	2,087,752	13,252
	Finolex Cables Ltd.	1,025,587	13,209
	Ratnamani Metals & Tubes Ltd.	398,054	12,953
	Vedant Fashions Ltd.	832,102	12,827
	Hindustan Zinc Ltd.	3,253,777	12,745
	Manappuram Finance Ltd.	7,515,110	12,724
	KEC International Ltd.	1,648,453	12,713
	Castrol India Ltd.	7,157,643	12,605
	Natco Pharma Ltd.	1,232,612	12,492
	Narayana Hrudayalaya Ltd.	1,012,129	12,441
*	Devyani International Ltd.	5,280,929	12,415
	Brigade Enterprises Ltd.	1,721,088	12,393
	Angel One Ltd.	655,635	12,300
	Rajesh Exports Ltd.	1,897,317	11,972
	Can Fin Homes Ltd.	1,301,998	11,902
[1]	Indian Railway Finance Corp. Ltd.	25,292,550	11,752
	Indian Bank	2,766,485	11,682
	Tanla Platforms Ltd.	799,380	11,656
	Relaxo Footwears Ltd.	1,006,743	11,594
	Kansai Nerolac Paints Ltd.	2,833,873	11,562
	Raymond Ltd.	499,546	11,522
*	Vodafone Idea Ltd.	113,345,822	11,449
	UTI Asset Management Co. Ltd.	1,155,713	11,284
	Birlasoft Ltd.	2,161,730	11,252
	Sanofi India Ltd.	130,906	11,169
	Central Depository Services India Ltd.	737,062	11,046
*	EIH Ltd.	4,265,232	11,010
	Pfizer Ltd.	226,445	10,997
*	Adani Wilmar Ltd.	2,190,530	10,973
	Prestige Estates Projects Ltd.	1,530,339	10,964
	CRISIL Ltd.	230,082	10,962
	Mahanagar Gas Ltd.	804,150	10,942
*	Kalyan Jewellers India Ltd.	5,052,150	10,737
	Bank of India	10,138,535	10,537
	Ajanta Pharma Ltd.	509,162	10,515
	Intellect Design Arena Ltd.	1,267,012	10,409
*	CreditAccess Grameen Ltd.	581,210	10,298
	IRB Infrastructure Developers Ltd.	31,820,110	10,251
	GlaxoSmithKline Pharmaceuticals Ltd.	600,827	10,202
*	Aavas Financiers Ltd.	533,116	10,042
*	Westlife Foodworld Ltd.	881,235	10,037
	CIE Automotive India Ltd.	1,610,299	9,992
	Zensar Technologies Ltd.	1,624,365	9,838
	Finolex Industries Ltd.	3,996,396	9,711
	Bayer CropScience Ltd.	179,062	9,688

		Shares	Market Value ($000)
	Asahi India Glass Ltd.	1,381,904	9,647
*,1	PNB Housing Finance Ltd.	1,238,768	9,571
	Hatsun Agro Product Ltd.	753,208	9,478
	Century Textiles & Industries Ltd.	720,405	9,443
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,300,928	9,391
[1]	Endurance Technologies Ltd.	455,977	9,387
*	BSE Ltd.	938,651	9,248
	Ceat Ltd.	305,539	9,190
[1]	Indian Energy Exchange Ltd.	6,134,434	9,157
	Happiest Minds Technologies Ltd.	803,106	9,045
[1]	Equitas Small Finance Bank Ltd.	7,837,700	9,044
	Praj Industries Ltd.	1,733,505	9,025
	Sun TV Network Ltd.	1,367,335	9,010
	Bajaj Electricals Ltd.	584,646	8,976
	KPR Mill Ltd.	1,151,870	8,972
*,1	Tejas Networks Ltd.	892,259	8,900
	Aptus Value Housing Finance India Ltd.	2,542,551	8,760
[1]	IndiaMart InterMesh Ltd.	229,648	8,697
*	Reliance Infrastructure Ltd.	3,773,587	8,678
[1]	Nippon Life India Asset Management Ltd.	2,247,447	8,647
	Triveni Turbine Ltd.	1,774,009	8,637
	Suven Pharmaceuticals Ltd.	1,433,717	8,632
	CESC Ltd.	9,009,520	8,586
	Aegis Logistics Ltd.	1,840,885	8,558
*,1	Lemon Tree Hotels Ltd.	7,595,704	8,552
*	Indiabulls Housing Finance Ltd.	4,850,103	8,488
*	Karur Vysya Bank Ltd.	5,602,482	8,457
	EID Parry India Ltd.	1,389,926	8,390
	HFCL Ltd.	10,797,582	8,389
	City Union Bank Ltd.	5,142,510	8,337
	Balrampur Chini Mills Ltd.	1,678,182	8,234
	Vinati Organics Ltd.	369,073	8,220
*,1	Krishna Institute of Medical Sciences Ltd.	352,859	8,210
	India Cements Ltd.	3,062,225	8,182
	Chambal Fertilisers & Chemicals Ltd.	2,420,458	8,164
	Poly Medicure Ltd.	542,344	8,158
*	Amber Enterprises India Ltd.	268,335	7,948
*	Global Health Ltd.	922,225	7,936
*	Whirlpool of India Ltd.	443,497	7,870
*	Affle India Ltd.	588,985	7,704
	Sumitomo Chemical India Ltd.	1,518,582	7,628
*	Piramal Pharma Ltd.	5,999,582	7,610
	Mahindra Lifespace Developers Ltd.	1,180,355	7,433
*	Granules India Ltd.	1,886,754	7,422
*	V-Guard Industries Ltd.	2,130,172	7,348
	VIP Industries Ltd.	993,027	7,249
	Welspun Corp. Ltd.	1,847,989	7,246
	Multi Commodity Exchange of India Ltd.	357,880	7,240
*	Medplus Health Services Ltd.	614,964	7,177
*	Reliance Power Ltd.	35,672,087	7,148
[1]	ICICI Securities Ltd.	922,560	7,130
	DCM Shriram Ltd.	691,720	7,050
*	Vardhman Textiles Ltd.	1,556,324	7,016
	Bharat Dynamics Ltd.	467,804	6,992
	Firstsource Solutions Ltd.	3,955,143	6,958
*	Tata Teleservices Maharashtra Ltd.	6,959,036	6,699
	Trident Ltd.	17,079,476	6,696
	CCL Products India Ltd.	890,431	6,658

		Shares	Market Value ($000)
	PNC Infratech Ltd.	1,580,037	6,653
	Blue Dart Express Ltd.	80,938	6,625
	Century Plyboards India Ltd.	825,497	6,619
*	Godrej Industries Ltd.	1,137,796	6,603
	Engineers India Ltd.	3,412,427	6,588
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	994,466	6,588
	Jindal Saw Ltd.	1,667,510	6,585
	eClerx Services Ltd.	313,971	6,569
[1]	Brookfield India Real Estate Trust	2,043,851	6,568
*	Nuvoco Vistas Corp. Ltd.	1,437,355	6,513
	Mastek Ltd.	263,321	6,493
[1]	Mindspace Business Parks REIT	1,720,215	6,474
	GHCL Ltd.	994,360	6,428
	Route Mobile Ltd.	350,582	6,403
	Kalpataru Projects International Ltd.	825,250	6,374
	JK Lakshmi Cement Ltd.	849,264	6,297
*	Hitachi Energy India Ltd.	128,071	6,144
*	Shree Renuka Sugars Ltd.	10,923,284	6,105
	Motilal Oswal Financial Services Ltd.	589,683	6,021
	Alembic Pharmaceuticals Ltd.	637,088	6,000
	KRBL Ltd.	1,253,211	5,939
[1]	Metropolis Healthcare Ltd.	349,798	5,836
	Rain Industries Ltd.	2,812,530	5,835
	Gujarat State Fertilizers & Chemicals Ltd.	2,900,820	5,811
	Welspun India Ltd.	4,345,276	5,796
	KNR Constructions Ltd.	1,919,123	5,780
	Fine Organic Industries Ltd.	105,264	5,780
	Gujarat Pipavav Port Ltd.	3,786,523	5,755
	EPL Ltd.	2,059,740	5,703
	Balaji Amines Ltd.	210,887	5,620
	TTK Prestige Ltd.	581,279	5,576
	Karnataka Bank Ltd.	2,159,488	5,476
*	Indiabulls Real Estate Ltd.	6,496,448	5,475
	GMM Pfaudler Ltd.	303,420	5,446
	Birla Corp. Ltd.	363,833	5,440
	Alkyl Amines Chemicals	181,607	5,406
*	Sheela Foam Ltd.	365,952	5,406
	Jubilant Ingrevia Ltd.	1,066,305	5,384
	BASF India Ltd.	158,969	5,300
	Zydus Wellnes Ltd.	296,101	5,293
	Saregama India Ltd.	1,096,302	5,269
	Procter & Gamble Health Ltd.	80,420	5,256
	Akzo Nobel India Ltd.	152,844	5,162
	Orient Electric Ltd.	1,819,996	5,113
	Craftsman Automation Ltd.	89,551	5,072
	Clean Science & Technology Ltd.	317,658	5,029
	Graphite India Ltd.	942,482	4,968
	Jubilant Pharmova Ltd. Class A	1,071,585	4,923
*	Chemplast Sanmar Ltd.	909,011	4,916
	IDBI Bank Ltd.	6,944,513	4,899
[1]	Quess Corp. Ltd.	926,801	4,837
	Sobha Ltd.	637,368	4,810
	Sterlite Technologies Ltd.	2,576,629	4,712
[1]	Godrej Agrovet Ltd.	795,354	4,702
	JM Financial Ltd.	4,955,348	4,697
	NBCC India Ltd.	8,335,179	4,683
*	Strides Pharma Science Ltd.	814,234	4,676
[1]	New India Assurance Co. Ltd.	3,069,765	4,646

		Shares	Market Value ($000)
	HEG Ltd.	210,458	4,619
*,3	NIIT Learning Systems Ltd.	1,211,073	4,612
*	Restaurant Brands Asia Ltd.	3,206,074	4,609
	PTC India Ltd.	3,182,766	4,566
	Cera Sanitaryware Ltd.	49,327	4,544
	Bombay Burmah Trading Co.	330,138	4,543
	Bharti Airtel Ltd.	732,027	4,385
*	Jaiprakash Power Ventures Ltd.	58,732,934	4,363
	Edelweiss Financial Services Ltd.	7,417,210	4,308
	Brightcom Group Ltd.	13,995,051	4,273
	Rhi Magnesita India Ltd.	536,365	4,206
	Gateway Distriparks Ltd.	4,393,559	4,182
*	Sapphire Foods India Ltd.	247,728	4,140
	Vaibhav Global Ltd.	978,363	4,113
	AstraZeneca Pharma India Ltd.	86,982	4,087
	V-Mart Retail Ltd.	144,652	4,011
	JK Paper Ltd.	989,306	3,979
	Rallis India Ltd.	1,467,012	3,906
*	TeamLease Services Ltd.	135,587	3,889
*	Infibeam Avenues Ltd.	20,670,948	3,837
*	Borosil Renewables Ltd.	589,501	3,606
	Avanti Feeds Ltd.	718,009	3,562
	Galaxy Surfactants Ltd.	106,109	3,508
*	South Indian Bank Ltd.	14,249,877	3,394
	NOCIL Ltd.	1,246,280	3,350
*	Campus Activewear Ltd.	903,976	3,323
	DCB Bank Ltd.	2,196,202	3,274
*,1	General Insurance Corp. of India	1,298,747	3,247
*	Bajaj Consumer Care Ltd.	1,222,767	3,221
	Garware Technical Fibres Ltd.	81,141	3,131
*	Alok Industries Ltd.	17,303,475	3,073
*	TV18 Broadcast Ltd.	6,183,849	3,047
	Care Ratings Ltd.	324,331	2,889
	Polyplex Corp. Ltd.	191,080	2,847
*,3	Nuvama Wealth Management Ltd.	82,413	2,841
	ZF Commercial Vehicle Control Systems India Ltd.	17,911	2,823
*	Mangalore Refinery & Petrochemicals Ltd.	2,789,185	2,819
	Allcargo Logistics Ltd.	712,760	2,709
*	Hindustan Construction Co. Ltd.	11,466,715	2,708
	Kaveri Seed Co. Ltd.	354,789	2,515
*	Sun Pharma Advanced Research Co. Ltd.	836,177	2,445
*	Just Dial Ltd.	260,331	2,442
	Symphony Ltd.	223,717	2,365
*	Dhani Services Ltd.	4,913,544	2,251
*	IFCI Ltd.	11,789,491	1,902
[1]	Dilip Buildcon Ltd.	520,988	1,689
*	Wockhardt Ltd.	559,562	1,625
	Vakrangee Ltd.	8,100,992	1,554
*	NIIT Ltd.	1,211,073	1,222
[1]	IRB InvIT Fund	996,288	867
*,3	TransIndia Realty & Logistics Parks Ltd.	517,368	539
*,3	Saregama India Ltd.	219,261	359
*,3	VL E-Governance & IT Solutions Ltd.	810,099	222
*,3	Allcargo Logistics Ltd. (Registered)	517,368	—
			18,346,864
Indonesia (2.2%)
	Bank Central Asia Tbk. PT	763,333,550	462,299
	Bank Rakyat Indonesia Persero Tbk. PT	967,032,160	362,061

		Shares	Market Value ($000)
	Bank Mandiri Persero Tbk. PT	609,770,650	231,802
	Telkom Indonesia Persero Tbk. PT	638,928,852	157,417
	Astra International Tbk. PT	279,719,781	127,117
*	GoTo Gojek Tokopedia Tbk. PT Class A	10,118,821,000	75,959
	Bank Negara Indonesia Persero Tbk. PT	102,820,576	60,531
*	Merdeka Copper Gold Tbk. PT	254,550,900	59,313
	Sumber Alfaria Trijaya Tbk. PT	258,525,000	46,291
	United Tractors Tbk. PT	20,488,527	37,430
*	Charoen Pokphand Indonesia Tbk. PT	101,482,123	34,812
	Kalbe Farma Tbk. PT	255,862,684	32,498
	Indofood Sukses Makmur Tbk. PT	61,780,208	30,014
	Adaro Energy Indonesia Tbk. PT	171,052,579	27,363
	Indofood CBP Sukses Makmur Tbk. PT	31,769,447	23,607
	Indah Kiat Pulp & Paper Tbk. PT	36,427,768	22,113
	Semen Indonesia Persero Tbk. PT	46,221,707	21,388
	Unilever Indonesia Tbk. PT	79,430,055	20,276
	Sarana Menara Nusantara Tbk. PT	267,155,700	17,980
	Barito Pacific Tbk. PT	348,515,403	17,909
	Elang Mahkota Teknologi Tbk. PT	394,529,100	17,021
	Aneka Tambang Tbk.	118,708,010	15,647
	Indosat Tbk. PT	25,540,400	15,580
	Mitra Keluarga Karyasehat Tbk. PT	79,304,900	15,315
	Indocement Tunggal Prakarsa Tbk. PT	20,344,701	14,067
	Perusahaan Gas Negara Tbk. PT	150,864,679	13,659
	Mitra Adiperkasa Tbk. PT	103,222,426	13,558
	Medikaloka Hermina Tbk. PT	131,562,900	13,036
	Vale Indonesia Tbk. PT	28,556,647	13,032
	Gudang Garam Tbk. PT	6,423,430	11,890
	Dayamitra Telekomunikasi PT	252,590,200	10,974
	Pakuwon Jati Tbk. PT	334,599,367	10,660
	Bukit Asam Tbk. PT	57,115,044	10,503
	AKR Corporindo Tbk. PT	113,939,925	10,472
*	Bumi Serpong Damai Tbk. PT	130,720,701	10,276
	Indo Tambangraya Megah Tbk. PT	5,564,680	10,043
	BFI Finance Indonesia Tbk. PT	111,835,300	9,793
	Medco Energi Internasional Tbk. PT	128,848,342	9,678
	XL Axiata Tbk. PT	62,944,808	9,476
	Ciputra Development Tbk. PT	126,478,550	9,353
	Avia Avian Tbk. PT	217,876,000	8,962
	Japfa Comfeed Indonesia Tbk. PT	98,277,100	8,702
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,697,400	7,923
	Summarecon Agung Tbk. PT	179,821,808	7,874
	Mayora Indah Tbk. PT	48,853,900	7,837
	Jasa Marga Persero Tbk. PT	30,445,604	7,812
	Hanjaya Mandala Sampoerna Tbk. PT	123,349,574	7,452
*	Bank Bukopin Tbk. PT	1,049,160,910	7,235
	Tower Bersama Infrastructure Tbk. PT	55,338,288	7,083
	Bank Tabungan Negara Persero Tbk. PT	66,560,556	5,807
	Matahari Department Store Tbk. PT	27,357,267	5,481
*	Smartfren Telecom Tbk. PT	1,409,774,200	5,330
*	MNC Digital Entertainment Tbk. PT	20,143,800	5,049
	Bank Syariah Indonesia Tbk. PT	44,878,690	4,926
	Ace Hardware Indonesia Tbk. PT	99,097,756	4,734
	Surya Esa Perkasa Tbk. PT	117,508,745	4,599
*	Bank Pan Indonesia Tbk. PT	53,639,700	4,553
	Bank BTPN Syariah Tbk. PT	31,867,700	4,506
*	Panin Financial Tbk. PT	219,355,231	4,454
*	Bank Neo Commerce Tbk. PT	124,272,905	3,743

		Shares	Market Value ($000)
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,416
	Media Nusantara Citra Tbk. PT	72,254,124	3,019
	Surya Citra Media Tbk. PT	282,636,255	2,924
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	36,030,941	2,843
*	Lippo Karawaci Tbk. PT	429,906,288	2,823
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,595
	Astra Agro Lestari Tbk. PT	4,963,013	2,493
*	Global Mediacom Tbk. PT	106,920,903	2,426
	Timah Tbk. PT	35,634,874	2,223
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	51,737,200	2,196
*	Alam Sutera Realty Tbk. PT	164,634,154	1,998
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,812
*	Adhi Karya Persero Tbk. PT	49,639,284	1,567
*	Bank Raya Indonesia Tbk. PT	60,119,893	1,539
	Ramayana Lestari Sentosa Tbk. PT	39,045,066	1,489
*	PP Persero Tbk. PT	32,052,095	1,286
*	Wijaya Karya Persero Tbk. PT	41,029,470	1,192
*	Bumi Resources Tbk. PT	97,786,700	830
*	Krakatau Steel Persero Tbk. PT	50,416,846	729
*	Bumi Resources Minerals Tbk. PT	59,810,700	679
*	Bukalapak.com PT Tbk.	32,847,500	471
*,3	Sigmagold Inti Perkasa Tbk. PT	14,934,100	50
*,3	Trada Alam Minera Tbk. PT	487,603,966	—
			2,276,875
Kuwait (0.9%)
	National Bank of Kuwait SAKP	103,548,460	324,272
	Kuwait Finance House KSCP	124,987,657	321,092
	Mobile Telecommunications Co. KSCP	26,758,991	45,382
*	Agility Public Warehousing Co. KSC	21,225,279	43,527
	Boubyan Bank KSCP	17,293,324	34,900
	Mabanee Co. KPSC	9,207,752	26,470
	Gulf Bank KSCP	26,545,708	22,816
	National Industries Group Holding SAK	24,964,153	18,863
	Humansoft Holding Co. KSC	1,347,402	15,792
	Boubyan Petrochemicals Co. KSCP	5,549,961	13,350
*	Kuwait Projects Co. Holding KSCP	27,454,498	11,619
	Warba Bank KSCP	13,980,858	9,605
	Burgan Bank SAK	13,101,573	8,871
	Boursa Kuwait Securities Co. KPSC	1,377,051	8,541
	Kuwait Telecommunications Co.	4,108,883	7,826
	Salhia Real Estate Co. KSCP	4,385,130	6,779
	Kuwait International Bank KSCP	11,871,669	6,453
	Jazeera Airways Co. KSCP	851,068	5,540
*	National Real Estate Co. KPSC	11,901,249	3,499
*	Alimtiaz Investment Group KSC	13,047,976	3,016
	Integrated Holding Co. KCSC	2,276,334	3,003
			941,216
Malaysia (1.8%)
	Malayan Banking Bhd.	100,904,872	201,882
	Public Bank Bhd.	198,345,890	183,472
	CIMB Group Holdings Bhd.	106,229,108	130,858
	Tenaga Nasional Bhd.	45,000,951	95,828
	Petronas Chemicals Group Bhd.	39,708,612	61,255
	Press Metal Aluminium Holdings Bhd.	49,364,140	55,200
	IHH Healthcare Bhd.	40,000,735	52,831
	Celcomdigi Bhd.	53,760,033	52,702
	Sime Darby Plantation Bhd.	50,212,379	50,758

		Shares	Market Value ($000)
	MISC Bhd.	24,444,396	38,973
	Hong Leong Bank Bhd.	8,939,472	38,839
	Axiata Group Bhd.	62,740,249	37,158
	Kuala Lumpur Kepong Bhd.	7,050,257	36,466
	IOI Corp. Bhd.	38,868,090	35,960
	PPB Group Bhd.	9,441,060	34,951
	Gamuda Bhd.	32,643,617	31,127
	Genting Bhd.	32,050,624	30,644
	Petronas Gas Bhd.	7,851,463	29,747
	Dialog Group Bhd.	57,432,560	29,317
	RHB Bank Bhd.	23,204,300	29,295
	AMMB Holdings Bhd.	30,260,845	25,913
	Inari Amertron Bhd.	38,447,300	25,757
	Nestle Malaysia Bhd.	866,557	25,743
	Maxis Bhd.	28,026,060	25,114
	Sime Darby Bhd.	49,936,136	24,166
	Genting Malaysia Bhd.	39,652,137	22,872
	Malaysia Airports Holdings Bhd.	13,704,434	20,972
	QL Resources Bhd.	15,724,630	19,119
	Petronas Dagangan Bhd.	3,654,907	18,615
	Telekom Malaysia Bhd.	16,168,378	18,255
	YTL Corp. Bhd.	65,016,350	16,870
	TIME dotCom Bhd.	14,131,980	16,827
*	Top Glove Corp. Bhd.	73,619,090	15,029
	IJM Corp. Bhd.	43,174,734	14,653
	Yinson Holdings Bhd.	24,586,640	13,905
	Hong Leong Financial Group Bhd.	3,213,341	13,047
	Bursa Malaysia Bhd.	8,437,100	12,557
	Alliance Bank Malaysia Bhd.	15,895,017	12,445
	My EG Services Bhd.	72,106,400	12,244
	Hartalega Holdings Bhd.	23,813,710	11,628
	Fraser & Neave Holdings Bhd.	1,954,500	10,837
	Frontken Corp. Bhd.	14,589,650	10,494
	Pentamaster Corp. Bhd.	8,857,550	10,306
[1]	MR DIY Group M Bhd.	30,786,750	10,039
	ViTrox Corp. Bhd.	5,575,608	9,712
	D&O Green Technologies Bhd.	10,739,000	9,369
	Sunway REIT	27,517,100	9,218
	KPJ Healthcare Bhd.	34,016,700	8,683
	Westports Holdings Bhd.	10,105,401	7,850
	Malaysian Pacific Industries Bhd.	1,189,600	7,732
*	Chin Hin Group Bhd.	7,654,100	7,332
	Genting Plantations Bhd.	5,362,900	7,267
	Axis REIT	17,629,900	7,117
	VS Industry Bhd.	35,667,000	7,082
	Mega First Corp. Bhd.	9,189,800	6,744
*	Bumi Armada Bhd.	57,506,428	6,639
	Scientex Bhd.	7,935,900	6,268
*	PMB Technology Bhd.	7,027,330	6,156
	Kossan Rubber Industries Bhd.	18,289,400	5,801
	Malaysia Building Society Bhd.	32,367,600	5,597
*	Greatech Technology Bhd.	5,370,700	5,482
	Bermaz Auto Bhd.	11,061,300	5,031
	CTOS Digital Bhd.	16,160,300	5,018
	United Plantations Bhd.	1,311,400	4,646
	UMW Holdings Bhd.	4,852,672	4,447
	Supermax Corp. Bhd.	23,402,429	4,387
	Padini Holdings Bhd.	4,938,237	4,360

		Shares	Market Value ($000)
	British American Tobacco Malaysia Bhd.	1,933,234	4,339
	DRB-Hicom Bhd.	12,096,400	3,971
	Hibiscus Petroleum Bhd.	18,961,300	3,919
	Syarikat Takaful Malaysia Keluarga Bhd.	4,720,000	3,644
	Sports Toto Bhd.	11,014,471	3,569
*	Dagang NeXchange Bhd.	33,405,600	3,520
	UWC Bhd.	4,561,700	3,402
*	Berjaya Corp. Bhd.	46,389,396	3,035
	Astro Malaysia Holdings Bhd.	22,582,973	2,680
	FGV Holdings Bhd.	8,148,300	2,585
*	Velesto Energy Bhd.	50,233,127	2,567
	Malaysian Resources Corp. Bhd.	29,404,100	2,479
	SP Setia Bhd. Group	17,561,845	2,454
[1]	Lotte Chemical Titan Holding Bhd.	7,770,147	1,967
	UEM Sunrise Bhd.	17,439,200	1,858
	Cahya Mata Sarawak Bhd.	7,274,600	1,711
	WCT Holdings Bhd.	11,980,664	1,196
*	Hong Seng Consolidated Bhd.	40,371,800	581
*	Sunway Bhd. Warrants Exp. 10/3/24	3,473,743	297
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	20,487,189	114
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	3,624,441	60
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	4,443,960	5
			1,866,561
Mexico (3.0%)
	America Movil SAB de CV Class B	389,183,256	407,893
	Grupo Financiero Banorte SAB de CV	39,764,840	376,893
	Wal-Mart de Mexico SAB de CV	71,044,937	295,762
	Fomento Economico Mexicano SAB de CV	25,108,010	284,562
	Grupo Mexico SAB de CV Class B	43,503,833	226,132
	Grupo Bimbo SAB de CV Class A	30,519,042	158,218
*	Cemex SAB de CV	207,994,654	157,999
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,173,861	98,580
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,796,251	79,093
*	Grupo Financiero Inbursa SAB de CV	27,527,461	66,825
	Grupo Elektra SAB de CV	830,493	62,802
	Arca Continental SAB de CV	6,088,215	60,995
	Coca-Cola Femsa SAB de CV	7,214,904	60,908
	Fibra Uno Administracion SA de CV	39,549,302	59,424
	Grupo Carso SAB de CV	6,284,142	49,969
	Gruma SAB de CV Class B	2,691,432	48,280
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,854,468	43,459
	Corp. Inmobiliaria Vesta SAB de CV	10,596,612	38,444
	Grupo Comercial Chedraui SA de CV	6,347,271	37,170
	Grupo Televisa SAB	32,919,895	34,837
	Promotora y Operadora de Infraestructura SAB de CV	3,075,849	31,862
	Orbia Advance Corp. SAB de CV	13,443,675	30,500
	Alfa SAB de CV Class A	49,493,856	30,355
[1]	Banco del Bajio SA	9,821,318	29,942
	Prologis Property Mexico SA de CV	7,585,964	28,101
	Kimberly-Clark de Mexico SAB de CV Class A	11,338,262	26,624
	Regional SAB de CV	3,291,308	25,641
*	Alsea SAB de CV	7,208,217	25,015
*	Industrias Penoles SAB de CV	1,715,522	24,530
	TF Administradora Industrial S de RL de CV	10,953,221	22,273
	GCC SAB de CV	2,258,107	21,938
	Becle SAB de CV	7,533,518	19,719
[1]	FIBRA Macquarie Mexico	10,037,651	19,476
	Gentera SAB de CV	13,879,544	18,003

		Shares	Market Value ($000)
	Operadora De Sites Mexicanos SAB de CV	17,129,767	17,360
	Qualitas Controladora SAB de CV	2,343,852	17,249
	El Puerto de Liverpool SAB de CV	2,644,746	16,578
	La Comer SAB de CV	6,642,467	16,514
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	13,059,677	15,708
	Bolsa Mexicana de Valores SAB de CV	6,660,275	14,120
*,1	Grupo Traxion SAB de CV	5,180,034	11,103
*	Sitios Latinoamerica SAB de CV	24,165,988	10,838
	Megacable Holdings SAB de CV	4,139,286	10,503
	Genomma Lab Internacional SAB de CV Class B	10,668,368	9,563
*,1	Nemak SAB de CV	29,311,162	7,037
	Alpek SAB de CV Class A	5,055,420	5,235
	Concentradora Fibra Danhos SA de CV	3,159,946	4,142
	Grupo Rotoplas SAB de CV	2,519,630	4,051
*	Controladora AXTEL SAB de CV	49,085,356	586
*,3	Empresas ICA SAB de CV	104,678	9
			3,162,820
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,725,035	5,592
	Hub Power Co. Ltd.	14,191,423	4,243
	Engro Corp. Ltd.	4,434,856	3,927
	MCB Bank Ltd.	7,081,977	3,641
	Fauji Fertilizer Co. Ltd.	8,590,184	3,015
	Habib Bank Ltd.	8,472,177	2,875
	Pakistan Oilfields Ltd.	1,858,965	2,869
	Oil & Gas Development Co. Ltd.	7,272,815	2,499
*	TRG Pakistan	6,408,908	2,351
	United Bank Ltd.	4,180,361	2,213
	Engro Fertilizers Ltd.	7,544,967	2,159
	Pakistan State Oil Co. Ltd.	4,463,131	2,139
	Pakistan Petroleum Ltd.	7,561,643	2,046
	Millat Tractors Ltd.	1,333,047	1,837
	Systems Ltd.	356,273	552
	DG Khan Cement Co. Ltd.	1,428,647	277
*	Searle Co. Ltd.	1,063,065	173
*	National Bank of Pakistan	1,466,200	127
			42,535
Philippines (0.8%)
	SM Prime Holdings Inc.	148,439,178	90,318
	BDO Unibank Inc.	32,797,182	86,734
	International Container Terminal Services Inc.	15,295,001	60,446
	Ayala Land Inc.	103,408,627	51,638
	Bank of the Philippine Islands	24,657,831	51,415
	Ayala Corp.	4,178,760	46,837
	JG Summit Holdings Inc.	42,031,268	32,979
	PLDT Inc.	1,275,564	30,439
	Metropolitan Bank & Trust Co.	25,730,085	28,127
	Jollibee Foods Corp.	5,959,659	27,681
	Universal Robina Corp.	12,267,241	27,433
	Manila Electric Co.	3,717,103	24,110
	Globe Telecom Inc.	450,489	15,754
	Emperador Inc.	38,706,900	14,756
[1]	Monde Nissin Corp.	98,508,800	14,674
	Aboitiz Power Corp.	21,745,229	14,281
	Metro Pacific Investments Corp.	159,559,379	14,149
	GT Capital Holdings Inc.	1,400,062	13,900
	Alliance Global Group Inc.	51,986,967	11,777

		Shares	Market Value ($000)
*	Bloomberry Resorts Corp.	47,719,249	10,304
	Security Bank Corp.	6,503,514	9,835
	San Miguel Corp.	4,914,350	9,741
	DMCI Holdings Inc.	54,780,197	9,582
*	ACEN Corp.	98,761,984	9,388
	Semirara Mining & Power Corp. Class A	16,706,428	8,778
	Robinsons Retail Holdings Inc.	8,504,261	8,449
	Wilcon Depot Inc.	19,890,400	8,278
	Robinsons Land Corp.	28,157,907	7,695
	Puregold Price Club Inc.	14,180,392	7,489
	Century Pacific Food Inc.	14,272,587	6,764
	LT Group Inc.	36,723,850	6,421
	Megaworld Corp.	166,171,303	6,206
*	Converge Information & Communications Technology Solutions Inc.	32,184,200	5,922
	Manila Water Co. Inc.	16,010,028	5,569
	AREIT Inc.	8,285,000	5,009
	D&L Industries Inc.	37,751,890	4,969
	RL Commercial REIT Inc.	50,343,400	4,858
	First Gen Corp.	4,977,785	1,840
*	Cebu Air Inc.	2,618,253	1,789
	Filinvest Land Inc.	23,021,308	289
	Vista Land & Lifescapes Inc.	7,163,289	205
			796,828
Poland (0.0%)
*	Grupa Kety SA	16,073	2,780
*,3	CAPITEA SA	245,053	230
			3,010
Qatar (0.9%)
	Qatar National Bank QPSC	61,283,128	285,898
	Qatar Islamic Bank SAQ	24,767,910	143,927
	Industries Qatar QSC	21,806,862	79,865
	Commercial Bank PSQC	46,351,157	79,619
	Masraf Al Rayan QSC	85,535,901	58,989
	Qatar International Islamic Bank QSC	16,028,142	45,702
	Qatar Gas Transport Co. Ltd.	38,392,543	44,456
	Qatar Fuel QSC	8,101,842	37,395
	Ooredoo QPSC	11,439,439	35,928
	Mesaieed Petrochemical Holding Co.	60,739,452	32,570
	Qatar Electricity & Water Co. QSC	6,307,808	31,426
	Barwa Real Estate Co.	28,469,964	21,975
	Qatar Navigation QSC	7,414,921	21,386
	Doha Bank QPSC	32,015,626	15,213
	Qatar Aluminum Manufacturing Co.	33,664,465	12,498
	Vodafone Qatar QSC	22,209,075	11,822
	United Development Co. QSC	24,774,497	8,301
	Gulf International Services QSC	13,395,246	7,621
*	Ezdan Holding Group QSC	21,879,021	6,855
	Al Meera Consumer Goods Co. QSC	1,427,153	5,610
	Medicare Group	2,830,458	4,900
	Dukhan Bank	1,027,350	1,167
			993,123
Romania (0.1%)
*	Banca Transilvania SA	8,939,126	41,026
	OMV Petrom SA	224,271,307	26,987
*	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	1,077,823	26,949
	Societatea Nationala Nuclearelectrica SA	714,504	7,170

		Shares	Market Value ($000)
*	MED Life SA	1,065,273	4,556
	One United Properties SA	21,554,697	4,476
*	Teraplast SA	14,845,960	1,660
			112,824
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Mobile TeleSystems PJSC ADR	6,274,359	—
*,3	Surgutneftegas PJSC ADR	3,138,417	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Novolipetsk Steel PJSC GDR	1,169,516	—
*,3	Unipro PJSC	184,755,198	—
*,3	Severstal PAO GDR	206,805	—
*,3	Magnit PJSC GDR	3	—
*,3	PhosAgro PJSC	501,846	—
*,3	Mechel PJSC Preference Shares	899,940	—
*,3	OGK-2 PJSC	302,841,880	—
*,3	Polyus PJSC	126,939	—
*,3	Raspadskaya OJSC	910,080	—
*,3	TGC-1 PJSC	10,414,590,345	—
*,3	RusHydro PJSC	1,589,805,418	—
*,3	Aeroflot PJSC	13,873,019	—
*,3	Rostelecom PJSC	12,224,708	—
*,3	Mechel PJSC	3,089,565	—
*,3	Tatneft PJSC	10,830,010	—
*,3	Rosseti Lenenergo PJSC Preference Shares	1,406,706	—
*,3	Novolipetsk Steel PJSC	4,708,197	—
*,3	Magnit PJSC	1,043,301	—
*,3	Novatek PJSC	14,969,087	—
*,3	Gazprom PJSC	147,246,629	—
*,3	Mosenergo PJSC	120,668,554	—
*,3	Transneft PJSC Preference Shares	21,565	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	5,585,993,960	—
*,3	LUKOIL PJSC	5,378,966	—
*,3	M.Video PJSC	630,702	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	Tatneft PJSC Preference Shares	855,515	—
*,3	VTB Bank PJSC	68,488,233,072	—
*,3	MMC Norilsk Nickel PJSC	452,853	—
*,3	Inter RAO UES PJSC	504,248,670	—
*,3	EL5-ENERO PJSC	126,293,000	—
*,3	Bashneft PJSC Preference Shares	236,470	—
*,3	Sistema PJSFC	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Surgutneftegas PJSC	59,945,249	—
*,3	Surgutneftegas PJSC Preference Shares	116,012,123	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Moscow Exchange MICEX-RTS PJSC	20,861,798	—
*,1,3	Detsky Mir PJSC	8,079,751	—
*,3	MMC Norilsk Nickel PJSC ADR	2,445,739	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Tatneft PJSC ADR	1,881,548	—
*,3	LSR Group PJSC Class A	322,692	—
*,3	United Co. RUSAL International PJSC	36,072,060	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Novorossiysk Commercial Sea Port PJSC	28,049,569	—

		Shares	Market Value ($000)
*,3	Cherkizovo Group PJSC	16,179	—
*,3	Samolet Group	106,994	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,3	IDGC of Centre & Volga Region PJSC	313,271,828	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (4.3%)
	Al Rajhi Bank	27,031,597	537,322
	Saudi National Bank	40,204,955	413,139
[1]	Saudi Arabian Oil Co.	42,472,848	367,041
	Saudi Basic Industries Corp.	12,406,667	283,548
	Saudi Telecom Co.	24,694,410	279,236
*	Saudi Arabian Mining Co.	16,721,641	197,990
	Riyad Bank	20,276,300	171,894
	Alinma Bank	13,537,885	133,478
	Saudi Awwal Bank	13,047,360	132,351
	SABIC Agri-Nutrients Co.	3,218,824	123,713
	Banque Saudi Fransi	8,109,022	92,055
	ACWA Power Co.	1,838,056	90,351
	Dr Sulaiman Al Habib Medical Services Group Co.	1,142,927	88,048
	Bank AlBilad	6,755,592	78,748
	Etihad Etisalat Co.	5,213,293	65,097
	Arab National Bank	9,168,571	65,096
	Saudi Electricity Co.	10,736,115	64,226
	Elm Co.	352,085	63,820
	Almarai Co. JSC	3,351,586	61,548
	Sahara International Petrochemical Co.	4,923,306	49,680
	Yanbu National Petrochemical Co.	3,845,435	46,983
	Bupa Arabia for Cooperative Insurance Co.	1,014,538	46,663
	Mouwasat Medical Services Co.	659,925	44,126
	Savola Group	3,666,275	41,326
	Saudi Tadawul Group Holding Co.	670,332	35,978
	Saudi Industrial Investment Group	5,122,388	34,128
	Arabian Internet & Communications Services Co.	349,642	33,989
	Jarir Marketing Co.	8,176,830	33,788
*	Saudi Kayan Petrochemical Co.	10,261,417	33,525
*	Dar Al Arkan Real Estate Development Co.	7,349,433	33,164
	Saudi Investment Bank	6,773,446	32,315
	Co. for Cooperative Insurance	848,908	32,310
	Bank Al-Jazira	5,562,102	27,242
	Saudi Aramco Base Oil Co.	659,383	26,055
	Nahdi Medical Co.	538,185	24,939
	Dallah Healthcare Co.	523,210	24,600
	Abdullah Al Othaim Markets Co.	6,104,170	24,043
*	Saudi Research & Media Group	450,985	22,509
	Mobile Telecommunications Co. Saudi Arabia	6,100,759	21,825
	Advanced Petrochemical Co.	1,771,579	21,506
	Power & Water Utility Co. for Jubail & Yanbu	1,016,124	20,985
	Saudia Dairy & Foodstuff Co.	213,760	20,211
	Saudi Airlines Catering Co.	558,530	18,461
	Al Hammadi Holding	1,096,350	17,177
*	National Industrialization Co.	4,533,048	17,053
*	Arabian Drilling Co.	349,228	16,434
	Aldrees Petroleum & Transport Services Co.	514,594	16,387
*	Rabigh Refining & Petrochemical Co.	5,839,357	16,196
	Saudi Cement Co.	1,026,886	15,715
*	Seera Group Holding	2,018,751	15,490

		Shares	Market Value ($000)
	Leejam Sports Co. JSC	361,977	14,241
	Arabian Centres Co. Ltd.	2,195,743	13,396
	Yamama Cement Co.	1,380,477	13,229
*	Emaar Economic City	5,239,005	12,572
	Southern Province Cement Co.	941,586	12,393
	Yanbu Cement Co.	1,100,064	11,726
	Astra Industrial Group	491,756	11,654
	United Electronics Co.	534,417	11,611
	Qassim Cement Co.	613,009	11,271
	National Medical Care Co.	305,281	11,053
*	Saudi Ground Services Co.	1,252,922	10,558
	Al-Dawaa Medical Services Co.	383,142	10,384
*	Middle East Healthcare Co.	571,694	9,831
*	National Agriculture Development Co.	701,654	9,343
	National Gas & Industrialization Co.	516,985	9,228
	United International Transportation Co.	476,695	8,784
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	817,122	8,628
	Al Masane Al Kobra Mining Co.	380,966	8,214
	Jadwa REIT Saudi Fund	2,362,392	7,871
	BinDawood Holding Co.	4,047,690	7,398
	Eastern Province Cement Co.	606,544	7,314
	Saudi Chemical Co. Holding	5,817,710	7,212
	Arabian Cement Co.	682,756	7,115
	Arriyadh Development Co.	1,314,380	7,021
*	Saudi Real Estate Co.	1,804,679	6,465
	City Cement Co.	1,000,732	6,080
	Riyadh Cables Group Co.	325,722	5,552
*	Dur Hospitality Co.	644,441	4,796
	Saudi Ceramic Co.	551,809	4,470
	Najran Cement Co.	1,174,558	4,146
*	Saudi Public Transport Co.	847,900	4,011
	Bawan Co.	411,190	3,953
	Northern Region Cement Co.	1,167,898	3,548
	Herfy Food Services Co.	345,985	3,426
*	Methanol Chemicals Co.	449,731	2,936
*	Sinad Holding Co.	844,387	2,848
*	Tabuk Cement Co.	643,569	2,707
*	Zamil Industrial Investment Co.	413,316	2,662
	Arabian Contracting Services Co.	50,468	2,661
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	736,529	2,630
*	Al Jouf Cement Co.	736,779	2,407
	Hail Cement Co.	690,163	2,325
*	Fawaz Abdulaziz Al Hokair & Co.	501,563	2,068
			4,485,242
South Africa (3.5%)
	Naspers Ltd.	2,589,117	508,728
	FirstRand Ltd.	68,675,043	279,361
	Standard Bank Group Ltd.	18,395,960	196,299
	MTN Group Ltd.	24,882,931	194,975
	Gold Fields Ltd.	12,152,008	188,468
	AngloGold Ashanti Ltd.	5,793,092	128,489
	Absa Group Ltd.	11,373,056	120,537
	Capitec Bank Holdings Ltd.	1,170,404	117,406
	Sasol Ltd.	7,930,783	110,730
	Bid Corp. Ltd.	4,584,494	108,509
	Shoprite Holdings Ltd.	6,636,192	95,857
	Sanlam Ltd.	24,183,354	89,173
	Nedbank Group Ltd.	6,495,927	85,357

		Shares	Market Value ($000)
	Impala Platinum Holdings Ltd.	11,638,247	84,064
	Sibanye Stillwater Ltd.	38,683,821	73,515
	Bidvest Group Ltd.	4,693,410	72,757
*	Discovery Ltd.	7,257,771	64,239
	Remgro Ltd.	7,078,654	63,646
	Woolworths Holdings Ltd.	12,678,399	56,622
	Aspen Pharmacare Holdings Ltd.	5,051,568	54,209
	Vodacom Group Ltd.	8,195,572	54,116
	Clicks Group Ltd.	3,384,958	53,086
	Reinet Investments SCA	1,894,137	45,804
	Old Mutual Ltd.	62,285,895	45,369
*	Northam Platinum Holdings Ltd.	5,018,784	42,457
	NEPI Rockcastle NV	6,662,237	40,067
	Anglo American Platinum Ltd.	783,570	39,162
	Growthpoint Properties Ltd.	46,029,445	32,680
	Harmony Gold Mining Co. Ltd.	7,476,482	32,282
[2]	Mr Price Group Ltd.	3,599,147	31,688
	Exxaro Resources Ltd.	3,369,103	30,555
[1]	Pepkor Holdings Ltd.	28,530,698	27,761
[2]	Foschini Group Ltd.	4,534,628	27,478
	OUTsurance Group Ltd.	11,261,055	24,307
	Investec Ltd.	3,832,104	23,935
	Life Healthcare Group Holdings Ltd.	19,182,601	22,411
	Truworths International Ltd.	5,226,654	21,005
	Kumba Iron Ore Ltd.	751,286	20,609
	MultiChoice Group	4,066,615	20,106
	Tiger Brands Ltd.	2,120,830	18,957
	AVI Ltd.	4,526,414	18,031
	Momentum Metropolitan Holdings	16,692,314	17,687
	Redefine Properties Ltd.	88,948,112	17,665
	Sappi Ltd.	7,878,253	16,968
	African Rainbow Minerals Ltd.	1,444,553	16,305
[2]	SPAR Group Ltd.	2,679,640	16,166
	Netcare Ltd.	20,300,315	15,894
	Thungela Resources Ltd.	1,896,919	14,216
*	Fortress Real Estate Investments Ltd. Class A (XJSE)	17,316,363	12,469
	Motus Holdings Ltd.	2,054,828	12,127
	Barloworld Ltd.	2,507,118	11,754
[2]	Pick n Pay Stores Ltd.	4,896,533	10,568
	Resilient REIT Ltd.	4,024,101	9,727
	Santam Ltd.	576,198	9,559
	Vukile Property Fund Ltd.	12,438,715	9,116
	Super Group Ltd.	4,696,443	9,016
	Hyprop Investments Ltd.	4,771,452	8,511
*	Omnia Holdings Ltd.	2,486,646	8,199
[1]	Dis-Chem Pharmacies Ltd.	5,594,804	8,048
	AECI Ltd.	1,515,008	7,993
	MAS plc	6,738,870	7,888
	Reunert Ltd.	2,322,593	7,820
	Ninety One Ltd.	3,187,045	6,945
	Coronation Fund Managers Ltd.	3,719,993	6,838
	Equites Property Fund Ltd.	10,592,616	6,719
*	Telkom SA SOC Ltd.	3,969,563	6,536
	JSE Ltd.	1,256,772	6,443
	DRDGOLD Ltd.	5,833,246	6,412
[2]	DataTec Ltd.	2,779,842	5,477
	Tsogo Sun Ltd.	7,564,886	5,302
	KAP Ltd.	34,065,686	5,133

		Shares	Market Value ($000)
	Sun International Ltd.	2,588,484	5,125
[2]	Attacq Ltd.	9,912,267	4,749
	Astral Foods Ltd.	512,881	4,680
*	Wilson Bayly Holmes-Ovcon Ltd.	759,825	4,605
	Investec Property Fund Ltd.	7,741,748	3,434
	Curro Holdings Ltd.	6,991,600	3,374
	SA Corporate Real Estate Ltd.	29,003,329	3,051
	Raubex Group Ltd.	2,089,934	3,044
	Transaction Capital Ltd.	7,962,753	3,015
*	Fortress Real Estate Investments Ltd. Class B (XJSE)	9,457,421	2,686
	Adcock Ingram Holdings Ltd.	775,067	2,398
	Cashbuild Ltd.	203,042	1,839
	Emira Property Fund Ltd.	3,458,604	1,594
*	Blue Label Telecoms Ltd.	6,698,265	1,251
			3,713,153
Taiwan (17.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	286,555,605	5,174,508
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,753,253	867,885
	Hon Hai Precision Industry Co. Ltd.	164,371,761	568,781
	MediaTek Inc.	20,507,630	451,269
	Delta Electronics Inc.	29,742,356	347,204
[2]	Quanta Computer Inc.	36,803,200	279,994
	Fubon Financial Holding Co. Ltd.	101,541,584	211,939
*	CTBC Financial Holding Co. Ltd.	250,899,062	209,894
	Mega Financial Holding Co. Ltd.	153,607,915	196,973
	Cathay Financial Holding Co. Ltd.	126,871,347	184,925
[2]	Wistron Corp.	39,476,535	178,186
	Nan Ya Plastics Corp.	77,874,819	173,538
	ASE Technology Holding Co. Ltd.	47,331,723	173,238
	E.Sun Financial Holding Co. Ltd.	204,595,354	168,512
	Uni-President Enterprises Corp.	65,954,868	158,230
	China Steel Corp.	170,396,308	151,597
[2]	United Microelectronics Corp.	94,719,270	142,335
	Lite-On Technology Corp.	29,579,084	142,225
	Chunghwa Telecom Co. Ltd.	37,579,663	138,630
	Formosa Plastics Corp.	51,512,057	136,388
	First Financial Holding Co. Ltd.	143,588,303	132,832
	Taiwan Cooperative Financial Holding Co. Ltd.	138,675,451	129,813
	Yuanta Financial Holding Co. Ltd.	165,586,276	128,764
*	Chailease Holding Co. Ltd.	19,037,100	126,052
	Asustek Computer Inc.	9,720,937	112,902
*	Hotai Motor Co. Ltd.	4,410,154	106,484
[2]	Unimicron Technology Corp.	17,821,979	105,218
[2]	Taiwan Cement Corp.	86,107,717	102,314
	Hua Nan Financial Holdings Co. Ltd.	139,737,172	98,992
	Formosa Chemicals & Fibre Corp.	47,346,449	98,563
	Largan Precision Co. Ltd.	1,408,076	97,666
	Taishin Financial Holding Co. Ltd.	162,721,009	94,665
	SinoPac Financial Holdings Co. Ltd.	155,238,346	92,187
[2]	Realtek Semiconductor Corp.	6,612,959	90,823
	Accton Technology Corp.	7,344,610	89,607
[2]	E Ink Holdings Inc.	12,311,440	88,295
*	China Development Financial Holding Corp.	217,431,303	86,935
[2]	Inventec Corp.	41,902,966	85,239
[2]	Yageo Corp.	5,396,925	79,121
	Advantech Co. Ltd.	6,291,694	78,569
[2]	Novatek Microelectronics Corp.	5,668,560	76,659
	Shanghai Commercial & Savings Bank Ltd.	51,372,935	72,012

		Shares	Market Value ($000)
	Taiwan Mobile Co. Ltd.	23,792,941	71,494
[2]	United Microelectronics Corp. ADR	9,289,817	69,767
	Pegatron Corp.	28,177,213	68,615
	President Chain Store Corp.	7,702,449	68,430
[2]	Gigabyte Technology Co. Ltd.	6,812,850	68,292
[2]	Wiwynn Corp.	1,197,280	67,993
	Airtac International Group	2,160,830	64,269
	Global Unichip Corp.	1,208,960	63,234
	Alchip Technologies Ltd.	967,463	61,580
	Micro-Star International Co. Ltd.	9,494,200	58,888
	Chunghwa Telecom Co. Ltd. ADR	1,567,519	57,528
	eMemory Technology Inc.	961,100	56,953
*	Shin Kong Financial Holding Co. Ltd.	185,195,288	56,843
	Compal Electronics Inc.	56,896,900	55,237
	Chang Hwa Commercial Bank Ltd.	90,339,686	54,239
	Elite Material Co. Ltd.	4,075,156	53,928
	Catcher Technology Co. Ltd.	9,311,956	51,493
[2]	Far Eastern New Century Corp.	54,085,963	51,153
	Voltronic Power Technology Corp.	902,325	50,350
	Far EasTone Telecommunications Co. Ltd.	22,170,035	50,057
*,2	AUO Corp.	74,954,039	49,446
*	Tatung Co. Ltd.	31,131,819	49,123
	Globalwafers Co. Ltd.	2,993,810	49,063
	Chroma ATE Inc.	5,530,280	48,714
[2]	Formosa Petrochemical Corp.	19,044,977	48,607
	Silergy Corp.	4,496,560	47,562
	Eclat Textile Co. Ltd.	2,740,209	47,404
[2]	Evergreen Marine Corp. Taiwan Ltd.	13,857,958	45,956
	Teco Electric & Machinery Co. Ltd.	26,776,320	45,908
[2]	Walsin Lihwa Corp.	34,525,707	44,073
[2]	Acer Inc.	39,389,897	43,988
*	Innolux Corp.	82,773,536	43,955
	Asia Cement Corp.	33,046,510	42,397
	Eva Airways Corp.	35,207,760	41,283
	Sino-American Silicon Products Inc.	7,494,742	40,981
*	Feng TAY Enterprise Co. Ltd.	6,056,132	40,961
[2]	Asia Vital Components Co. Ltd.	3,938,995	40,479
[2]	Powerchip Semiconductor Manufacturing Corp.	40,699,000	38,903
*,2	Winbond Electronics Corp.	41,405,452	38,810
	Tripod Technology Corp.	6,879,040	37,029
	Ruentex Development Co. Ltd.	32,583,667	36,973
	Pou Chen Corp.	36,191,021	36,013
[2]	Yang Ming Marine Transport Corp.	24,147,725	35,821
[2]	Synnex Technology International Corp.	18,702,800	35,250
*	Powertech Technology Inc.	9,712,550	34,232
	Taiwan Business Bank	72,556,270	33,312
[2]	WPG Holdings Ltd.	20,619,720	33,141
	TA Chen Stainless Pipe	26,023,322	32,746
[2]	Giant Manufacturing Co. Ltd.	4,367,193	32,396
	Lien Hwa Industrial Holdings Corp.	15,723,883	32,023
	Faraday Technology Corp.	3,066,000	31,936
	King Yuan Electronics Co. Ltd.	15,783,280	31,716
[2]	ASPEED Technology Inc.	421,011	31,152
[2]	Vanguard International Semiconductor Corp.	12,579,640	31,016
	Sinbon Electronics Co. Ltd.	2,889,475	30,988
	Cheng Shin Rubber Industry Co. Ltd.	25,187,095	30,873
[2]	Qisda Corp.	19,191,620	30,479
[2]	Oneness Biotech Co. Ltd.	4,781,976	29,587

		Shares	Market Value ($000)
	Zhen Ding Technology Holding Ltd.	8,753,710	29,334
	Phison Electronics Corp.	2,244,080	29,259
[2]	Win Semiconductors Corp.	5,599,519	29,241
	Parade Technologies Ltd.	978,290	28,720
	Chicony Electronics Co. Ltd.	8,382,458	27,924
	Makalot Industrial Co. Ltd.	2,809,808	27,915
	Taiwan High Speed Rail Corp.	28,975,912	27,828
	Foxconn Technology Co. Ltd.	15,403,663	27,364
	Hiwin Technologies Corp.	3,987,308	26,840
[2]	Nanya Technology Corp.	11,523,878	26,592
	International Games System Co. Ltd.	1,356,600	26,489
	King Slide Works Co. Ltd.	883,000	25,584
[2]	Macronix International Co. Ltd.	25,559,737	25,438
	Lotes Co. Ltd.	1,004,151	23,926
	Gold Circuit Electronics Ltd.	4,397,481	23,836
	Radiant Opto-Electronics Corp.	6,201,751	23,816
	Simplo Technology Co. Ltd.	2,400,310	23,494
	Highwealth Construction Corp.	17,373,679	23,408
	Merida Industry Co. Ltd.	3,352,526	23,162
	Taichung Commercial Bank Co. Ltd.	48,443,390	22,996
[2]	AP Memory Technology Corp.	1,844,120	22,473
	Ruentex Industries Ltd.	11,279,961	22,282
	Compeq Manufacturing Co. Ltd.	15,346,760	22,279
*	Jentech Precision Industrial Co. Ltd.	1,297,283	21,993
	Yulon Finance Corp.	3,592,485	21,714
[2]	Via Technologies Inc.	4,983,620	21,212
	Sanyang Motor Co. Ltd.	8,399,330	21,132
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,659,000	21,107
	Yulon Motor Co. Ltd.	8,054,580	21,066
[2]	YFY Inc.	17,776,703	20,867
	Taiwan Fertilizer Co. Ltd.	10,166,186	20,780
	Wan Hai Lines Ltd.	12,758,646	20,507
[2]	Walsin Technology Corp.	6,774,521	20,479
	Nien Made Enterprise Co. Ltd.	1,914,560	19,846
[2]	China Airlines Ltd.	24,572,146	19,540
	Bizlink Holding Inc.	2,024,491	19,519
	Chipbond Technology Corp.	8,717,630	19,272
[2]	Mitac Holdings Corp.	12,553,901	18,832
	Great Wall Enterprise Co. Ltd.	9,431,626	17,978
*,2	HTC Corp.	9,936,301	17,697
	Poya International Co. Ltd.	1,082,434	17,631
	ASMedia Technology Inc.	540,857	16,970
*	IBF Financial Holdings Co. Ltd.	44,327,112	16,944
	Bora Pharmaceuticals Co. Ltd.	564,000	16,205
	Union Bank of Taiwan	32,712,912	16,199
*	Ennostar Inc.	9,888,726	15,591
	Elan Microelectronics Corp.	4,144,870	15,400
*,2	Taiwan Glass Industry Corp.	22,334,290	15,359
[2]	Nan Ya Printed Circuit Board Corp.	1,916,521	15,175
*,2	China Petrochemical Development Corp.	50,667,041	15,159
	Tung Ho Steel Enterprise Corp.	8,481,602	15,102
	United Integrated Services Co. Ltd.	2,114,800	14,876
	King's Town Bank Co. Ltd.	12,889,184	14,771
	momo.com Inc.	771,120	14,728
[2]	Genius Electronic Optical Co. Ltd.	1,163,299	14,563
	Cheng Loong Corp.	13,118,230	14,430
	Capital Securities Corp.	28,174,773	14,323
	Wistron NeWeb Corp.	3,969,787	14,121

		Shares	Market Value ($000)
*,2	HannStar Display Corp.	31,488,193	13,951
	Taiwan Union Technology Corp.	3,458,052	13,773
	Taiwan Secom Co. Ltd.	3,925,876	13,684
	Eternal Materials Co. Ltd.	13,654,298	13,505
	Ardentec Corp.	6,811,522	13,397
	Topco Scientific Co. Ltd.	2,336,992	13,388
	Sercomm Corp.	3,411,600	13,291
[2]	AcBel Polytech Inc.	7,444,079	13,188
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,799,650	13,030
	CTCI Corp.	10,106,510	12,980
[2]	Kinsus Interconnect Technology Corp.	3,886,530	12,834
[2]	Pan Jit International Inc.	5,522,740	12,824
	Tong Yang Industry Co. Ltd.	6,625,350	12,817
	Goldsun Building Materials Co. Ltd.	14,992,415	12,583
*	WT Microelectronics Co. Ltd.	5,709,651	12,478
*,2	Polaris Group	4,487,000	12,286
	FLEXium Interconnect Inc.	4,132,990	12,248
	Taiwan Surface Mounting Technology Corp.	4,161,110	11,995
	Kaori Heat Treatment Co. Ltd.	1,096,450	11,921
	Feng Hsin Steel Co. Ltd.	5,423,200	11,920
[2]	Sunonwealth Electric Machine Industry Co. Ltd.	2,808,000	11,834
	Coretronic Corp.	5,181,900	11,656
*	Nan Kang Rubber Tire Co. Ltd.	9,563,390	11,559
	Hotai Finance Co. Ltd.	2,538,800	11,478
	Far Eastern International Bank	30,149,639	11,387
	Century Iron & Steel Industrial Co. Ltd.	2,225,000	11,380
	Microbio Co. Ltd.	6,784,100	11,356
	TXC Corp.	4,023,630	11,338
[2]	Episil Technologies Inc.	4,452,189	11,260
[2]	Visual Photonics Epitaxy Co. Ltd.	2,659,960	11,254
*	Lotus Pharmaceutical Co. Ltd.	1,229,000	11,230
	Shinkong Synthetic Fibers Corp.	20,141,400	10,997
	Arcadyan Technology Corp.	2,376,219	10,985
[2]	Nuvoton Technology Corp.	2,434,000	10,890
	Formosa Taffeta Co. Ltd.	13,247,632	10,862
	Far Eastern Department Stores Ltd.	15,265,878	10,622
	Ta Ya Electric Wire & Cable	8,766,544	10,539
*	Charoen Pokphand Enterprise	3,527,343	10,504
[2]	VisEra Technologies Co. Ltd.	1,424,000	10,477
	Getac Holdings Corp.	4,840,420	10,461
	Sigurd Microelectronics Corp.	6,194,546	10,446
[2]	United Renewable Energy Co. Ltd.	18,163,629	10,306
	Kinpo Electronics	18,605,670	10,271
[2]	Fusheng Precision Co. Ltd.	1,602,920	10,207
[2]	Wafer Works Corp.	7,512,103	10,177
	Taiwan Cogeneration Corp.	6,158,193	10,089
[2]	Taiwan-Asia Semiconductor Corp.	5,780,987	9,945
	China Motor Corp.	3,490,844	9,832
	Tong Hsing Electronic Industries Ltd.	1,950,707	9,812
[2]	Sitronix Technology Corp.	1,395,070	9,799
[2]	Orient Semiconductor Electronics Ltd.	6,787,792	9,754
[2]	XinTec Inc.	2,432,225	9,711
	Center Laboratories Inc.	5,109,239	9,690
	ChipMOS Technologies Inc.	8,493,148	9,680
[2]	Wisdom Marine Lines Co. Ltd.	6,633,155	9,637
	Gudeng Precision Industrial Co. Ltd.	833,517	9,633
*	EirGenix Inc.	2,869,868	9,600
[2]	Fitipower Integrated Technology Inc.	2,132,375	9,597

		Shares	Market Value ($000)
	Primax Electronics Ltd.	4,656,940	9,574
	Everlight Electronics Co. Ltd.	5,781,410	9,563
	Raydium Semiconductor Corp.	907,000	9,555
[2]	Taiwan Semiconductor Co. Ltd.	3,384,290	9,550
	USI Corp.	12,426,861	9,225
	ADATA Technology Co. Ltd.	3,509,000	9,163
[2]	Chung Hung Steel Corp.	11,834,000	9,107
	Huaku Development Co. Ltd.	3,138,200	9,047
*	Universal Vision Biotechnology Co. Ltd.	724,500	9,040
	Supreme Electronics Co. Ltd.	5,854,375	9,006
[2]	Elite Semiconductor Microelectronics Technology Inc.	3,601,000	8,971
[2]	Gloria Material Technology Corp.	5,236,640	8,921
	O-Bank Co. Ltd.	27,847,453	8,858
	Grape King Bio Ltd.	1,525,529	8,843
	AURAS Technology Co. Ltd.	961,000	8,841
	Merry Electronics Co. Ltd.	3,019,999	8,775
	President Securities Corp.	13,522,241	8,774
	Yieh Phui Enterprise Co. Ltd.	18,287,574	8,720
	Greatek Electronics Inc.	4,482,000	8,703
	Transcend Information Inc.	3,817,069	8,656
	ITE Technology Inc.	1,727,000	8,515
	Great Tree Pharmacy Co. Ltd.	633,000	8,429
	Kenda Rubber Industrial Co. Ltd.	8,908,289	8,326
	Chicony Power Technology Co. Ltd.	2,506,000	8,303
*,2	Phihong Technology Co. Ltd.	3,812,000	8,219
*	Taiwan TEA Corp.	8,730,000	8,051
*	Ennoconn Corp.	831,758	8,032
*	Innodisk Corp.	798,106	8,007
*	Wowprime Corp.	851,000	7,996
[2]	Andes Technology Corp.	545,000	7,986
	TSRC Corp.	9,883,940	7,902
[2]	U-Ming Marine Transport Corp.	5,823,108	7,898
	International CSRC Investment Holdings Co.	11,881,270	7,866
[2]	Solar Applied Materials Technology Corp.	6,463,607	7,739
	SDI Corp.	2,273,236	7,733
	Standard Foods Corp.	6,116,603	7,731
	Tainan Spinning Co. Ltd.	15,557,000	7,705
	TCI Co. Ltd.	1,407,549	7,702
*	TaiMed Biologics Inc.	2,576,090	7,697
	Sporton International Inc.	996,062	7,629
[2]	Foxsemicon Integrated Technology Inc.	1,295,642	7,624
	Systex Corp.	2,013,000	7,547
[2]	Kinik Co.	1,688,000	7,472
[2]	Allied Supreme Corp.	723,000	7,433
	Farglory Land Development Co. Ltd.	4,048,550	7,400
	China Steel Chemical Corp.	2,137,000	7,388
[2]	Advanced Energy Solution Holding Co. Ltd.	334,000	7,378
	Zyxel Group Corp.	4,203,819	7,252
	ITEQ Corp.	2,851,357	7,207
	Oriental Union Chemical Corp.	10,326,582	7,205
[2]	Grand Pacific Petrochemical	12,253,304	7,182
[2]	Quanta Storage Inc.	2,078,000	7,121
	Cheng Uei Precision Industry Co. Ltd.	5,696,673	7,068
	Cleanaway Co. Ltd.	1,146,000	7,029
	Formosa International Hotels Corp.	887,000	7,010
	Pan-International Industrial Corp.	5,271,000	6,990
	Hannstar Board Corp.	4,358,685	6,904
	UPC Technology Corp.	12,648,041	6,757

		Shares	Market Value ($000)
	Holy Stone Enterprise Co. Ltd.	2,168,033	6,733
	Hota Industrial Manufacturing Co. Ltd.	3,157,178	6,724
	Pegavision Corp.	552,000	6,685
	Taiwan Mask Corp.	2,740,272	6,649
[2]	Evergreen International Storage & Transport Corp.	7,349,000	6,645
	Acter Group Corp. Ltd.	1,368,832	6,610
	ASROCK Inc.	816,000	6,597
	TSEC Corp.	6,613,908	6,582
	Chong Hong Construction Co. Ltd.	2,577,000	6,520
[2]	Longchen Paper & Packaging Co. Ltd.	12,007,632	6,506
	TTY Biopharm Co. Ltd.	2,666,160	6,495
	Wah Lee Industrial Corp.	2,478,194	6,388
	Depo Auto Parts Ind Co. Ltd.	1,799,000	6,339
[2]	FocalTech Systems Co. Ltd.	2,760,482	6,298
	Shiny Chemical Industrial Co. Ltd.	1,418,000	6,284
	Taiwan Paiho Ltd.	3,372,140	6,219
	BES Engineering Corp.	19,381,000	6,200
	Asia Optical Co. Inc.	3,029,260	6,183
	Sinon Corp.	5,348,000	6,183
	Fulgent Sun International Holding Co. Ltd.	1,532,893	6,111
	Nantex Industry Co. Ltd.	5,201,000	6,023
[2]	Co-Tech Development Corp.	2,905,000	5,970
*	Advanced Wireless Semiconductor Co.	2,023,266	5,959
[2]	General Interface Solution Holding Ltd.	2,754,070	5,931
	Silicon Integrated Systems Corp.	9,187,400	5,925
	Pixart Imaging Inc.	1,606,680	5,911
*	Medigen Vaccine Biologics Corp.	3,248,930	5,894
*	OBI Pharma Inc.	2,134,881	5,876
	Global Mixed Mode Technology Inc.	902,000	5,860
	Chang Wah Technology Co. Ltd.	4,961,500	5,859
	TPK Holding Co. Ltd.	4,633,288	5,781
[2]	Sunplus Technology Co. Ltd.	5,884,000	5,776
	Ambassador Hotel	3,520,000	5,771
*,2	RichWave Technology Corp.	1,121,736	5,768
[2]	UPI Semiconductor Corp.	728,000	5,725
*	Cub Elecparts Inc.	1,169,308	5,692
	Prince Housing & Development Corp.	15,547,270	5,666
	Chang Wah Electromaterials Inc.	5,780,000	5,661
	Thinking Electronic Industrial Co. Ltd.	1,106,000	5,644
	Ton Yi Industrial Corp.	9,937,000	5,637
*	AUO Corp. ADR	851,923	5,623
	Continental Holdings Corp.	6,550,000	5,590
*,2	CMC Magnetics Corp.	13,248,313	5,575
	L&K Engineering Co. Ltd.	2,179,000	5,499
	Taiwan Sakura Corp.	2,723,000	5,469
	Marketech International Corp.	1,201,000	5,468
	Hsin Kuang Steel Co. Ltd.	3,518,000	5,459
	Hu Lane Associate Inc.	1,078,300	5,442
	Test Research Inc.	2,789,660	5,425
[2]	Chung Hwa Pulp Corp.	5,252,000	5,376
	TaiDoc Technology Corp.	910,000	5,355
*,2	CSBC Corp. Taiwan	7,095,119	5,273
	Chin-Poon Industrial Co. Ltd.	4,806,890	5,222
*	Synmosa Biopharma Corp.	3,774,738	5,204
	Shinkong Insurance Co. Ltd.	3,009,000	5,180
*	Apex International Co. Ltd.	2,619,000	5,177
*	Chief Telecom Inc.	408,000	5,128
*	Adimmune Corp.	4,581,825	5,115

		Shares	Market Value ($000)
	Shin Zu Shing Co. Ltd.	1,891,853	5,114
	Brighton-Best International Taiwan Inc.	4,829,526	5,104
	Global Brands Manufacture Ltd.	3,108,680	5,085
	Holtek Semiconductor Inc.	2,293,483	5,067
[2]	Topkey Corp.	926,000	5,044
*	China Man-Made Fiber Corp.	19,509,016	5,003
	Taiwan PCB Techvest Co. Ltd.	3,608,000	4,989
*	Mercuries Life Insurance Co. Ltd.	29,812,409	4,983
	Gemtek Technology Corp.	4,825,000	4,941
*	Unitech Printed Circuit Board Corp.	8,701,731	4,900
	Etron Technology Inc.	3,596,803	4,898
	Dynapack International Technology Corp.	1,908,000	4,883
	D-Link Corp.	7,378,400	4,748
	Formosa Sumco Technology Corp.	915,000	4,660
	Kindom Development Co. Ltd.	4,771,600	4,646
	Xxentria Technology Materials Corp.	2,044,100	4,610
	Nichidenbo Corp.	2,688,460	4,564
	Asia Polymer Corp.	5,519,340	4,557
	China General Plastics Corp.	5,855,926	4,533
	Darfon Electronics Corp.	3,226,000	4,515
	Actron Technology Corp.	774,000	4,515
	AmTRAN Technology Co. Ltd.	10,286,343	4,504
	St. Shine Optical Co. Ltd.	648,000	4,462
	YC INOX Co. Ltd.	5,104,800	4,455
	Adlink Technology Inc.	1,932,895	4,442
	Advanced Ceramic X Corp.	683,105	4,432
	Alpha Networks Inc.	3,150,772	4,413
*	Career Technology MFG. Co. Ltd.	5,544,721	4,347
	Lealea Enterprise Co. Ltd.	12,829,367	4,331
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	4,329
	Chia Hsin Cement Corp.	6,497,400	4,319
	Cathay Real Estate Development Co. Ltd.	8,571,984	4,296
	China Metal Products	3,441,000	4,247
[2]	Weltrend Semiconductor	2,187,567	4,202
	Chlitina Holding Ltd.	696,000	4,201
	Soft-World International Corp.	1,304,653	4,195
	Sampo Corp.	4,666,800	4,124
*	Bank of Kaohsiung Co. Ltd.	10,183,676	4,119
*,2	Ichia Technologies Inc.	3,652,000	4,118
	Gamania Digital Entertainment Co. Ltd.	1,798,916	4,047
	IEI Integration Corp.	1,531,920	4,019
	KMC Kuei Meng International Inc.	816,000	4,017
	YungShin Global Holding Corp.	2,884,000	4,012
	Chunghwa Precision Test Tech Co. Ltd.	240,153	3,946
[2]	Genesys Logic Inc.	1,073,000	3,936
	Amazing Microelectronic Corp.	1,026,244	3,931
	Kung Long Batteries Industrial Co. Ltd.	852,000	3,905
[2]	Motech Industries Inc.	4,072,897	3,898
	Anpec Electronics Corp.	834,000	3,883
	Gourmet Master Co. Ltd.	984,469	3,875
*	Asia Pacific Telecom Co. Ltd.	18,789,352	3,861
	Tung Thih Electronic Co. Ltd.	871,000	3,834
[2]	Everlight Chemical Industrial Corp.	5,648,200	3,806
	Flytech Technology Co. Ltd.	1,757,650	3,769
	Dynamic Holding Co. Ltd.	3,705,533	3,724
[2]	LandMark Optoelectronics Corp.	986,470	3,680
	Dimerco Express Corp.	1,545,884	3,653
	Sinyi Realty Inc.	3,879,000	3,583

		Shares	Market Value ($000)
	Firich Enterprises Co. Ltd.	3,194,354	3,569
	Johnson Health Tech Co. Ltd.	1,439,000	3,566
	Taiwan Styrene Monomer	6,803,050	3,552
	Kuo Toong International Co. Ltd.	2,995,514	3,515
	Mercuries & Associates Holding Ltd.	7,522,552	3,510
	Namchow Holdings Co. Ltd.	2,255,000	3,507
	ScinoPharm Taiwan Ltd.	3,449,576	3,503
	Wei Chuan Foods Corp.	5,516,600	3,481
*	Federal Corp.	6,135,040	3,458
	Advanced International Multitech Co. Ltd.	1,373,000	3,435
	Ho Tung Chemical Corp.	12,634,459	3,424
	T3EX Global Holdings Corp.	1,457,000	3,355
	Altek Corp.	2,882,000	3,277
[2]	Sensortek Technology Corp.	336,000	3,260
[2]	Panion & BF Biotech Inc.	903,579	3,242
	Machvision Inc.	456,306	3,223
*	Lung Yen Life Service Corp.	2,698,000	3,185
	91APP Inc.	887,243	3,137
[2]	Hung Sheng Construction Ltd.	4,830,464	3,130
*	Foresee Pharmaceuticals Co. Ltd.	1,183,237	3,127
	Darwin Precisions Corp.	5,857,900	3,114
	Elitegroup Computer Systems Co. Ltd.	3,293,000	3,106
*	RDC Semiconductor Co. Ltd.	776,000	3,069
	Egis Technology Inc.	934,100	3,066
	Radium Life Tech Co. Ltd.	10,611,760	3,053
	Chun Yuan Steel Industry Co. Ltd.	5,444,000	3,045
	PharmaEngine Inc.	1,112,457	2,994
*	First Steamship Co. Ltd.	10,736,968	2,960
[2]	CyberTAN Technology Inc.	4,414,000	2,958
*	Shining Building Business Co. Ltd.	9,003,638	2,954
	Tyntek Corp.	4,262,000	2,936
	Bioteque Corp.	812,475	2,924
	Lingsen Precision Industries Ltd.	4,849,000	2,895
	Rechi Precision Co. Ltd.	3,808,000	2,883
	WUS Printed Circuit Co. Ltd.	2,013,156	2,881
	CHC Healthcare Group	1,457,899	2,869
	Sonix Technology Co. Ltd.	1,948,000	2,866
*,2	Ultra Chip Inc.	866,000	2,851
	Posiflex Technology Inc.	787,764	2,829
	Huang Hsiang Construction Corp.	2,207,000	2,809
*	Kuo Yang Construction Co. Ltd.	4,552,900	2,799
	Syncmold Enterprise Corp.	1,515,500	2,789
	Elite Advanced Laser Corp.	1,828,349	2,781
	Jess-Link Products Co. Ltd.	1,279,750	2,756
*	Kaimei Electronic Corp.	1,332,000	2,730
	TYC Brother Industrial Co. Ltd.	2,542,000	2,699
	Rich Development Co. Ltd.	8,788,000	2,688
[2]	Swancor Holding Co. Ltd.	953,000	2,679
	Nidec Chaun-Choung Technology Corp.	488,000	2,657
	Taiflex Scientific Co. Ltd.	1,971,920	2,642
	VIA Labs Inc.	354,000	2,585
	Zeng Hsing Industrial Co. Ltd.	762,778	2,576
*	Ritek Corp.	8,822,489	2,572
	China Chemical & Pharmaceutical Co. Ltd.	3,327,000	2,565
	Sincere Navigation Corp.	4,255,240	2,557
	Infortrend Technology Inc.	3,282,000	2,551
	Formosan Rubber Group Inc.	3,733,135	2,533
	FSP Technology Inc.	1,548,120	2,446

		Shares	Market Value ($000)
*	HannsTouch Holdings Co.	7,036,115	2,433
	Speed Tech Corp.	1,460,000	2,431
*	Li Peng Enterprise Co. Ltd.	9,652,000	2,411
*,2	Gigastorage Corp.	4,475,259	2,399
	KEE TAI Properties Co. Ltd.	5,952,000	2,313
	Iron Force Industrial Co. Ltd.	755,000	2,292
*	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,278
	AGV Products Corp.	5,064,370	2,244
	Shihlin Electric & Engineering Corp.	475,000	2,243
[2]	China Electric Manufacturing Corp.	3,879,180	2,232
	Savior Lifetec Corp.	3,677,325	2,021
*	Rexon Industrial Corp. Ltd.	1,749,525	1,986
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,966
	TA-I Technology Co. Ltd.	1,349,750	1,952
[2]	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	1,944
	Yulon Nissan Motor Co. Ltd.	311,188	1,941
	Yeong Guan Energy Technology Group Co. Ltd.	1,033,180	1,905
*	Brogent Technologies Inc.	475,792	1,879
*	Cyberlink Corp.	566,674	1,869
*	PChome Online Inc.	1,257,873	1,810
	Fittech Co. Ltd.	778,491	1,728
	Basso Industry Corp.	1,277,000	1,681
	Nan Liu Enterprise Co. Ltd.	673,000	1,650
	Ability Enterprise Co. Ltd.	2,621,491	1,645
	Dyaco International Inc.	1,404,921	1,617
*	Globe Union Industrial Corp.	3,720,408	1,599
*	Zinwell Corp.	2,356,000	1,590
	Taiyen Biotech Co. Ltd.	1,366,000	1,520
*	Medigen Biotechnology Corp.	1,470,000	1,502
	Alexander Marine Co. Ltd.	80,000	1,453
*	Gigasolar Materials Corp.	477,152	1,323
*	ALI Corp.	2,167,275	1,311
*	Newmax Technology Co. Ltd.	1,301,000	1,289
	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	1,169
	Senao International Co. Ltd.	1,011,175	1,143
*	Li Cheng Enterprise Co. Ltd.	1,650,996	1,111
	Sheng Yu Steel Co. Ltd.	1,329,000	1,040
	WinWay Technology Co. Ltd.	40,000	1,001
	M31 Technology Corp.	33,000	930
	Toung Loong Textile Manufacturing	1,136,120	887
	ZillTek Technology Corp.	71,000	875
	Waffer Technology Corp.	234,000	867
	Channel Well Technology Co. Ltd.	333,000	834
	China Bills Finance Corp.	1,718,000	807
*	Tanvex BioPharma Inc.	347,808	770
	GeneReach Biotechnology Corp.	551,776	703
	Fortune Electric Co. Ltd.	87,000	664
*	Weikeng Industrial Co. Ltd.	527,000	580
	Test Rite International Co. Ltd.	574,688	367
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Unity Opto Technology Co. Ltd.	5,295,000	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	—
*,3	XPEC Entertainment Inc.	988,965	—
*,3	Green Energy Technology Inc.	2,819,000	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
*	China Development Financial Holding Corp. Preference Shares	1,001	—

		Shares	Market Value ($000)
*,3	Pegavision Corp. Rights Exp. 8/30/23	47,314	—
*,3	PChome Online Inc. Rights Exp. 8/8/23	128,454	—
			18,089,025
Thailand (2.6%)
	PTT PCL (Foreign)	198,134,715	202,739
	CP ALL PCL (Foreign)	82,548,521	153,227
	Delta Electronics Thailand PCL (Foreign)	38,464,800	127,181
	Bangkok Dusit Medical Services PCL (Foreign)	147,978,920	124,491
*	Airports of Thailand PCL (Foreign)	59,199,544	123,688
	Advanced Info Service PCL (Foreign)	15,411,006	101,823
	PTT Exploration & Production PCL (Foreign)	19,137,184	89,366
	Central Pattana PCL (Foreign)	38,608,824	76,784
	SCB X PCL (Foreign)	22,605,090	74,359
	Kasikornbank PCL (Foreign)	18,206,035	67,105
	Siam Cement PCL NVDR	6,652,596	63,214
	Gulf Energy Development PCL (Foreign)	42,042,115	61,168
	Minor International PCL (Foreign)	52,476,221	50,632
	Bumrungrad Hospital PCL (Foreign)	7,797,574	49,255
[2]	Central Retail Corp. PCL (Foreign)	38,523,400	46,452
	Krung Thai Bank PCL (Foreign)	66,630,396	39,938
	Energy Absolute PCL (Foreign)	21,557,196	39,108
[2]	Charoen Pokphand Foods PCL (Foreign)	64,532,917	38,296
[2]	Bangkok Bank PCL NVDR	6,909,100	34,638
	PTT Global Chemical PCL (Foreign)	28,224,479	32,622
	Siam Cement PCL (Foreign)	3,426,988	32,564
	Home Product Center PCL (Foreign)	76,927,584	31,938
[2]	Banpu PCL (Foreign)	109,166,373	31,117
	TMBThanachart Bank PCL (Foreign)	600,561,200	30,198
	Bangkok Expressway & Metro PCL (Foreign)	108,855,022	28,972
[2]	BTS Group Holdings PCL (Foreign)	118,728,035	28,114
	Intouch Holdings PCL (Foreign)	11,328,600	25,504
[2]	Krungthai Card PCL (Foreign)	18,417,731	25,311
	Indorama Ventures PCL (Foreign)	24,911,435	24,950
	Thai Oil PCL (Foreign)	15,604,706	23,413
[2]	PTT Oil & Retail Business PCL (Foreign)	36,196,800	22,642
	Land & Houses PCL NVDR	90,722,380	22,535
[2]	CP Axtra PCL (Foreign)	21,822,957	22,010
[2]	Thonburi Healthcare Group PCL (Foreign)	10,638,970	20,829
	Digital Telecommunications Infrastructure Fund	70,444,413	20,579
	SCG Packaging PCL (Foreign)	16,620,300	19,679
[2]	True Corp. PCL (Foreign)	86,203,606	18,275
	Bangchak Corp. PCL (Foreign)	15,047,266	16,838
	Global Power Synergy PCL (Foreign)	9,883,740	16,685
	Osotspa PCL (Foreign)	19,340,800	16,545
	Ratch Group PCL NVDR	15,068,202	15,965
[2]	Thanachart Capital PCL (Foreign)	10,824,556	15,815
	Tisco Financial Group PCL (Foreign)	5,259,868	15,451
	WHA Corp. PCL (Foreign)	105,900,806	15,357
	Berli Jucker PCL (Foreign)	14,585,990	14,920
[2]	Electricity Generating PCL (Foreign)	3,753,911	14,641
[2]	Thai Union Group PCL (Foreign)	36,909,579	14,562
[2]	KCE Electronics PCL (Foreign)	11,141,914	14,103
	Kiatnakin Phatra Bank PCL (Foreign)	8,536,170	13,852
[2]	Com7 PCL (Foreign)	16,661,700	13,642
[2]	Kasikornbank PCL NVDR	3,692,375	13,610
	Asset World Corp. PCL (Foreign)	102,533,500	13,436
*,2	Central Plaza Hotel PCL (Foreign)	9,357,013	12,923
[2]	Hana Microelectronics PCL (Foreign)	8,339,983	12,389

		Shares	Market Value ($000)
	Bangkok Bank PCL (Foreign)	2,465,641	12,361
	True Corp. PCL NVDR	58,020,001	12,300
[2]	Srisawad Corp. PCL (Foreign)	8,637,103	11,940
	Krung Thai Bank PCL NVDR	19,542,000	11,713
[2]	Siam Global House PCL (Foreign)	23,889,023	11,530
	AP Thailand PCL (Foreign)	31,641,842	11,282
[2]	B Grimm Power PCL (Foreign)	9,876,647	11,192
[2]	Ngern Tid Lor PCL (Foreign)	17,428,746	11,164
	Sansiri PCL (Foreign)	190,757,106	11,152
	Supalai PCL (Foreign)	17,979,885	11,138
[2]	Thai Life Insurance PCL (Foreign)	33,717,700	11,042
[2]	IRPC PCL (Foreign)	147,118,814	10,498
[2]	Carabao Group PCL (Foreign)	4,848,805	10,322
	Muangthai Capital PCL (Foreign)	9,715,045	10,093
	JMT Network Services PCL (Foreign)	8,753,564	9,922
	Tisco Financial Group PCL NVDR	3,157,493	9,275
[2]	Jasmine Broadband Internet Infrastructure Fund	46,631,737	9,061
[2]	CH Karnchang PCL (Foreign)	13,398,163	8,418
[2]	Bangkok Commercial Asset Management PCL (Foreign)	25,646,900	8,251
	Amata Corp. PCL (Foreign)	11,634,623	7,993
[2]	Bangkok Chain Hospital PCL (Foreign)	13,811,645	7,184
[2]	Dhipaya Group Holdings PCL (Foreign)	5,137,000	6,493
[2]	VGI PCL (Foreign)	75,302,769	6,427
	Thailand Future Fund	28,884,000	6,334
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	19,604,863	6,247
	Vibhavadi Medical Center PCL (Foreign)	86,637,400	6,072
[2]	Forth Corp. PCL (Foreign)	6,701,500	5,976
[2]	Chularat Hospital PCL (Foreign)	70,197,346	5,951
*,2	Beyond Securities PCL (Foreign)	31,010,800	5,941
	Ramkhamhaeng Hospital PCL (Foreign)	4,884,363	5,890
	AEON Thana Sinsap Thailand PCL (Foreign)	1,272,500	5,803
	Mega Lifesciences PCL (Foreign)	5,061,700	5,732
[2]	Gunkul Engineering PCL (Foreign)	56,368,066	5,702
	Quality Houses PCL (Foreign)	83,576,851	5,569
	Betagro PCL (Foreign)	8,464,200	5,512
	Land & Houses PCL (Foreign)	22,011,600	5,467
[2]	Sri Trang Agro-Industry PCL (Foreign)	11,463,361	5,463
	TOA Paint Thailand PCL (Foreign)	6,826,034	5,435
[2]	CK Power PCL (Foreign)	52,946,472	5,352
[2]	Plan B Media PCL (Foreign)	21,229,660	5,307
[2]	Esso Thailand PCL (Foreign)	19,127,973	5,283
	Tipco Asphalt PCL (Foreign)	9,963,830	5,182
	Star Petroleum Refining PCL (Foreign)	19,585,568	5,016
[2]	Dohome PCL (Foreign)	16,660,403	4,702
	TPI Polene PCL (Foreign)	110,912,061	4,668
[2]	Siam City Cement PCL (Foreign)	1,154,106	4,620
*	Bangkok Airways PCL (Foreign)	10,185,024	4,587
[2]	Thai Vegetable Oil PCL (Foreign)	5,955,191	4,394
[2]	TTW PCL (Foreign)	16,630,834	4,228
[2]	Bangkok Land PCL (Foreign)	170,463,378	4,035
	I-TAIL Corp. PCL (Foreign)	7,321,000	4,024
[2]	Bangkok Life Assurance PCL (Foreign)	5,581,991	3,947
	Major Cineplex Group PCL (Foreign)	8,632,997	3,861
[2]	Jaymart Group Holdings PCL (Foreign)	7,732,100	3,844
[2]	Thoresen Thai Agencies PCL (Foreign)	19,998,487	3,713
[2]	Thaifoods Group PCL (Foreign)	29,773,075	3,483
[2]	Banpu Power PCL (Foreign)	8,077,239	3,423
*,2	Jasmine Technology Solution PCL (Foreign)	3,896,392	3,362

		Shares	Market Value ($000)
[2]	TQM Alpha PCL (Foreign)	4,312,700	3,340
[2]	BEC World PCL (Foreign)	13,950,527	3,323
	Pruksa Holding PCL (Foreign)	8,560,530	3,304
	Thaicom PCL (Foreign)	8,311,185	3,209
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	2,791
	TPI Polene Power PCL (Foreign)	28,678,800	2,782
	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	2,781
*	Super Energy Corp. PCL (Foreign)	187,324,419	2,739
	BCPG PCL (Foreign)	9,515,142	2,684
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,856,100	2,673
	Energy Absolute PCL NVDR	1,464,300	2,656
	MBK PCL (Foreign)	5,532,337	2,651
[2]	Precious Shipping PCL (Foreign)	9,584,963	2,638
	SCB X PCL NVDR	786,320	2,587
	MK Restaurants Group PCL (Foreign)	1,889,900	2,555
[2]	Ratchthani Leasing PCL (Foreign)	26,155,350	2,446
[2]	GFPT PCL (Foreign)	6,838,096	2,419
*,2	Jasmine International PCL (Foreign)	51,082,655	2,284
*	Pruksa Real Estate PCL (Foreign)	11,775,000	2,270
*,2	Italian-Thai Development PCL (Foreign)	53,232,231	2,225
	Origin Property PCL (Foreign)	7,239,219	2,222
[2]	Singer Thailand PCL (Foreign)	9,143,500	2,140
[2]	SPCG PCL (Foreign)	5,307,404	1,970
[2]	Ratch Group PCL (Foreign)	1,848,356	1,958
[2]	PTG Energy PCL (Foreign)	6,034,746	1,906
	Intouch Holdings PCL NVDR	793,300	1,786
*,2	Kerry Express Thailand PCL (Foreign)	6,070,500	1,730
[2]	Workpoint Entertainment PCL (Foreign)	3,546,534	1,575
[2]	LPN Development PCL (Foreign)	12,879,597	1,573
[2]	Bangkok Life Assurance PCL NVDR	1,757,900	1,243
*	Samart Corp. PCL (Foreign)	6,186,920	1,148
*,2,3	Thai Airways International PCL (Foreign)	14,720,268	1,095
*	Rabbit Holdings PCL (Foreign)	49,579,369	768
*	VGI PCL Warrants Exp. 5/23/27	18,209,185	85
*,3	Samart Corp. PCL Rights Exp. 12/19/23	61,869	—
			2,755,882
Turkey (1.0%)
*	Turk Hava Yollari AO	7,803,971	67,866
	KOC Holding A/S	11,808,022	59,190
	BIM Birlesik Magazalar A/S	6,091,098	48,913
	Turkiye Petrol Rafinerileri A/S	12,242,444	46,991
	Turkiye Sise ve Cam Fabrikalari A/S	20,381,684	40,409
*	Eregli Demir ve Celik Fabrikalari TAS	22,665,252	35,061
*	Turkcell Iletisim Hizmetleri A/S	16,649,743	31,941
	Ford Otomotiv Sanayi A/S	883,451	31,137
	Enka Insaat ve Sanayi A/S	24,730,663	30,855
*	Sasa Polyester Sanayi A/S	11,050,047	24,897
	Turkiye Is Bankasi A/S Class C	43,181,548	24,242
	Akbank TAS	23,211,907	24,088
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,533,629	23,627
	Yapi ve Kredi Bankasi A/S	43,815,770	23,158
	Tofas Turk Otomobil Fabrikasi A/S	1,666,508	18,680
*	Hektas Ticaret TAS	16,474,354	18,664
	Haci Omer Sabanci Holding A/S	7,943,253	16,990
*	Pegasus Hava Tasimaciligi A/S	536,081	16,759
	Migros Ticaret A/S	1,284,862	14,074
	Turkiye Garanti Bankasi A/S	8,375,036	13,660
*	Gubre Fabrikalari TAS	1,136,399	13,135

		Shares	Market Value ($000)
*	Petkim Petrokimya Holding A/S	17,903,663	11,946
	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S Class B	2,795,152	11,552
	Coca-Cola Icecek A/S	904,485	10,573
*	TAV Havalimanlari Holding A/S	2,502,622	10,431
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,944,282	10,285
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,780,551	9,293
*	Arcelik A/S	1,617,444	9,270
*	Oyak Cimento Fabrikalari A/S	4,355,697	9,056
	AG Anadolu Grubu Holding A/S	1,743,478	8,943
	Kontrolmatik Enerji ve Muhendislik A/S	1,135,661	8,845
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,135,793	8,758
	Turk Traktor ve Ziraat Makineleri A/S	334,953	8,743
	Koza Altin Isletmeleri A/S	7,800,289	8,107
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	16,409,804	7,272
[1]	Mavi Giyim Sanayi ve Ticaret A/S Class B	2,091,404	6,775
	Alarko Holding A/S	1,736,437	6,712
	Dogus Otomotiv Servis ve Ticaret A/S	722,929	6,642
	Dogan Sirketler Grubu Holding A/S	13,114,112	6,471
	Aksa Enerji Uretim A/S Class B	4,383,682	6,436
*	Sok Marketler Ticaret A/S	3,697,717	6,245
[1]	Enerjisa Enerji A/S	3,242,255	6,110
	Is Yatirim Menkul Degerler A/S	7,364,260	6,064
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	5,877
*	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	499,124	5,761
*	Turk Telekomunikasyon A/S	7,267,484	5,746
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	1,577,196	5,550
*	Otokar Otomotiv ve Savunma Sanayi A/S	506,275	5,420
	Borusan Yatirim ve Pazarlama A/S	75,360	5,385
	Nuh Cimento Sanayi A/S	858,026	5,362
*	Investco Holding A/S	517,926	5,143
	Aksa Akrilik Kimya Sanayii A/S	1,561,875	5,024
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	5,020
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	4,396,058	4,777
*	Bera Holding A/S	8,587,304	4,745
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	4,251,198	4,663
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	1,838,877	4,500
	Cimsa Cimento Sanayi ve Ticaret A/S	631,729	4,421
*	Turkiye Vakiflar Bankasi TAO	9,708,174	4,352
	Tekfen Holding A/S	2,596,075	4,319
	Alfa Solar Enerji Sanayi ve Ticaret A/S	137,733	4,302
*	Turkiye Halk Bankasi A/S	7,973,240	4,269
	EGE Endustri ve Ticaret A/S	16,393	3,913
*	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	3,872
*,1	MLP Saglik Hizmetleri A/S Class B	1,023,742	3,672
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,953,887	3,605
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,572,259	3,597
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	3,596
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	3,283
*	Iskenderun Demir ve Celik A/S	2,148,212	3,230
*	Bursa Cimento Fabrikasi A/S	11,062,380	3,154
	Aygaz A/S	713,806	3,146
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	3,821,542	3,019
*	Ulker Biskuvi Sanayi A/S	2,029,950	2,945
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,670
	Logo Yazilim Sanayi ve Ticaret A/S	789,523	2,659
*	Zorlu Enerji Elektrik Uretim A/S	16,373,175	2,614
*	Qua Granite Hayal	9,377,687	2,603

		Shares	Market Value ($000)
	Margun Enerji Uretim Sanayi ve Ticaret A/S	1,205,482	2,572
*	Anadolu Anonim Turk Sigorta Sirketi	3,005,784	2,552
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	2,490
	Kordsa Teknik Tekstil A/S	726,453	2,434
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	936,721	2,257
*	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	2,173
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	2,148
*	Tukas Gida Sanayi ve Ticaret A/S	5,114,784	2,103
	Akcansa Cimento A/S	526,035	2,077
*	Izmir Demir Celik Sanayi A/S	6,233,306	2,054
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,236,314	2,029
*	Konya Cimento Sanayii A/S	12,348	2,007
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,045,113	2,003
*	Can2 Termik A/S	2,500,632	1,999
	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	1,991
*	Kiler Holding A/S	3,272,710	1,878
*	Kervan Gida Sanayi ve Ticaret A/S Class B	2,101,510	1,858
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	2,774,004	1,764
	Kimteks Poliuretan Sanayi ve Ticaret A/S	396,680	1,761
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	1,704
*	Oyak Yatirim Menkul Degerler A/S	896,849	1,667
*	Aksigorta A/S	9,788,938	1,610
*	NET Holding A/S	2,825,096	1,575
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,647,539	1,479
*	Albaraka Turk Katilim Bankasi A/S	11,590,694	1,467
*	Is Finansal Kiralama A/S	3,435,914	1,462
*	Tat Gida Sanayi A/S	1,010,468	1,416
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,411
*	Karsan Otomotiv Sanayii ve Ticaret A/S	3,134,572	1,397
	Galata Wind Enerji A/S	1,501,332	1,378
*	AKIS Gayrimenkul Yatirimi A/S	4,353,005	1,300
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,363,489	1,247
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	10,098,849	1,237
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	8,812,503	1,230
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	149,190	1,228
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,224
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,162
	LDR Turizm A/S	203,220	1,100
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	844,024	1,094
	Kocaer Celik Sanayi ve Ticaret A/S	1,408,804	1,055
*	Karel Elektronik Sanayi ve Ticaret A/S	1,225,519	1,055
*	Imas Makina Sanayi A/S	1,606,162	1,049
*	Erciyas Celik Boru Sanayi A/S	199,607	1,028
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,263,712	988
	Polisan Holding A/S	2,142,054	952
	Bagfas Bandirma Gubre Fabrikalari A/S	748,523	923
	Sekerbank Turk A/S	7,920,336	916
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,114,067	886
*	Aydem Yenilenebilir Enerji A/S	1,173,131	862
	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	757
*	Marti Otel Isletmeleri A/S	5,084,520	721
*	Peker Gayrimenkul Yatirim Ortakligi A/S	840,599	451
	Suwen Tekstil Sanayi Pazarlama A/S	525,648	355
*	Consus Enerji Isletmeciligi ve Hizmetleri A/S	745,118	236
*,3	Asya Katilim Bankasi A/S	6,317,442	—
			1,034,852
United Arab Emirates (1.6%)
	Emirates Telecommunications Group Co. PJSC	48,215,705	294,016

		Shares	Market Value ($000)
	First Abu Dhabi Bank PJSC	61,261,760	244,154
	Emaar Properties PJSC	91,906,496	169,112
*	Alpha Dhabi Holding PJSC	19,050,996	103,546
	Abu Dhabi Commercial Bank PJSC	40,918,835	97,834
	Dubai Electricity & Water Authority PJSC	118,523,582	86,478
	Aldar Properties PJSC	50,147,853	70,573
	Dubai Islamic Bank PJSC	41,100,850	64,366
	Abu Dhabi Islamic Bank PJSC	20,437,982	62,556
*	Multiply Group PJSC	65,384,842	57,493
	Abu Dhabi National Oil Co. for Distribution PJSC	40,671,916	43,177
	Americana Restaurants International plc (XADS)	37,495,472	39,194
	ADNOC Drilling Co. PJSC	22,589,389	24,226
	Air Arabia PJSC	32,990,619	24,166
*	Abu Dhabi Ports Co. PJSC	12,299,323	22,108
	Salik Co. PJSC	23,773,102	20,325
	Borouge plc	27,248,950	20,261
	Dubai Investments PJSC	29,969,527	19,836
	Emaar Development PJSC	11,427,478	19,724
*	Q Holding PJSC	28,249,381	19,159
*	National Marine Dredging Co.	2,826,538	16,926
	Fertiglobe plc	16,239,594	15,824
	Emirates Central Cooling Systems Corp.	25,519,924	13,343
	GFH Financial Group BSC	45,603,058	12,917
	Dana Gas PJSC	48,058,558	12,812
	Dubai Financial Market PJSC	23,168,114	10,475
	AL Yah Satellite Communications Co-PJSC-Yah Sat	13,336,666	9,659
	Sharjah Islamic Bank	14,632,492	9,242
	Aramex PJSC	7,874,608	6,428
*	Ghitha Holding PJSC	527,380	6,142
*	AL Seer Marine Supplies & Equipment Co. LLC	2,683,501	5,723
*	RAK Properties PJSC	14,727,997	4,732
*	Apex Investment Co. PSC	6,797,601	3,885
	Americana Restaurants International plc	1,571,526	1,607
*,3	Arabtec Holding PJSC	10,929,061	1,577
*,3	Drake & Scull International PJSC	4,230,859	—
			1,633,596
Total Common Stocks (Cost $85,794,349)			103,114,748

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[4,5]	Vanguard Market Liquidity Fund (Cost $3,034,222)	5.274%	30,353,324	3,034,725
Total Investments (101.4%) (Cost $88,828,571)				106,149,473
Other Assets and Liabilities—Net (-1.4%)				(1,449,966)
Net Assets (100%)				104,699,507
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $5,831,876,000, representing 5.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,379,783,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,562,000,000 was received for securities on loan, of which $1,548,629,000 is held in Vanguard Market Liquidity Fund and $13,371,000 is held in cash.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	September 2023	22,552	1,188,829	49,750

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	9/20/23	INR	11,925,718	USD	143,948	812	—
HSBC Bank plc	9/20/23	INR	8,249,055	USD	100,246	—	(115)
State Street Bank & Trust Co.	9/20/23	INR	8,249,055	USD	99,953	177	—
Bank of America, N.A.	9/20/23	INR	6,666,530	USD	80,410	512	—
JPMorgan Chase Bank, N.A.	9/20/23	INR	4,936,157	USD	60,219	—	(302)
Citibank, N.A.	9/20/23	INR	4,779,750	USD	58,107	—	(88)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	9/20/23	INR	4,124,527	USD	50,129	—	(64)
Barclays Bank plc	9/20/23	INR	2,011,202	USD	24,472	—	(60)
BNP Paribas	9/20/23	INR	1,966,195	USD	23,924	—	(58)
UBS AG	9/20/23	INR	492,788	USD	5,996	—	(14)
Deutsche Bank AG	9/20/23	INR	425,428	USD	5,179	—	(15)
Morgan Stanley Capital Services LLC	9/20/23	USD	61,316	BRL	307,708	—	(3,198)
Goldman Sachs International	9/20/23	USD	61,292	BRL	307,708	—	(3,223)
Bank of America, N.A.	9/20/23	USD	72,397	HKD	565,316	—	(119)
HSBC Bank plc	9/20/23	USD	61,447	HKD	480,217	—	(153)
Royal Bank of Canada	9/20/23	USD	59,725	HKD	466,697	—	(140)
Standard Chartered Bank	9/20/23	USD	58,220	HKD	454,936	—	(137)
State Street Bank & Trust Co.	9/20/23	USD	42,998	HKD	336,220	—	(131)
BNP Paribas	9/20/23	USD	17,063	HKD	133,322	—	(39)
State Street Bank & Trust Co.	9/20/23	USD	78,418	TWD	2,431,519	573	—
BNP Paribas	9/20/23	USD	42,121	TWD	1,319,426	—	(121)
State Street Bank & Trust Co.	9/20/23	USD	42,074	TWD	1,319,426	—	(168)
						2,074	(8,145)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Advanced Micro-Fabrication Equipment Inc. China Class A	1/31/24	GSI	7,797	(1.501)	193	—
Akbank TAS	8/31/23	BANA	15,123	(2.122)	5,086	—
AUO Corp.	8/31/23	BANA	9,555	(1.322)	974	—
China Airlines Ltd.	8/31/23	BANA	12,619	7.378	—	(439)
FTSE China A Stock Connect CNY All Cap Index	6/13/24	BANA	218,437	(2.622)	12,794	—
Haci Omer Sabanci Holding A/S	8/30/24	BANA	10,601	(0.622)	2,229	—

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Innolux Corp.	8/31/23	BANA	15,510	(3.122)	1,234	—
Koza Altin Isletmeleri A/S	8/30/24	BANA	5,522	5.378	604	—
Nan Ya Printed Circuit Board Corp.	8/31/23	BANA	8,477	1.878	—	(45)
Novatek Microelectronics Corp.	8/7/23	GSI	28,757	(3.076)	3,231	—
United Microelectronics Corp.	8/31/23	BANA	31,145	(2.872)	786	—
					27,131	(484)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $25,437,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	10,706,280	16,513	9	10,722,802
Common Stocks—Other	2,960,842	89,231,748	199,356	92,391,946
Temporary Cash Investments	3,034,725	—	—	3,034,725
Total	16,701,847	89,248,261	199,365	106,149,473

Derivative Financial Instruments
Assets
Futures Contracts[1]	49,750	—	—	49,750
Forward Currency Contracts	—	2,074	—	2,074
Swap Contracts	—	27,131	—	27,131
Total	49,750	29,205	—	78,955
Liabilities
Forward Currency Contracts	—	8,145	—	8,145
Swap Contracts	—	484	—	484
Total	—	8,629	—	8,629
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.